UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-22468

                             Ashmore Funds

(Exact name of registrant as specified in charter)

c/o Ashmore Investment Management Limited

61 Aldwych

London WC2B 4AE

                                     England

(Address of principal executive offices) (Zip code)

Corporation Service Company

84 State Street

                Boston, MA 20109

(Name and address of agent for service)

Registrant’s telephone number, including area code: 011-44-20-3077-6000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2012

Item 1. Reports to Stockholders.

ASHMORE FUNDS

SEMI ANNUAL FINANCIAL STATEMENTS

April 30, 2012

(THIS PAGE INTENTIONALLY LEFT BLANK)

ASHMORE FUNDS

This material is authorized for use only when preceded or accompanied by the current Ashmore Funds prospectuses. Investors should consider the investment objectives, risks, charges and expenses of these Funds carefully before investing. This and other information is contained in the Funds’ prospectus. Please read the prospectus carefully before you invest or send money.

A Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Funds.

ASHMORE FUNDS

INVESTMENT MANAGERS REPORT

For the period November 1, 2011 to April 30, 2012

Overview

The European sovereign debt crisis played a critical role in the performance of emerging markets assets over the course of the reporting period. Two high stakes EU summits were held in the fourth quarter of 2011 (one in October and the other in December) which were designed to seek a political and policy roadmap to deal with both current and potential debt challenges. Neither summit managed to convince the market that a decisive solution to the Eurozone debt crisis (such as larger fiscal transfers or debt mutualisation) was getting nearer.

At the start of the reporting period, much of the Eurozone crisis was centred on Greece (although Ireland and Portugal both accepted external assistance). In August however, fears spread to Spain and Italy, leading to aggressive fiscal consolidation measures - and ultimately to changes in governments in both Greece and Italy. The focus then shifted to Greece’s slippage against its fiscal and economic targets. Discussions about a second financial aid package for Greece, agreed at the European Union summit in October, enshrined the principle of a large haircut on the Greek government debt held by private sector investors. These discussions, and market pressure on French banks, highlighted the under-capitalisation of European banks in general and led to a de-facto credit freeze in European credit markets in November.

To address this, coordinated central bank action was taken by the US Federal Reserve, the Bank of Canada, the Bank of England, the Bank of Japan, the European Central Bank and the Swiss National Bank. This coordinated action was designed to support economic activity and increase the supply of credit to households and businesses.

In December, markets started a three month rally as sentiment turned following a series of positive events. Firstly, EU leaders agreed in principle to a new fiscal pact for the Eurozone nations. Secondly, the European Central Bank offered three year unlimited repo financing lines (the three year Long Term Refinancing Operation) thus establishing itself as a lender of last resort. Whilst this reduced the tail risk for further bank defaults, it did not reduce the risks of a Eurozone recession. Thirdly, data from the US started to turn positive with all major indicators suggesting that the US was on track for a slow and steady recovery. However, by the end of the first quarter of 2012, this positive sentiment started to change as US data failed to live up to the hype and the Eurozone started to make headlines again.

In contrast to developed markets, where growth halved year on year in 2011 to 1.6%, emerging market economies registered robust economic growth averaging 6.2%. Emerging markets policy makers met a marked slowdown in the fourth quarter of 2011 with a mix of interest rate cuts and administrative measures aimed at stimulating economic growth. Brazil and Turkey for example were notable in using a combination of rate cuts and exchange rate manipulation. China, having reduced growth targets from 8% to 7.5% for 2012, cut the bank reserve ratio requirement to increase liquidity in the market. Most emerging markets countries have further ammunition should conditions deteriorate further – this is not the case for their developed world counterparts.

ASHMORE FUNDS

INVESTMENT MANAGERS REPORT

Portfolio Overview

Ashmore Emerging Markets Corporate Debt Fund

Corporate bonds in emerging markets are typically issued by vertically integrated companies operating in fast growing economies and industries. These companies are often characterised by low levels of leverage or borrowings. Over the six month reporting period, performance in the Fund has been strong with the asset class rallying particularly well in the first quarter of 2012. High yield investments outperformed their investment grade counterparts overall. Issuance in the emerging markets corporate space was strong with over $89bn issued in the first quarter of 2012, far surpassing the $73.4bn record set in the first quarter of 2011. Regionally, Asia accounted for the largest portion of issuance, followed by Latin America and the Europe, Middle East and Africa (EMEA) region. Performance over the period was driven by exposure to China, Brazil and Mexico. Chinese names recovered particularly well, having been sold off in the third quarter of 2011 on the back of growth concerns and a general spike in risk aversion. The one noteworthy detractor was Kazakhstan where BTAS, a bank, announced that it was restructuring its bonds having failed to pay its coupon within the grace period. We believe that emerging markets corporate bonds are well positioned for growth given the dynamics of the asset class but naturally, credit selection will be critical within the Fund.

Ashmore Emerging Markets Local Currency Bond Fund

The Emerging Markets Local Currency Bond Fund provides exposure to global emerging markets local currency bonds. Investments are mainly in emerging market transferable securities, by and large debt and other local currency denominated instruments, issued by sovereigns and quasi-sovereigns. Performance over the reporting period was strong from a broad base of contributions including Russia which was one of the top performers. Russian markets sold off in the build-up to the election in 2012, but following Putin’s victory, transition to power was swift and fears of large scale protests similar to those experienced in the Middle East were largely unfounded. The Rouble was also well supported by the price of oil. Other key country contributors were Brazil and Mexico. By the end of the reporting period the Fund had positioned itself with an overweight to Latin America and Asia and an underweight to Eastern Europe. The Fund’s portfolio will continue to be managed on a top-down macro basis with a medium to long term investment horizon. Bouts of risk aversion may lead to periods of negative performance but this could provide an opportunity for the fund to add exposure to certain countries at deflated prices, providing that their fundamentals have not deteriorated. We believe that emerging markets local currency bonds offer the same compelling long term investor case as local currencies themselves.

Ashmore Emerging Markets Local Currency Fund

The Emerging Markets Local Currency Fund invests mainly in short-dated emerging markets local currency denominated instruments including local currency sovereign, quasi-sovereign and corporate bonds. The period under review saw a marked change in performance: November and December 2011 saw local currencies retreat, whereas the first quarter of 2012 yielded strong results for local currency assets. During both periods, performance was fundamentally driven by sentiment in the developed world; in that investors typically unwound local currency positions when concerns over the Eurozone increased (repatriating assets back to the US Dollar), and, as US data and optimism over global growth improved at the beginning of 2012, investors started to reallocate assets back to local currencies. Our view is that the fundamentals in the emerging markets haven’t deteriorated and the long term structural case for local currencies remains compelling; as global rebalancing gathers momentum, we expect emerging market currencies to strengthen versus developed world currencies.

Ashmore Emerging Markets Sovereign Debt Fund

The Emerging Markets Sovereign Debt Fund typically invests in instruments issued by emerging market sovereigns and quasi-sovereigns denominated in US Dollars. The asset class typically trades at a spread over US Treasuries, so any volatility in the US market will have an impact on external sovereign debt. The Fund delivered strong performance over the reporting period which was driven by good performance from a broad range of countries, particularly higher beta credits. Venezuela, Russia and Brazil were the largest country exposures over the period and Venezuela was one of the best performers in the period.

ASHMORE FUNDS

INVESTMENT MANAGERS REPORT

Ashmore Emerging Markets Total Return Fund

The Emerging Markets Total Return Fund targets total returns through a highly diversified portfolio of emerging markets fixed income securities. Investments are mainly in sovereign, quasi-sovereign and corporate bonds including local currency denominated bonds and emerging markets local currencies. The Fund is managed actively both across and within the themes and as such, exposure by theme can vary quite significantly on a month by month basis. At the start of the reporting period the Fund had its largest weighting in the External Debt and Local Currency themes. In December 2011, as data from the US started to improve and investors gained confidence, the Fund started to increase its exposure to both local currencies and local currency debt. This trend was reversed towards the end of the period as investors became increasingly negative about the hopes of a strong US recovery and as Eurozone concerns returned to the headlines. Over the period, exposure to corporate bonds remained fairly static. As mentioned above, our view is that the structural case for emerging market corporate bonds is strong and we are keen to buy into value.

Ashmore Emerging Markets Equity Fund

Emerging markets equities experienced modest gains over the period despite declines through November and December 2011. Smaller equity markets such as Egypt, Colombia and Thailand drove performance, while Morocco was the only MSCI EM Index constituent that ended in negative territory for the reporting period. Both an underweight allocation to Poland and an overweight to Korea contributed positively to Fund performance. Stock selection in Russia, Mexico and China added value, while stock picks in Brazil lagged. Indicators point to a brighter second half in 2012. These include economists’ upgrade of gross domestic product in both emerging markets and the U.S., and concerted efforts by central governments to get their economies moving through both fiscal and monetary policies. We believe that valuations in emerging markets remain compelling and are at a significant discount to historical levels.

Ashmore Emerging Markets Small-Cap Equity Fund

Emerging markets small cap equities rebounded in the first quarter of 2012, following an underperformance during the latter part of 2011, and ended the period by outperforming their larger peers for the 2012 year to date. The smaller markets of Turkey, Egypt and Thailand led the advance for the small cap markets, while Hungary and Korea ended in negative territory for the reporting period. Confidence in Brazil and caution in Korea were both positive contributors for the Fund. Stock selection in the Philippines, Korea and Taiwan added value, while picks in Mexico and Brazil lagged. The emerging markets domestic story remains consistent, with both inflation and interest rates declining. With a brighter outlook for the second half of 2012, small cap companies may benefit from a cyclical upturn in many economies around the world. Improved liquidity, lower cost of capital, and a pickup in domestic demand are all positive indicators for smaller companies.

Ashmore Investment Management Limited

This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Funds and market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are those of Ashmore Investment Management Limited as of the date indicated and are subject to change at any time based upon economic, market, or other conditions and Ashmore Investment Management Limited undertakes no obligation to update the views expressed herein. Any discussions of specific securities or markets should not be considered a recommendation to buy or sell or invest in those securities or markets. The views expressed above may not be relied upon as investment advice or as an indication of the Funds’ trading intent. Information about the Funds’ holdings, asset allocation or country diversification is historical and is not an indication of future portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses applicable to mutual fund investments. In addition, the returns do not reflect certain charges that an investor in the Funds may pay. If these additional fees were reflected, performance would have been lower.

IMPORTANT INFORMATION ABOUT THE FUNDS

The following disclosure provides important information regarding each Fund’s Average Annual Total Return table and Cumulative Returns chart, which appears on each Fund’s individual page in this report (the “Shareholder Report” or “Report”). Please refer to this information when reviewing the table and chart for a Fund.

On each individual Fund Summary page in this Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that all dividend and capital gain distributions were reinvested. Returns do not reflect the deduction of taxes that a shareholder would pay on (i) Fund distributions or (ii) the redemption of Fund shares. The Cumulative Returns Chart reflects only Institutional Class performance. Performance for Class A and Class C shares is typically lower than Institutional Class performance due to the lower expenses paid by Institutional Class shares. Except for the load-waived performance for the Class A and C shares of each Fund (as applicable), performance shown is net of fees and expenses. The load-waived performance for Class A and Class C shares does not reflect the sales charges shareholders of those classes may pay in connection with a purchase or redemption of Class A and Class C shares. The load-waived performance of those share classes is relevant only to shareholders who purchase Class A or Class C shares on a load-waived basis. The figures in the line graph are calculated at net asset value and assume the investment of $1,000,000 at the end of the month that the Institutional Class of the Fund commenced operations. Each Fund measures its performance against a broad-based securities market index (“benchmark index”). Each benchmark index does not take into account fees, expenses or taxes.

For periods prior to the inception date of the Class A and Class C shares (if applicable), performance information shown is based on the performance of the Fund’s Institutional Class shares, adjusted to reflect the distribution and/or service fees and other expenses paid by the Class A and Class C shares, respectively.

A Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Funds.

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Shareholder Report. Please refer to this information when reviewing the Expense Example for a Fund.

EXPENSE EXAMPLE

Fund Expenses

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, from November 1, 2011 or the inception date (if later), through to April 30, 2012.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information based on actual performance and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class, in the row titled “Expenses Paid” to estimate the expenses you paid on your account during this period.

IMPORTANT INFORMATION ABOUT THE FUNDS (CONTINUED)

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the information under the heading “Hypothetical Performance” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Ashmore Emerging Markets Corporate Debt Fund

Ashmore Emerging Markets Corporate Debt Fund is an open-end U.S. mutual fund. The Fund seeks to achieve its objective by investing principally in debt instruments of Corporate issuers, which may be denominated in any currency, including the local currency of the issuer.

Please refer to page 5 herein for an explanation of the information presented below in the Average Annual Total Return Table and Cumulative Return chart.

Average Annual Total Return For The Period Ended April 30, 2012	6 Months	1 Year	Since Inception
			December 8, 2010

Ashmore Emerging Markets Corporate Debt Fund Institutional Class	6.35%	0.85%	4.72%

Ashmore Emerging Markets Corporate Debt Fund Retail Class A (load-waived)*	6.20%	0.59%**	4.45%

Ashmore Emerging Markets Corporate Debt Fund Retail Class A (unadjusted)*	1.95%	-3.43%**	1.44%***

Ashmore Emerging Markets Corporate Debt Fund Retail Class C (load-waived)*	5.82%	-0.14%**	3.69%

Ashmore Emerging Markets Corporate Debt Fund Retail Class C (unadjusted)*	4.75%	-1.14%**	2.95%***

JP Morgan CEMBI BD****	5.13%	5.30%	6.04%

Cumulative Returns Through April 30, 2012 (% of NAV)	Top 5 Country Exposures as of April 30, 2012 (% of NAV)

	United Arab Emirates	11.72%
	China	10.91%
	Brazil	10.48%
	Mexico	9.63%
	Poland	5.22%
	Source: Ashmore. Top 5 country exposure based on aggregate allocation to investment instruments related to countries shown above

$1,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for Institutional Class, Shares is $1,000,000. The minimum initial investment amount for Retail Shares Classes A and C is $1,000.

All Fund returns are net of fees and expenses, except for the load-waived return information for Class A and Class C shares. Performance calculations assume that all dividend and capital gain distributions were reinvested.

*For periods prior to the inception date of the Class A and Class C shares, performance information shown is based on the performance of the Fund’s Institutional Class shares, adjusted to reflect the distribution and/or service fees and other expenses paid by the Class A and Class C shares, respectively.

** Total return is calculated based on since inception of 05/12/2011.

*** Unadjusted Performance accounts for a maximum sales load of 4% for Class A shares and maximum deferred sales charge of 1% for Class C shares.

****The index for the Fund is the JP Morgan Corporate Emerging Markets Bond Index Broad Diversified.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month-end, please visit www.ashmoregroup.com. Periods greater than one year are annualised. Changes in rates of exchange between currencies may cause the value of investments to decrease or increase. The Fund’s performance will fluctuate over long and short term periods.

Please refer to page 5 herein for an explanation of the Expense Example information presented below.

	Expense Example

	Actual Performance			Hypothetical Performance
	Institutional			Institutional
	Class	Class A	Class C	Class	Class A	Class C

Beginning Account Value (11/01/2011)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00

Ending Account Value (04/30/2012)	$1,063.50	$1,062.00	$1,058.20	$1,019.05	$1,017.65	$1,013.92

Expense Ratio	1.17%	1.45%	2.20%	1.17%	1.45%	2.20%

Expenses Paid†	$6.00	$7.43	$11.26	$5.87	$7.27	$11.02

† Expenses are equal to the Fund’s annualized expenses ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period) Hypothetical expenses are based on the Fund’s actual annualized expense ratios and assumed rate of 5 percent per year before expenses.

Unaudited

Share Class

Information

Institutional Class

Launch Date:

December 8, 2010

Minimum Initial Investment:
$1,000,000

ISIN:

US044825049

CUSIP:

044820504

BLOOMBERG:

AEMCDBT US

Retail Class A

Launch Date:

May 12, 2011

Minimum Initial Investment:
$1,000

ISIN:

US0448206039

CUSIP:

044820603

BLOOMBERG:

AEMCDBA US

Retail Class C

Launch Date:

May 12, 2011

Minimum Initial Investment:
$1,000

ISIN:

US0448207029

CUSIP:

044820702

BLOOMBERG:

AEMCDBC US

All sources are Ashmore unless
otherwise indicated

Ashmore Emerging Markets Local Currency Bond Fund

Ashmore Emerging Markets Local Currency Bond Fund is an open-end U.S. mutual fund. The Fund seeks to achieve its objective by investing principally in debt instruments of Sovereign and Quasi-Sovereign issuers of Emerging Market Countries that are denominated in the local currency of the issuer.

Please refer to page 5 herein for an explanation of the information presented below in the Average Annual Total Return Table and Cumulative Return chart.

Average Annual Total Return For The Period Ended April 30, 2012	6 Months	1 Year	Since Inception December 8, 2010

Ashmore Emerging Markets Local Currency Bond Fund Institutional Class	4.05%	-2.08%	5.36%

Ashmore Emerging Markets Local Currency Bond Fund Retail Class A (load-waived)*	3.98%	-2.24%**	5.14%

Ashmore Emerging Markets Local Currency Bond Fund Retail Class A (unadjusted)*	-0.18%	-6.15%**	2.10%***

Ashmore Emerging Markets Local Currency Bond Fund Retail Class C (load-waived)*	3.60%	-3.05%**	4.30%

Ashmore Emerging Markets Local Currency Bond Fund Retail Class C (unadjusted)*	2.56%	-4.01%**	3.55%***

JP Morgan GBI-EM GD****	4.05%	-0.28%	6.57%

Cumulative Returns Through April 30, 2012 (% of net assets)	Top 5 Country Exposures as of April 30, 2012 (% of NAV)

	Mexico	18.06%
	Brazil	11.96%
	Russia	11.23%
	Malaysia	10.27%
	Thailand	10.00%
	Source: Ashmore. Top 5 country exposure based on aggregate allocation to investment instruments related to countries shown above

$1,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for Institutional Class, Shares is $1,000,000. The minimum initial investment amount for Retail Shares Classes A and C is $1,000.

All Fund returns are net of fees and expenses, except for the load-waived return information for Class A and Class C shares. calculations assume that all dividend and capital gain distributions were reinvested.

*For periods prior to the inception date of the Class A and Class C shares, performance information shown is based on the performance of the Fund’s Institutional Class shares, adjusted to reflect the distribution and/or service fees and other expenses paid by the Class A and Class C shares, respectively.

** Total return is calculated based on since inception of 05/12/2011.

*** Unadjusted Performance accounts for a maximum sales load of 4% for Class A shares and maximum deferred sales charge of 1% for Class C shares.

****The index for the Fund is the JP Morgan Global Bond Index — Emerging Markets Global Diversified.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month-end, please visit www.ashmoregroup.com. Periods greater than one year are annualised. Changes in rates of exchange between currencies may cause the value of investments to decrease or increase. The Fund’s performance will fluctuate over long and short term periods.

Please refer to page 5 herein for an explanation of the Expense Example information presented below.

	Expense Example

	Actual Performance			Hypothetical Performance
	Institutional			Institutional
	Class	Class A	Class C	Class	Class A	Class C

Beginning Account Value (11/01/2011)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00

Ending Account Value (04/30/2012)	$1,040.50	$1,039.80	$1,036.00	$1,020.04	$1,018.65	$1,014.92

Expense Ratio	0.97%	1.25%	2.00%	0.97%	1.25%	2.00%

Expenses Paid†	$4.92	$6.34	$10.12	$4.87	$6.27	$10.02

† Expenses are equal to the Fund’s annualized expenses ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period) Hypothetical expenses are based on the Fund’s actual annualized expense ratios and assumed rate of 5 per cent per year before expenses.

Unaudited

Share Class

Information

Institutional Class

Launch Date:

December 8, 2010

Minimum Initial Investment:
$1,000,000

ISIN:

US0448202079

CUSIP:

044820207

BLOOMBERG:

ELBIX US

TICKER:

ELBIX

Retail Class A

Launch Date:

May 12, 2011

Minimum Initial Investment:

$1,000

ISIN:

US0448208761

CUSIP:

044820876

BLOOMBERG:

ELBAX US

TICKER:

ELBAX

Retail Class C

Launch Date:

May 12, 2011

Minimum Initial Investment:

$1,000

ISIN:

US0448208688

CUSIP:

044820868

BLOOMBERG:

ELBCX US

TICKER:

ELBCX

All sources are Ashmore

unless otherwise indicated

Ashmore Emerging Markets Local Currency Fund

Ashmore Emerging Markets Local Currency Fund is an open-end U.S. mutual fund. The Fund seeks to achieve its objective by investing principally in derivatives and other instruments that mature in less than one year (“short-dated instruments”) and provide investment exposure to local currencies of Emerging Market Countries. The Fund also has the flexibility to invest in longer-dated derivative instruments. The Fund may also invest in debt instruments of any maturity issued by Sovereigns and Quasi-Sovereigns and denominated in the local currency of the issuer.

Please refer to page 5 herein for an explanation of the information presented below in the Average Annual Total Return Table and Cumulative Return chart.

Average Annual Total Return For The Period Ended April 30, 2012	6 Months	1 Year	Since Inception December 8, 2010

Ashmore Emerging Markets Local Currency Fund Institutional Class	0.96%	-7.28%	0.60%

Ashmore Emerging Markets Local Currency Fund Retail Class A (load-waived)*	0.75%	-7.76%**	0.24%

Ashmore Emerging Markets Local Currency Fund Retail Class A (unadjusted)*	-3.27%	-11.45%**	-2.72%***

Ashmore Emerging Markets Local Currency Fund Retail Class C (load-waived)*	0.45%	-8.34%**	-0.49%

Ashmore Emerging Markets Local Currency Fund Retail Class C (unadjusted)*	-0.56%	-9.26%**	-1.20%***

JP Morgan ELMI+****	1.28%	-6.02%	1.43%

Cumulative Returns Through April 30, 2012 (% of net assets)	Top 5 Country Exposures as of April 30, 2012 (% of NAV)

	Mexico	18.19%
	Singapore	10.54%
	Poland	7.14%
	India	5.93%
	Thailand	5.67%
	Source: Ashmore. Top 5 country exposure based on aggregate allocation to investment instruments related to countries shown above

$1,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for Institutional Class, Shares is $1,000,000. The minimum initial investment amount for Retail Shares Classes A and C is $1,000.

All Fund returns are net of fees and expenses, except for the load-waived return information for Class A and Class C shares. Performance calculations assume that all dividend and capital gain distributions were reinvested.

*For periods prior to the inception date of the Class A and Class C shares, performance information shown is based on the performance of the Fund’s Institutional Class shares, adjusted to reflect the distribution and/or service fees and other expenses paid by the Class A and Class C shares, respectively.

** Total return is calculated based on since inception of 05/12/2011.

*** Unadjusted Performance accounts for a maximum sales load of 4% for Class A shares and maximum deferred sales charge of 1% for Class C shares.

****The index for the Fund is the JP Morgan Emerging Local Markets Index Plus.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month-end, please visit www.ashmoregroup.com. Periods greater than one year are annualised. Changes in rates of exchange between currencies may cause the value of investments to decrease or increase. The Fund’s performance will fluctuate over long and short term periods.

Please refer to page 5 herein for an explanation of the Expense Example information presented below.

	Expense Example

	Actual Performance			Hypothetical Performance
	Institutional			Institutional
	Class	Class A	Class C	Class	Class A	Class C

Beginning Account Value (11/01/2011)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00

Ending Account Value (04/30/2012)	$1,009.60	$1,007.50	$1,004.50	$1,020.54	$1,019.20	$1,015.42

Expense Ratio	0.87%	1.15%	1.90%	0.87%	1.15%	1.90%

Expenses Paid†	$4.35	$5.74	$9.47	$4.37	$5.79	$9.52

† Expenses are equal to the Fund’s annualized expenses ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period) Hypothetical expenses are based on the Fund’s actual annualized expense ratios and assumed rate of 5 percent per year before expenses.

Unaudited

Share Class

Information

Institutional Class

Launch Date:

December 8, 2010

Minimum Initial Investment:
$1,000,000

ISIN:

US0448201089

CUSIP:

044820108

BLOOMBERG:

ECYIX US

TICKER:

ECYIX

Retail Class A

Launch Date:

May 12, 2011

Minimum Initial Investment:

$1,000

ISIN:

US0448208019

CUSIP:

044820 801

BLOOMBERG:

ECYAX US

TICKER:

ECYAX

Retail Class C

Launch Date:

May 12, 2011

Minimum Initial Investment:

$1,000

ISIN:

US0448208845

CUSIP:

044820 884

BLOOMBERG:

ECYCX US

TICKER:

ECYCX

All sources are Ashmore

unless otherwise indicated

Ashmore Emerging Markets Sovereign Debt Fund

The Ashmore Emerging Markets Sovereign Debt Fund is an open-end U.S. mutual fund. The Fund seeks to achieve its objective by investing principally in debt instruments of Sovereign and Quasi-Sovereign issuers of Emerging Market Countries that are denominated in any Hard Currency.

Please refer to page 5 herein for an explanation of the information presented below in the Average Annual Total Return Table and Cumulative Return chart.

Average Annual Total Return For The Period Ended April 30, 2012	6 Months	1 Year	Since Inception
			December 8, 2010

Ashmore Emerging Markets Sovereign Debt Fund Institutional Class	6.52%	10.14%	7.75%

Ashmore Emerging Markets Sovereign Debt Fund Retail Class A (load-waived)*	6.33%	9.65%**	7.31%

Ashmore Emerging Markets Sovereign Debt Fund Retail Class A (unadjusted)*	2.07%	5.26%**	4.21%***

Ashmore Emerging Markets Sovereign Debt Fund Retail Class C (load-waived)*	5.99%	8.90%**	6.55%

Ashmore Emerging Markets Sovereign Debt Fund Retail Class C (unadjusted)*	4.94%	7.81%**	5.79%***

JP Morgan EMBI GD****	6.20%	11.20%	9.02%

Cumulative Returns Through April 30, 2012 (% of net assets)	Top 5 Country Exposures as of April 30, 2012 (% of NAV)

	Venezuela	8.13%
	Russia	8.12%
	Brazil	7.86%
	Mexico	7.02%
	Philippines	6.55%
	Source: Ashmore. Top 5 country exposure based on aggregate allocation to investment instruments related to countries shown above

$1,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for Institutional Class, Shares is $1,000,000. The minimum initial investment amount for Retail Shares Classes A and C is $1,000.

All Fund returns are net of fees and expenses, except for the load-waived return information for Class A and Class C shares. Performance calculations assume that all dividend and capital gain distributions were reinvested.

*For periods prior to the inception date of the Class A and Class C shares, performance information shown is based on the performance of the Fund’s Institutional Class shares, adjusted to reflect the distribution and/or service fees and other expenses paid by the Class A and Class C shares, respectively.

** Total return is calculated based on since inception of 05/12/2011.

*** Unadjusted Performance accounts for a maximum sales load of 4% for Class A shares and maximum deferred sales charge of 1% for Class C shares.

****The index for the Fund is the JP Morgan Emerging Markets Bond Index Global Diversified.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month-end, please visit www.ashmoregroup.com. Periods greater than one year are annualised. Changes in rates of exchange between currencies may cause the value of investments to decrease or increase. The Fund’s performance will fluctuate over long and short term periods.

Please refer to page 5 herein for an explanation of the Expense Example information presented below.

	Expense Example

	Actual Performance			Hypothetical Performance
	Institutional			Institutional
	Class	Class A	Class C	Class	Class A	Class C

Beginning Account Value (11/01/2011)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00

Ending Account Value (04/30/2012)	$1,065.20	$1,063.30	$1,059.90	$1,020.29	$1,018.90	$1,015.17

Expense Ratio	0.92%	1.20%	1.95%	0.92%	1.20%	1.95%

Expenses Paid†	$4.72	$6.16	$9.99	$4.62	$6.02	$9.77

† Expenses are equal to the Fund’s annualized expenses ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period) Hypothetical expenses are based on the Fund’s actual annualized expense ratios and assumed rate of 5 percent per year before expenses.

Unaudited

Share Class

Information

Institutional Class

Launch Date:

December 8, 2010

Minimum Initial Investment:
$1,000,000

ISIN:

US0448203069

CUSIP:

044820306

BLOOMBERG:

AEMSOVD US

Retail Class A

Launch Date:

May 12, 2011

Minimum Initial Investment:
$1,000

ISIN:

US0448208506

CUSIP:

044820850

BLOOMBERG:

EAMSODA US

Retail Class C

Launch Date:

May 12, 2011

Minimum Initial Investment:
$1,000

ISIN:

US0448208431

CUSIP:

044820843

BLOOMBERG:

AEMSODC US

All sources are Ashmore unless
otherwise indicated

Ashmore Emerging Markets Total Return Fund

The Ashmore Emerging Markets Total Return Fund is a daily dealing U.S. mutual fund. The Fund seeks to achieve its objective by investing principally in debt instruments of Sovereign, Quasi-Sovereign, and Corporate issuers, which may be denominated in any currency, including the local currency of the issuer.

Please refer to page 5 herein for an explanation of the information presented below in the Average Annual Total Return Table and Cumulative Return chart.

Average Annual Total Return For The Period Ended April 30, 2012	6 Months	1 Year	Since Inception December 8, 2010

Ashmore Emerging Markets Total Return Fund Institutional Class	5.55%	-0.11%	4.79%

Ashmore Emerging Markets Total Return Fund Retail Class A (load-waived)*	5.34%	-0.40%**	4.49%

Ashmore Emerging Markets Total Return Fund Retail Class A (unadjusted)*	1.11%	-4.38%**	1.48%***

Ashmore Emerging Markets Total Return Fund Retail Class C (load-waived)*	5.00%	-1.15%**	3.71%

Ashmore Emerging Markets Total Return Fund Retail Class C (unadjusted)*	3.94%	-2.14%**	2.96%***

50/25/25 Composite Benchmark****	4.47%	3.86%	6.55%

Cumulative Returns Through April 30, 2012 (% of net assets)	Top 5 Country Exposures as of April 30, 2012 (% of NAV)

	Brazil	11.55%
	Mexico	8.10%
	Russia	6.28%
	United Arab Emirates	5.89%
	China	5.06%
	Source: Ashmore. Top 5 country exposure based on aggregate allocation to investment instruments related to countries shown above

$1,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for Institutional Class, Shares is $1,000,000. The minimum initial investment amount for Retail Shares Classes A and C is $1,000.

All Fund returns are net of fees and expenses, except for the load-waived return information for Class A and Class C shares. Performance calculations assume that all dividend and capital gain distributions were reinvested.

*For periods prior to the inception date of the Class A and Class C shares, performance information shown is based on the performance of the Fund’s Institutional Class shares, adjusted to reflect the distribution and/or service fees and other expenses paid by the Class A and Class C shares, respectively.

** Total return is calculated based on since inception of 05/12/2011.

*** Unadjusted Performance accounts for a maximum sales load of 4% for Class A shares and maximum deferred sales charge of 1% for Class C shares.

****The index for the Fund is 50% JP Morgan Emerging Markets Bond Index, 25% JP Morgan Emerging Local Markets Index +, 25% JPMorgan Global Bond Index-Emerging Markets Global Diversified.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month-end, please visit www.ashmoregroup.com. Periods greater than one year are annualised. Changes in rates of exchange between currencies may cause the value of investments to decrease or increase. The Fund’s performance will fluctuate over long and short term periods.

Please refer to page 5 herein for an explanation of the Expense Example information presented below.

	Expense Example

	Actual Performance			Hypothetical Performance
	Institutional			Institutional
	Class	Class A	Class C	Class	Class A	Class C

Beginning Account Value (11/01/2011)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00

Ending Account Value (04/30/2012)	$1,055.50	$1,053.40	$1,050.00	$1,019.79	$1,018.40	$1,014.67

Expense Ratio	1.02%	1.30%	2.05%	1.02%	1.30%	2.05%

Expenses Paid†	$5.21	$6.64	$10.45	$5.12	$6.52	$10.27

† Expenses are equal to the Fund’s annualized expenses ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period) Hypothetical expenses are based on the Fund’s actual annualized expense ratios and assumed rate of 5 per cent per year before expenses.

Unaudited

Share Class

Information

Institutional Class

Launch Date:

December 8, 2010

Minimum Initial Investment:
$1,000,000

ISIN:

US0448204059

CUSIP:

044820405

BLOOMBERG:

EMKIX US

TICKER:

EMKIX

Retail Class A

Launch Date:

May 12, 2011

Minimum Initial Investment:

$1,000

ISIN:

US0448208357

CUSIP:

044820835

BLOOMBERG:

EMKAX US

TICKER:

EMKAX

Retail Class C

Launch Date:

May 12, 2011

Minimum Initial Investment:

$1,000

ISIN:

US0448208274

CUSIP:

044820827

BLOOMBERG:

EMKCX US

TICKER:

EMKCX

All sources are Ashmore

unless otherwise indicated

Ashmore Emerging Markets Equity Fund

Ashmore Emerging Markets Equity Fund is an open-end U.S. mutual fund. The Fund seeks to achieve its objective by investing principally in equity securities and equity-related investments of Emerging Market issuers which may be denominated in any currency, including the local currency of the issuer.

Please refer to page 5 herein for an explanation of the information presented below in the Average Annual Total Return Table and Cumulative Return chart.

Average Annual Total Return For The Period Ended April 30, 2012	6 Months	Since Inception
		June 22, 2011

Ashmore Emerging Markets Equity Fund Institutional Class	3.29%	-8.46%

Ashmore Emerging Markets Equity Fund Retail Class A (load-waived)*	-5.09%**	-8.87%

Ashmore Emerging Markets Equity Fund Retail Class A (unadjusted)*	-5.76%**	-12.52%***

MSCI EM NET****	3.93%	-6.32%

Cumulative Returns Through April 30, 2012 (% of net assets)	Top 5 Country Exposures as of April 30, 2012 (% of NAV)

	China	19.95%
	South Korea	18.63%
	Brazil	16.41%
	Taiwan	10.95%
	Russia	8.39%

	Source: Ashmore. Top 5 country exposure based on aggregate allocation to investment instruments related to countries shown above

$1,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for Institutional Class, Shares is $1,000,000. The minimum initial investment amount for Retail Shares Class A is $1,000.

All Fund returns are net of fees and expenses. except for the load-waived return information for Class A shares. Performance calculations assume that all dividend and capital gain distributions were reinvested.

*For periods prior to the inception date of the Class A shares, performance information shown is based on the performance of the Fund’s Institutional Class shares, adjusted to reflect the distribution and/or service fees and other expenses paid by the Class A shares.

**Total return is calculated based on since inception of 02/27/2012

***Unadjusted Performance accounts for a maximum sales load of 4% for Class A shares.

****The index for the Fund is the Morgan Stanley Capital Index Emerging Markets Net.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month-end, please visit www.ashmoregroup.com. Periods greater than one year are annualised. Changes in rates of exchange between currencies may cause the value of investments to decrease or increase. The Fund has been in existence for less than one year; cumulative performance may not be indicative of the Fund’s long-term potential. The Fund’s performance will fluctuate over long and short term periods.

	Expense Example

	Actual Performance		Hypothetical Performance
	Institutional		Institutional
	Class	Class A	Class	Class A

Beginning Account Value* (11/01/2011)	$1,000.00	$1,000.00	$1,000.00	$1,000.00

Ending Account Value (04/30/2012)	$1,032.90	$949.10	$1,019.05	$1,006.21

Expense Ratio	1.17%	1.45%	1.17%	1.45%

Expenses Paid†	$5.91	$2.47	$5.87	$2.54

* Beginning account value for Institutional Class dated 11/01/2011. Beginning account value for Class A dated 02/27/2012.

† Expenses are equal to the Fund’s annualized expenses ratio multiplied by the average account value over the period, multiplied by 182/366 for Institutional Class (to reflect the one-half year period) and 64/366 for Class A (to reflect the period since inception date of 2/27/2012 for Class A shores). The Fund’s Class A hypothetical expenses reflect an amount as if the class has been in operation for the entire fiscal half year. Hypothetical expenses are based on the Fund’s actual annualized expense ratios and assumed rate of 5 per cent per year before expenses.

Unaudited

Share Class

Information

Institutional Class

Launch Date:

June 22, 2011

Minimum Initial Investment:
$1,000,000

ISIN:

US0448208191

CUSIP:

044820819

BLOOMBERG:

ASEMEIN US

Retail Class A

Launch Date:

February 27, 2012

Minimum Initial Investment:
$1,000

ISIN:

US0448207771

CUSIP:

044820777

TICKER:

EMEAX

All sources are Ashmore

unless otherwise indicated

Ashmore Emerging Markets Small-Cap Equity Fund

Ashmore Emerging Markets Small-Cap Equity Fund is an open-end U.S. mutual fund. The Fund seeks to achieve its objective by investing principally in equity securities and equity-related investments of Small-Capitalization Emerging Market Issuers, which may be denominated in any currency, including the local currency of the issuer. The Fund currently defines a Small-Capitalization issuer as an issuer with a market capitalization of $2 billion or less at the time of investment.

Please refer to page 5 herein for an explanation of the information presented below in the Average Annual Total Return Table and Cumulative Return chart.

Average Annual Total Return For The Period Ended April 30, 2012	6 Months	Since Inception
		October 4, 2011

Ashmore Emerging Markets Small-Cap Equity Fund Institutional Class	5.93%	22.67%

Ashmore Emerging Markets Small-Cap Equity Fund Retail Class A (load-waived)*	1.60%**	22.49%

Ashmore Emerging Markets Small-Cap Equity Fund Retail Class A (unadjusted)*	0.62%**	17.59%***

MSCI EM Small Cap NET****	3.58%	16.96%

Cumulative Returns Through April 30, 2012 (% of net assets)	Top 5 Country Exposures as of April 30, 2012 (% of NAV)

	China	23.95%
	South Korea	14.59%
	Brazil	14.02%
	Taiwan	11.89%
	India	8.10%
	Source: Ashmore. Top 5 country exposure based on aggregate allocation to investment instruments related to countries shown above

$1,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for Institutional Class, Shares is $1,000,000. The minimum initial investment amount for Retail Shares Class A is $1,000.

All Fund returns are net of fees and expenses except for the load-waived return information for Class A shares. Performance calculations assume that all dividend and capital gain distributions were reinvested.

*For periods prior to the inception date of the Class A shares, performance information shown is based on the performance of the Fund’s Institutional Class shares, adjusted to reflect the distribution and/or service fees and other expenses paid by the Class A shares.

** Total return is calculated based on since inception of 02/01/2012

*** Unadjusted Performance accounts for a maximum sales load of 4% for Class A shares.

****The index for the Fund is the Morgan Stanley Capital Index Emerging Markets Small-Cap

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month-end, please visit www.ashmoregroup.com. Periods greater than one year are annualised. Changes in rates of exchange between currencies may cause the value of investments to decrease or increase. The Fund has been in existence for less than one year; cumulative performance may not be indicative of the Fund’s long-term potential. The Fund’s performance will fluctuate over long and short term periods.

	Expense Example

	Actual Performance		Hypothetical Performance
	Institutional		Institutional
	Class	Class A	Class	Class A

Beginning Account Value* (11/01/2011)	$1,000.00	$1,000.00	$1,000.00	$1,000.00

Ending Account Value (04/30/2012)	$1,059.30	$1,016.00	$1,017.30	$1,007.78

Expense Ratio	1.52%	1.80%	1.52%	1.80%

Expenses Paid†	$7.78	$4.41	$7.62	$4.39

* Beginning account value for Institutional Class dated 11/01/2011. Beginning account value for Class A dated 02/01/2012.

† Expenses are equal to the Fund’s annualized expenses ratio multiplied by the average account value over the period, multiplied by 182/366 for Institutional Class (to reflect the one-half year period) and 89/366 for Class A (to reflect the period since inception date of 2/1/2012 for Class A shares). The Fund’s Class A hypothetical expenses reflect an amount as if the class has been in operation for the entire fiscal half year. Hypothetical expenses are based on the Fund’s actual annualized expense ratios and assumed rate of 5 per cent per year before expenses.

Unaudited

Share Class

Information

Institutional Class

Launch Date:

October 4, 2011

Minimum Initial Investment:
$1,000,000

ISIN:

US0448201162

CUSIP:

044820116

Retail Class A

Launch Date:

February 1, 2012

Minimum Initial Investment:
$1,000

ISIN:

US0448207938

CUSIP:

044820793

TICKER:

ESSAX

All sources are Ashmore

unless otherwise indicated

ASHMORE FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

As of April 30, 2012 (Unaudited)

	Ashmore Emerging Markets Corporate Debt Fund	Ashmore Emerging Markets Local Currency Bond Fund
ASSETS:
Investments in securities, at value	$13,750,307	$63,744,478
Investments in fully funded total return swaps, at value	—	5,343,704
Cash	509,181	5,583,520
Foreign currency, at value	1,390	75,661
Unrealized appreciation on interest rate swap contracts	—	346,911
Unrealized appreciation on forward foreign currency exchange contracts	225	511,304
Receivable for securities and currencies sold	—	2,549,885
Receivable for fund shares sold	—	218,952
Receivable from Investment Manager	16,478	23,552
Interest and dividends receivable	243,439	906,809
Tax reclaims receivable	—	8,149
Other assets	18,792	24,244
Total Assets	14,539,812	79,337,169
LIABILITIES:
Unrealized depreciation on interest rate swap contracts	—	—
Unrealized depreciation on forward foreign currency exchange contracts	12,300	468,444
Payable for securities and currencies purchased	200,000	11,211,505
Payable for when-issued securities	—	—
Redemptions payable	—	—
Distributions payable	18,163	49,340
Investment Manager fee payable	13,708	53,742
Trustees’ fees payable	1,214	1,214
Variation margin payable	—	781
Other liabilities	67,735	81,985
Total Liabilities	313,120	11,867,011
Net Assets	$14,226,692	$67,470,158
NET ASSETS:
Paid in capital	$14,683,091	$66,844,434
Undistributed (distributions in excess of) net investment income (loss)	31,231	(383,792)
Accumulated net realized gain (loss)	122,928	(147,995)
Net unrealized appreciation (depreciation)	(610,558)	1,157,511
Net Assets	$14,226,692	$67,470,158

Net Assets:
Class A	$1,003	$291,931
Class C	996	994
Institutional Class	14,224,693	67,177,233

Shares Issued and Outstanding (no par value, unlimited shares authorized):
Class A	109	30,285
Class C	108	103
Institutional Class	1,484,396	6,733,675

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding):
Class A	$9.23	$9.64
Class C	9.23	9.63
Institutional Class	9.58	9.98
Cost of Investments in securities	$14,348,280	$63,286,299
Cost of Investments in fully funded total return swaps	$—	$5,006,652
Cost of Foreign currency held	$1,385	$59,241

See accompanying notes to the financial statements.

Ashmore Emerging Markets Local Currency Fund	Ashmore Emerging Markets Sovereign Debt Fund	Ashmore Emerging Markets Total Return Fund	Ashmore Emerging Markets Equity Fund	Ashmore Emerging Markets Small-Cap Equity Fund

$45,701,099	$31,634,721	$167,570,617	$8,993,780	$12,279,535
—	—	847,903	—	—
13,758,579	668,151	5,969,668	136,431	133,091
37	11	19,940	23,202	8,411
—	—	128,968	—	—
628,272	—	668,445	—	—
7,223	—	9,668	67,050	—
—	—	—	—	—
19,099	18,271	28,301	20,520	21,141
913	469,291	2,282,175	14,685	6,788
—	—	—	—	—
25,885	20,381	36,604	25,528	23,231
60,141,107	32,810,826	177,562,289	9,281,196	12,472,197

—	—	3,643	—	—
483,123	762	362,873	—	—
284,149	198,944	18,569,391	82,099	—
—	—	197,262	—	—
—	—	3,520	—	—
—	24,399	123,083	—	—
41,487	24,068	129,323	8,702	15,371
1,214	1,214	1,214	1,214	1,333
—	6,875	14,594	—	—
71,867	67,328	92,606	53,773	91,614
881,840	323,590	19,497,509	145,788	108,318
$59,259,267	$32,487,236	$158,064,780	$9,135,408	$12,363,879

$58,234,137	$31,054,257	$158,151,062	$10,052,651	$10,135,177
5,694	(23,556)	147,263	12,118	(17,596)
928,342	84,583	(300,439)	(1,034,242)	1,029,209
91,094	1,371,952	66,894	104,881	1,217,089
$59,259,267	$32,487,236	$158,064,780	$9,135,408	$12,363,879

$946	$1,087	$616,546	$949	$98,033
940	1,079	999	—	—
59,257,381	32,485,070	157,447,235	9,134,459	12,265,846

100	104	64,087	100	9,653
100	104	104	—	—
6,278,986	3,125,292	16,134,726	1,006,477	1,003,639

$9.44	$10.43	$9.62	$9.49	$10.16
9.38	10.43	9.61	—	—
9.44	10.39	9.76	9.08	12.22
$45,754,545	$30,083,284	$167,454,009	$8,888,882	$11,062,429
$—	$—	$939,404	$—	$—
$37	$11	$20,809	$23,029	$8,314

See accompanying notes to the financial statements.

ASHMORE FUNDS

STATEMENTS OF OPERATIONS

For the Six Months Ended April 30, 2012 (Unaudited)

	Ashmore Emerging Markets Corporate Debt Fund	Ashmore Emerging Markets Local Currency Bond Fund
INVESTMENT INCOME:
Interest, net of foreign tax withholdings*	$584,641	$1,434,761
Dividends, net of foreign tax withholdings*	—	—
Total Income	584,641	1,434,761
EXPENSES:
Investment Manager fees	72,874	299,077
Administration fees	2,535	12,593
Custody fees	2,218	17,315
Professional fees	45,783	45,783
Trustees’ fees	12,497	12,497
Offering expenses and registration fees	18,717	20,666
Insurance fees	4,995	4,995
Printing fees	7,085	7,085
Transfer agent fees - Institutional Class	359	359
Distribution fees - Class A	1	354
Distribution fees - Class C	5	5
Other	5,010	6,827
Total Expenses	172,079	427,556
Less expenses reimbursed by the Investment Manager	(97,931)	(122,439)
Net Expenses	74,148	305,117
Net Investment Income (Loss)	510,493	1,129,644
NET REALIZED AND UNREALIZED GAINS (LOSSES):
NET REALIZED GAIN (LOSS) ON:
Investments in securities	81,925	(752,534)
Forward foreign currency exchange contracts	42,423	268,907
Futures contracts	—	(10)
Interest rate swap contracts	—	247,819
Foreign exchange transactions	(1,420)	114,649
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments in securities	171,083	1,428,516
Forward foreign currency exchange contracts	34,947	(79,436)
Futures contracts	—	(42,103)
Investments in fully funded total return swaps	—	(42,178)
Interest rate swap contracts	—	(17,041)
Foreign exchange translations	326	41,940
Net Realized and Unrealized Gains (Losses)	329,284	1,168,529
Net Increase in Net Assets Resulting from Operations	$839,777	$2,298,173
* Foreign tax withholdings	$674	$—

See accompanying notes to the financial statements.

Ashmore Emerging Markets Local Currency Fund	Ashmore Emerging Markets Sovereign Debt Fund	Ashmore Emerging Markets Total Return Fund	Ashmore Emerging Markets Equity Fund	Ashmore Emerging Markets Small-Cap Equity Fund

$40,046	$873,628	$4,035,686	$33	$—
—	—	—	65,404	72,060
40,046	873,628	4,035,686	65,437	72,060

210,884	139,757	630,673	51,178	87,572
9,924	6,211	25,227	1,780	2,335
8,684	5,435	25,227	2,003	2,627
45,784	45,784	45,784	45,711	48,241
12,497	12,497	12,497	12,497	12,438
19,287	19,387	25,182	44,039	43,077
4,995	4,995	4,995	5,211	5,087
7,085	7,085	6,428	7,032	6,647
359	359	359	359	359
1	1	706	—	61
5	5	5	—	—
5,581	7,323	9,788	5,459	5,281
325,086	248,839	786,871	175,269	213,725
(109,233)	(105,970)	(143,665)	(123,221)	(125,003)
215,853	142,869	643,206	52,048	88,722
(175,807)	730,759	3,392,480	13,389	(16,662)

(218,487)	86,625	(953,275)	(172,928)	1,044,120
1,151,982	9,089	808,611	179	(146)
—	(103)	(218)	—	—
—	—	177,616	—	—
(739)	—	31,491	(695)	(9,483)

200,760	1,352,203	4,120,184	446,703	(325,944)
499,638	(262)	530,683	—	—
—	(178,728)	(378,815)	—	—
—	—	(33,123)	—	—
—	—	4,769	—	—
(609)	(15)	3,873	(606)	(4)
1,632,545	1,268,809	4,311,796	272,653	708,543
$1,456,738	$1,999,568	$7,704,276	$286,042	$691,881
$—	$358	$14,831	$5,761	$2,539

See accompanying notes to the financial statements.

ASHMORE FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

For the Six Months Ended April 30, 2012 (Unaudited) and the Fiscal Period Ended October 31, 2011

	Ashmore Emerging Markets Corporate Debt Fund		Ashmore Emerging Markets Local Currency Bond Fund
	2012	2011[1]	2012	2011[1]
INCREASE (DECREASE) IN NET ASSETS FROM: OPERATIONS:
Net investment income (loss)	$510,493	$710,945	$1,129,644	$1,282,157
Net realized gain (loss)	122,928	64,793	(121,169)	(121,063)
Net change in unrealized appreciation (depreciation)	206,356	(816,914)	1,289,698	(132,187)
Net Increase (Decrease) in Net Assets Resulting from Operations	839,777	(41,176)	2,298,173	1,028,907

DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
From net investment income	(37)	(37)	(4,856)	(416)
From net realized gain	(5)	—	—	—
Tax return of capital	—	—	—	(272)

Total distributions to Class A shareholders	(42)	(37)	(4,856)	(688)
DISTRIBUTIONS TO CLASS C SHAREHOLDERS:
From net investment income	(33)	(34)	(13)	(11)
From net realized gain	(5)	—	—	—
Tax return of capital	—	—	—	(8)

Total distributions to Class C shareholders	(38)	(34)	(13)	(19)
DISTRIBUTIONS TO INSTITUTIONAL CLASS SHAREHOLDERS:
From net investment income	(510,481)	(678,055)	(1,164,541)	(1,531,519)
From net realized gain	(66,313)	—	—	—
Tax return of capital	—	—	—	(1,033,846)

Total distributions to Institutional Class shareholders	(576,794)	(678,055)	(1,164,541)	(2,565,365)

FUND SHARE TRANSACTIONS:
Net increase in net assets resulting from Class A share transactions	53	1,025	23	301,326
Net increase in net assets resulting from Class C share transactions	49	1,023	19	1,014
Net increase in net assets resulting from Institutional Class share transactions	2,137,422	12,543,519	3,524,835	64,051,343

Net increase in net assets resulting from Fund share transactions	2,137,524	12,545,567	3,524,877	64,353,683

Total Increase in Net Assets	2,400,427	11,826,265	4,653,640	62,816,518

NET ASSETS:
Net assets at the beginning of the period	11,826,265	—	62,816,518	—

Net assets at the end of the period	$14,226,692	$11,826,265	$67,470,158	$62,816,518
Undistributed (Distributions in excess of) Net Investment Income (Loss)	$31,231	$31,289	$(383,792)	$(344,026)

[1]	The Fund was initially capitalized on November 19, 2010 and it commenced investment operations on December 8, 2010.
[2]	The Fund commenced investment operations on June 22, 2011.
[3]	The Fund commenced investment operations on October 4, 2011.

See accompanying notes to the financial statements.

Ashmore Emerging Markets Local Currency Fund		Ashmore Emerging Markets Sovereign Debt Fund		Ashmore Emerging Markets Total Return Fund		Ashmore Emerging Markets Equity Fund		Ashmore Emerging Markets Small-Cap Fund
2012	2011[1]	2012	2011[1]	2012	2011[1]	2012	2011[2]	2012		2011[3]

$(175,807)	$(97,551)	$730,759	$416,196	$3,392,480	$2,451,239	$13,389	$53,026	$(16,662	) $	(6,872)
932,756	(2,408,355)	95,611	(5,401)	64,225	(1,490,657)	(173,444)	(851,017)	1,034,491		40,246
699,789	(608,695)	1,173,198	198,754	4,247,571	(4,180,677)	446,097	(341,216)	(325,948)		1,543,037
1,456,738	(3,114,601)	1,999,568	609,549	7,704,276	(3,220,095)	286,042	(1,139,207)	691,881		1,576,411

—	—	(23)	(19)	(14,493)	(3,827)	—	—	—		—
—	—	—	—	—	—	—	—	—		—
—	(2)	—	—	—	(3,858)	—	—	—		—

—	(2)	(23)	(19)	(14,493)	(7,685)	—	—	—		—

—	—	(20)	(16)	(21)	(8)	—	—	—		—
—	—	—	—	—	—	—	—	—		—
—	(1)	—	—	—	(8)	—	—	—		—

—	(1)	(20)	(16)	(21)	(16)	—	—	—		—

—	—	(748,119)	(427,941)	(3,386,526)	(1,165,588)	(17,603)	(46,475)	(934)		—
—	—	—	—	—	—	—	—	(38,656)		—
—	(948,700)	—	—	—	(1,259,791)	—	—	—		—

—	(948,700)	(748,119)	(427,941)	(3,386,526)	(2,425,379)	(17,603)	(46,475)	(39,590)		—

1	1,001	28	1,013	89,195	544,481	1,000	—	96,525		—
—	1,001	24	1,011	26	1,011	—	—	—		—
34,158,113	27,705,717	700,959	30,351,222	51,215,846	107,564,160	17,824	10,033,827	38,652		10,000,000

34,158,114	27,707,719	701,011	30,353,246	51,305,067	108,109,652	18,824	10,033,827	135,177		10,000,000
35,614,852	23,644,415	1,952,417	30,534,819	55,608,303	102,456,477	287,263	8,848,145	787,468		11,576,411

23,644,415	—	30,534,819	—	102,456,477	—	8,848,145	—	11,576,411		—

$59,259,267	$23,644,415	$32,487,236	$30,534,819	$158,064,780	$102,456,477	$9,135,408	$8,848,145	$12,363,879		$11,576,411
$5,694	$181,501	$(23,556)	$(6,153)	$147,263	$155,823	$12,118	$16,332	$(17,596	) $	—

See accompanying notes to the financial statements.

ASHMORE FUNDS

FINANCIAL HIGHLIGHTS

For the Six Months Ended April 30, 2012 (Unaudited) and the Fiscal Period Ended October 31, 2011

Ashmore Emerging Markets Corporate Debt Fund

	Class A		Class C		Institutional Class
	2012	2011[1]	2012	2011[1]	2012	2011[2]

Net asset value at beginning of period	$ 9.09	$ 10.00	$ 9.09	$ 10.00	$ 9.43	$ 10.00

Income/(loss) from investment operations:
Net investment income[3]	0.35	0.32	0.32	0.28	0.37	0.63
Net realized and unrealized gain (loss)	0.19	(0.86)	0.19	(0.86)	0.21	(0.60)

Total from investment operations	0.54	(0.54)	0.51	(0.58)	0.58	0.03

Less distributions:

From net investment income	(0.35)	(0.37)	(0.32)	(0.33)	(0.38)	(0.60)
From net realized gain	(0.05)	—	(0.05)	—	(0.05)	—

Total distributions	(0.40)	(0.37)	(0.37)	(0.33)	(0.43)	(0.60)

Net asset value at end of period	$ 9.23	$ 9.09	$ 9.23	$ 9.09	$ 9.58	$ 9.43

Total return[4]	6.20%	(5.44%)	5.82%	(5.78%)	6.35%	0.27%

Portfolio turnover rate[5]	23%	22%	23%	22%	23%	22%

Net assets, end of period (in thousands)	$ 1	$ 1	$ 1	$ 1	$ 14,225	$ 11,824

Ratios to average net assets:[6]
Total expenses to average net assets:
Total expenses before reimbursements	2.95%	4.36%	3.71%	5.12%	2.72%	3.78%
Total expenses after reimbursements	1.45%	1.45%	2.20%	2.20%	1.17%	1.17%

Net investment income to average net assets:
Net investment income before reimbursements	6.34%	4.35%	5.60%	3.59%	6.51%	4.60%
Net investment income after reimbursements	7.84%	7.26%	7.11%	6.51%	8.06%	7.21%

[1]	Class A and Class C commenced investment operations on May 12, 2011.
[2]	The Institutional Class commenced investment operations on December 8, 2010.
[3]	Per share amounts are based on average number of shares outstanding during the period.
[4]

Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions at net asset value on distribution date, and a complete redemption of the investment at net asset value at the end of the period excluding the impact of sales charges. Total return is not annualized for periods less than one year.

[5]

The portfolio turnover rate is calculated by dividing the lesser of cost of purchases or proceeds from sales of long term portfolio securities by the monthly average of the value of the long term portfolio securities. Portfolio turnover is not annualized for periods less than one year.

[6]	Annualized for periods less than one year.

See accompanying notes to the financial statements.

ASHMORE FUNDS

FINANCIAL HIGHLIGHTS

For the Six Months Ended April 30, 2012 (Unaudited) and the Fiscal Period Ended October 31, 2011

Ashmore Emerging Markets Local Currency Bond Fund

	Class A		Class C		Institutional Class
	2012	2011[1]	2012	2011[1]	2012	2011[2]

Net asset value at beginning of period	$ 9.43	$ 10.00	$ 9.43	$ 10.00	$ 9.76	$ 10.00

Income/(loss) from investment operations:
Net investment income[3]	0.15	0.13	0.12	0.13	0.18	0.29
Net realized and unrealized gain (loss)	0.22	(0.48)	0.21	(0.51)	0.22	0.06

Total from investment operations	0.37	(0.35)	0.33	(0.38)	0.40	0.35

Less distributions:

From net investment income	(0.16)	(0.13)	(0.13)	(0.11)	(0.18)	(0.35)
Tax return of capital	—	(0.09)	—	(0.08)	—	(0.24)

Total distributions	(0.16)	(0.22)	(0.13)	(0.19)	(0.18)	(0.59)

Net asset value at end of period	$ 9.64	$ 9.43	$ 9.63	$ 9.43	$ 9.98	$ 9.76

Total return[4]	3.98%	(3.60%)	3.60%	(4.01%)	4.05%	3.35%

Portfolio turnover rate[5]	48%	31%	48%	31%	48%	31%

Net assets, end of period (in thousands)	$ 292	$ 286	$ 1	$ 1	$ 67,177	$ 62,530

Ratios to average net assets:[6]
Total expenses to average net assets:
Total expenses before reimbursements	1.61%	1.99%	2.54%	2.87%	1.36%	1.70%
Total expenses after reimbursements	1.25%	1.25%	2.00%	2.00%	0.97%	0.97%

Net investment income to average net assets:
Net investment income before reimbursements	2.67%	2.34%	1.85%	1.87%	2.91%	2.55%
Net investment income after reimbursements	3.03%	3.08%	2.39%	2.74%	3.30%	3.28%

[1]	Class A and Class C commenced investment operations on May 12, 2011.
[2]	The Institutional Class commenced investment operations on December 8, 2010.
[3]	Per share amounts are based on average number of shares outstanding during the period.
[4]

Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions at net asset value on distribution date, and a complete redemption of the investment at net asset value at the end of the period excluding the impact of sales charges. Total return is not annualized for periods less than one year.

[5]

The portfolio turnover rate is calculated by dividing the lesser of cost of purchases or proceeds from sales of long term portfolio securities, including fully funded total return swaps, by the monthly average of the value of the long term portfolio securities. Portfolio turnover is not annualized for periods less than one year.

[6]	Annualized for periods less than one year.

See accompanying notes to the financial statements.

ASHMORE FUNDS

FINANCIAL HIGHLIGHTS

For the Six Months Ended April 30, 2012 (Unaudited) and the Fiscal Period Ended October 31, 2011

Ashmore Emerging Markets Local Currency Fund

	Class A		Class C		Institutional Class
	2012	2011[1]	2012	2011[1]	2012	2011[2]

Net asset value at beginning of period	$ 9.38	$ 10.00	$ 9.35	$ 10.00	$ 9.35	$ 10.00

Income/(loss) from investment operations:
Net investment loss[3]	(0.05)	(0.03)	(0.09)	(0.06)	(0.03)	(0.04)
Net realized and unrealized gain (loss)	0.11	(0.57)	0.12	(0.58)	0.12	0.06

Total from investment operations	0.06	(0.60)	0.03	(0.64)	0.09	0.02

Less distributions:

From net investment income	— [4]	—	— [4]	—	— [4]	—
Tax return of capital	—	(0.02)	—	(0.01)	—	(0.67)

Total distributions	—	(0.02)	—	(0.01)	—	(0.67)

Net asset value at end of period	$ 9.44	$ 9.38	$ 9.38	$ 9.35	$ 9.44	$ 9.35

Total return[5]	0.75%	(6.12%)	0.45%	(6.46%)	0.96%	(0.12%)

Portfolio turnover rate[6]	22%	37%	22%	37%	22%	37%

Net assets, end of period (in thousands)	$ 1	$ 1	$ 1	$ 1	$ 59,257	$ 23,643

Ratios to average net assets:[7]
Total expenses to average net assets:
Total expenses before reimbursements	1.51%	2.17%	2.27%	2.90%	1.31%	2.03%
Total expenses after reimbursements	1.15%	1.15%	1.90%	1.90%	0.87%	0.87%

Net investment loss to average net assets:
Net investment loss before reimbursements	(1.43%)	(1.60%)	(2.19%)	(2.33%)	(1.15%)	(1.58%)
Net investment loss after reimbursements	(1.07%)	(0.58%)	(1.82%)	(1.33%)	(0.71%)	(0.42%)

[1]	Class A and Class C commenced investment operations on May 12, 2011.
[2]	The Institutional Class commenced investment operations on December 8, 2010.
[3]	Per share amounts are based on average number of shares outstanding during the period.
[4]	Amount is less than $0.005 per share.
[5]

Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions at net asset value on distribution date, and a complete redemption of the investment at net asset value at the end of the period excluding the impact of sales charges. Total return is not annualized for periods less than one year.

[6]

The portfolio turnover rate is calculated by dividing the lesser of cost of purchases or proceeds from sales of long term portfolio securities by the monthly average of the value of the long term portfolio securities. Portfolio turnover is not annualized for periods less than one year.

[7]	Annualized for periods less than one year.

See accompanying notes to the financial statements.

ASHMORE FUNDS

FINANCIAL HIGHLIGHTS

For the Six Months Ended April 30, 2012 (Unaudited) and the Fiscal Period Ended October 31, 2011

Ashmore Emerging Markets Sovereign Debt Fund

	Class A		Class C		Institutional Class
	2012	2011[1]	2012	2011[1]	2012	2011[2]

Net asset value at beginning of period	$ 10.04	$ 10.00	$ 10.04	$ 10.00	$ 9.99	$ 10.00

Income from investment operations:
Net investment income[3]	0.21	0.19	0.18	0.15	0.23	0.40
Net realized and unrealized gain	0.40	0.04	0.40	0.05	0.41	—

Total from investment operations	0.61	0.23	0.58	0.20	0.64	0.40

Less distributions:

From net investment income	(0.22)	(0.19)	(0.19)	(0.16)	(0.24)	(0.41)

Total distributions	(0.22)	(0.19)	(0.19)	(0.16)	(0.24)	(0.41)

Net asset value at end of period	$ 10.43	$ 10.04	$ 10.43	$ 10.04	$ 10.39	$ 9.99

Total return[4]	6.33%	2.26%	5.99%	1.90%	6.52%	4.15%

Portfolio turnover rate[5]	8%	9%	8%	9%	8%	9%

Net assets, end of period (in thousands)	$ 1	$ 1	$ 1	$ 1	$ 32,485	$ 30,533

Ratios to average net assets:[6]
Total expenses to average net assets:
Total expenses before reimbursements	2.01%	4.61%	2.77%	5.35%	1.60%	3.63%
Total expenses after reimbursements	1.20%	1.20%	1.95%	1.95%	0.92%	0.92%

Net investment income/(loss) to average net assets:
Net investment income (loss) before reimbursements	3.53%	0.57%	2.83%	(0.18%)	4.03%	1.74%
Net investment income after reimbursements	4.34%	3.98%	3.65%	3.22%	4.71%	4.45%

[1]	Class A and Class C commenced investment operations on May 12, 2011.
[2]	The Institutional Class commenced investment operations on December 8, 2010.
[3]	Per share amounts are based on average number of shares outstanding during the period.
[4]

Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions at net asset value on distribution date, and a complete redemption of the investment at net asset value at the end of the period excluding the impact of sales charges. Total return is not annualized for periods less than one year.

[5]

The portfolio turnover rate is calculated by dividing the lesser of cost of purchases or proceeds from sales of long term portfolio securities by the monthly average of the value of the long term portfolio securities. Portfolio turnover is not annualized for periods less than one year.

[6]	Annualized for periods less than one year.

See accompanying notes to the financial statements.

ASHMORE FUNDS

FINANCIAL HIGHLIGHTS

For the Six Months Ended April 30, 2012 (Unaudited) and the Fiscal Period Ended October 31, 2011

Ashmore Emerging Markets Total Return Fund

	Class A		Class C		Institutional Class
	2012	2011[1]	2012	2011[1]	2012	2011[2]

Net asset value at beginning of period	$ 9.37	$ 10.00	$ 9.36	$ 10.00	$ 9.50	$ 10.00

Income/(loss) from investment operations:
Net investment income[3]	0.24	0.22	0.20	0.19	0.24	0.46
Net realized and unrealized gain (loss)	0.25	(0.66)	0.26	(0.66)	0.28	(0.34)

Total from investment operations	0.49	(0.44)	0.46	(0.47)	0.52	0.12

Less distributions:

From net investment income	(0.24)	(0.09)	(0.21)	(0.08)	(0.26)	(0.29)
Tax return of capital	—	(0.10)	—	(0.09)	—	(0.33)

Total distributions	(0.24)	(0.19)	(0.21)	(0.17)	(0.26)	(0.62)

Net asset value at end of period	$ 9.62	$ 9.37	$ 9.61	$ 9.36	$ 9.76	$ 9.50

Total return[4]	5.34%	(4.40%)	5.00%	(4.79%)	5.55%	1.11%

Portfolio turnover rate[5]	16%	39%	16%	39%	16%	39%

Net assets, end of period (in thousands)	$ 617	$ 509	$ 1	$ 1	$ 157,447	$ 101,947

Ratios to average net assets:[6]
Total expenses to average net assets:
Total expenses before reimbursements	1.50%	1.75%	2.15%	2.82%	1.25%	1.63%
Total expenses after reimbursements	1.30%	1.30%	2.05%	2.05%	1.02%	1.02%

Net investment income to average net assets:
Net investment income before reimbursements	4.93%	4.21%	4.38%	3.32%	5.15%	4.63%
Net investment income after reimbursements	5.13%	4.66%	4.48%	4.09%	5.38%	5.24%

[1]	Class A and Class C commenced investment operations on May 12, 2011.
[2]	The Institutional Class commenced investment operations on December 8, 2010.
[3]	Per share amounts are based on average number of shares outstanding during the period.
[4]

Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions at net asset value on distribution date, and a complete redemption of the investment at net asset value at the end of the period excluding the impact of sales charges. Total return is not annualized for periods less than one year.

[5]

The portfolio turnover rate is calculated by dividing the lesser of cost of purchases or proceeds from sales of long term portfolio securities, including fully funded total return swaps, by the monthly average of the value of the long term portfolio securities. Portfolio turnover is not annualized for periods less than one year.

[6]	Annualized for periods less than one year.

See accompanying notes to the financial statements.

ASHMORE FUNDS

FINANCIAL HIGHLIGHTS

For the Six Months Ended April 30, 2012 (Unaudited) and the Fiscal Period Ended October 31, 2011

Ashmore Emerging Markets Equity Fund

	Class A	Institutional Class
	2012[1]	2012	2011[2]

Net asset value at beginning of period	$ 10.00	$ 8.81	$ 10.00

Income/(loss) from investment operations:
Net investment income[3]	— [4]	0.01	0.05
Net realized and unrealized gain (loss)	(0.51)	0.28	(1.19)

Total from investment operations	(0.51)	0.29	(1.14)

Less distributions:

From net investment income	— [4]	(0.02)	(0.05)

Total distributions	—	(0.02)	(0.05)

Net asset value at end of period	$ 9.49	$ 9.08	$ 8.81

Total return[5]	(5.09)%	3.29%	(11.37)%

Portfolio turnover rate[6]	55%	55%	75%

Net assets, end of period (in thousands)	$ 1	$ 9,134	$ 8,848

Ratios to average net assets:[7]
Total expenses to average net assets:
Total expenses before reimbursements	3.99%	3.94%	5.34%
Total expenses after reimbursements	1.45%	1.17%	1.17%

Net investment income/(loss) to average net assets:
Net investment loss before reimbursements	(1.92%)	(2.47)%	(2.55)%
Net investment income after reimbursements	0.62%	0.30%	1.62%

[1]	Class A commenced investment operations on February 27, 2012.
[2]	The Institutional Class commenced investment operations on June 22, 2011.
[3]	Per share amounts are based on average number of shares outstanding during the period.
[4]	Amount is less than $0.005 per share.
[5]

Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions at net asset value on distribution date, and a complete redemption of the investment at net asset value at the end of the period excluding the impact of sales charges. Total return is not annualized for periods less than one year.

[6]

The portfolio turnover rate is calculated by dividing the lesser of cost of purchases or proceeds from sales of long term portfolio securities by the monthly average of the value of the long term portfolio securities. Portfolio turnover is not annualized for periods less than one year.

[7]	Annualized for periods less than one year.

See accompanying notes to the financial statements.

ASHMORE FUNDS

FINANCIAL HIGHLIGHTS

For the Six Months Ended April 30, 2012 (Unaudited) and the Fiscal Period Ended October 31, 2011

Ashmore Emerging Markets Small-Cap Equity Fund

	Class A	Institutional Class
	2012[1]	2012	2011[2]

Net asset value at beginning of period	$ 10.00	$ 11.58	$ 10.00

Income/(loss) from investment operations:
Net investment loss[3]	(0.01)	(0.02)	(0.01)
Net realized and unrealized gain	0.17	0.70	1.59

Total from investment operations	0.16	0.68	1.58

Less distributions:

From net investment income	—	— [4]	—
From net realized gain	—	(0.04)	—

Total distributions	—	(0.04)	—

Net asset value at end of period	$ 10.16	$ 12.22	$ 11.58

Total return[5]	1.60%	5.93%	15.80%

Portfolio turnover rate[6]	55%	55%	20%

Net assets, end of period (in thousands)	$ 98	$ 12,266	$ 11,576

Ratios to average net assets:[7]
Total expenses to average net assets:
Total expenses before reimbursements	3.80%	3.66%	15.42%
Total expenses after reimbursements	1.80%	1.52%	1.52%

Net investment loss to average net assets:
Net investment loss before reimbursements	(2.47%)	(2.43%)	(14.76%)
Net investment loss after reimbursements	(0.47%)	(0.29%)	(0.86%)

[1]	Class A commenced investment operations on February 1, 2012.
[2]	The Institutional Class commenced investment operations on October 4, 2011.
[3]	Per share amounts are based on average number of shares outstanding during the period.
[4]	Amount is less than $0.005 per share.
[5]

Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions at net asset value on distribution date, and a complete redemption of the investment at net asset value at the end of the period excluding the impact of sales charges. Total return is not annualized for periods less than one year.

[6]

The portfolio turnover rate is calculated by dividing the lesser of cost of purchases or proceeds from sales of long term portfolio securities by the monthly average of the value of the long term portfolio securities. Portfolio turnover is not annualized for periods less than one year.

[7]	Annualized for periods less than one year.

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS CORPORATE DEBT FUND

SCHEDULE OF INVESTMENTS

As of April 30, 2012 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Debt Securities

Argentina (Cost $195,434)
WPE International Cooperatief U.A. 10.375%, 09/30/2020(2)		200,000	$175,000	1.23
			175,000	1.23
Barbados (Cost $107,017)
Columbus International, Inc. 11.500%, 11/20/2014		100,000	108,062	0.76
			108,062	0.76
Brazil (Cost $1,478,187)
Cia Energetica de Sao Paulo 9.750%, 01/15/2015	BRL	250,000	195,442	1.37
Itau Unibanco Holding S.A. 10.500%, 11/23/2015(2)	BRL	200,000	115,362	0.81
Itau Unibanco Holding S.A. 5.650%, 03/19/2022(2)		200,000	201,124	1.41
JBS Finance II Ltd. 8.250%, 01/29/2018		100,000	97,777	0.69
Marfrig Holding Europe B.V. 8.375%, 05/09/2018		200,000	172,894	1.22
Marfrig Overseas Ltd. 9.500%, 05/04/2020		100,000	87,347	0.62
Minerva Luxembourg S.A. 12.250%, 02/10/2022(2)		200,000	213,000	1.50
Oi S.A. 9.750%, 09/15/2016(2)	BRL	300,000	165,297	1.16
OSX 3 Leasing BV 9.250%, 03/20/2015(2)		100,000	104,000	0.73
Rearden G Holdings EINS GmbH 7.875%, 03/30/2020		100,000	105,419	0.74
			1,457,662	10.25
Chile (Cost $495,652)
Automotores Gildemeister S.A. 8.250%, 05/24/2021(2)		100,000	106,000	0.75
Banco Santander Chile 6.500%, 09/22/2020	CLP	50,000,000	97,918	0.69
Inversiones Alsacia S.A. 8.000%, 08/18/2018(2)		144,828	141,207	0.99
Inversiones CMPC S.A. 4.500%, 04/25/2022(2)		150,000	149,329	1.05
			494,454	3.48
China (Cost $1,608,200)
Central China Real Estate Ltd. 12.250%, 10/20/2015(2)		100,000	101,750	0.71
China Forestry Holdings Co. Ltd. 10.250%, 11/17/2015		60,000	27,000	0.19
China Liansu Group Holdings Ltd. 7.875%, 05/13/2016		200,000	189,500	1.33
China Oriental Group Co. Ltd. 7.000%, 11/17/2017(2)		100,000	82,250	0.58
China Shanshui Cement Group Ltd. 10.500%, 04/27/2017(2)		200,000	202,250	1.42
Country Garden Holdings Co. Ltd. 11.250%, 04/22/2017		100,000	100,750	0.71
Country Garden Holdings Co. Ltd. 11.125%, 02/23/2018		200,000	201,000	1.41
Evergrande Real Estate Group Ltd. 13.000%, 01/27/2015		100,000	100,500	0.71
Hidili Industry International Development Ltd. 8.625%, 11/04/2015(2)		100,000	85,250	0.60
Hyva Global B.V. 8.625%, 03/24/2016(2)		200,000	168,000	1.18
Shimao Property Holdings Ltd. 9.650%, 08/03/2017		100,000	88,417	0.62
Sino-Forest Corp. 5.000%, 08/01/2013(2)(3)		14,000	3,657	0.03
Sino-Forest Corp. 10.250%, 07/28/2014(3)		62,000	16,430	0.12
Sino-Forest Corp. 10.250%, 07/28/2014(2)(3)		20,000	5,400	0.04
Sino-Forest Corp. 4.250%, 12/15/2016(2)(3)		53,000	14,178	0.10
Sino-Forest Corp. 6.250%, 10/21/2017(3)		120,000	31,800	0.22
Sino-Forest Corp. 6.250%, 10/21/2017(2)(3)		32,000	8,680	0.06
			1,426,812	10.03
Colombia (Cost $72,267)
Emgesa S.A. ESP 8.750%, 01/25/2021	COP	125,000,000	78,920	0.55
			78,920	0.55
Croatia (Cost $114,081)
Zagrebacki Holding D.O.O. 5.500%, 07/10/2017	EUR	100,000	109,210	0.77
			109,210	0.77

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS CORPORATE DEBT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2012 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Czech Republic (Cost $135,837)
Central European Media Enterprises Ltd. 11.625%, 09/15/2016	EUR	100,000	$124,268	0.87
			124,268	0.87
Hong Kong (Cost $210,927)
Agile Property Holdings Ltd. 8.875%, 04/28/2017		100,000	96,250	0.68
Bank of East Asia Ltd. 8.500%, 11/29/2049		100,000	100,986	0.71
			197,236	1.39
Hungary (Cost $123,447)
MOL Hungarian Oil and Gas PLC 5.875%, 04/20/2017	EUR	100,000	121,763	0.86
			121,763	0.86
India (Cost $483,418)
ICICI Bank Ltd. 5.750%, 11/16/2020(2)		100,000	98,575	0.69
Jaiprakash Associates Ltd. 0.000%, 09/12/2012(4)		100,000	140,240	0.99
Reliance Holdings USA, Inc. 6.250%, 10/19/2040(2)		250,000	230,265	1.62
			469,080	3.30
Indonesia (Cost $520,240)
Berau Capital Resources Pte Ltd. 12.500%, 07/08/2015		200,000	224,500	1.58
Berau Coal Energy Tbk PT 7.250%, 03/13/2017(2)		200,000	199,500	1.40
GT 2005 Bonds B.V., FRN 6.000%, 07/21/2014		100,000	97,868	0.69
			521,868	3.67
Israel (Cost $413,658)
Israel Electric Corp. Ltd. 6.700%, 02/10/2017(2)		200,000	207,000	1.45
Israel Electric Corp. Ltd. 7.250%, 01/15/2019		200,000	203,000	1.43
			410,000	2.88
Jamaica (Cost $314,863)
Digicel Group Ltd. 8.875%, 01/15/2015		200,000	201,322	1.42
Digicel Group Ltd. 10.500%, 04/15/2018		100,000	109,750	0.77
			311,072	2.19
Kazakhstan (Cost $895,523)
ATF Bank JSC 9.000%, 05/11/2016		100,000	96,500	0.68
BTA Bank JSC 10.750%, 07/01/2018(3)		200,000	39,500	0.28
BTA Bank JSC 0.000%, 06/30/2020(4)		200,000	17,750	0.12
BTA Bank JSC 7.200%, 07/01/2025(3)		300,000	12,000	0.08
Kazkommertsbank JSC 8.500%, 04/16/2013		200,000	200,000	1.41
Zhaikmunai LLP 10.500%, 10/19/2015(2)		150,000	155,250	1.09
			521,000	3.66
Kuwait (Cost $105,623)
Kuwait Projects Co. 9.375%, 07/15/2020		100,000	110,350	0.78
			110,350	0.78
Mexico (Cost $1,339,812)
Cemex Espana Luxembourg 9.250%, 05/12/2020		100,000	90,127	0.63
Cemex S.A.B. de C.V., FRN 5.470%, 09/30/2015		300,000	267,000	1.88
Cemex S.A.B. de C.V. 9.000%, 01/11/2018(2)		100,000	93,750	0.66
Corp. GEO S.A.B. de C.V. 8.875%, 03/27/2022(2)		200,000	204,584	1.44
Desarrolladora Homex S.A.B. de C.V. 9.750%, 03/25/2020(2)		100,000	104,588	0.73
Grupo Papelero Scribe S.A. de C.V. 8.875%, 04/07/2020		100,000	83,824	0.59
Grupo Televisa S.A.B. 8.500%, 03/11/2032		100,000	135,486	0.95
RDS Ultra-Deepwater Ltd. 11.875%, 03/15/2017		100,000	109,625	0.77
Urbi Desarrollos Urbanos S.A.B. de C.V. 9.750%, 02/03/2022(2)		250,000	261,188	1.84
			1,350,172	9.49

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS CORPORATE DEBT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2012 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Nigeria (Cost $398,473)
Afren PLC 11.500%, 02/01/2016(2)		200,000	$216,500	1.52
Afren PLC 10.250%, 04/08/2019(2)		200,000	209,500	1.47
			426,000	2.99
Panama (Cost $200,000)
Sable International Finance Ltd. 8.750%, 02/01/2020(2)		200,000	212,500	1.49
			212,500	1.49
Paraguay (Cost $350,000)
Banco Bilbao Vizcaya Argentaria Paraguay S.A. 9.750%, 02/11/2016(2)		150,000	158,812	1.12
Mongolian Mining Corp. 8.875%, 03/29/2017(2)		200,000	199,250	1.40
			358,062	2.52
Peru (Cost $104,318)
Southern Copper Corp. 6.750%, 04/16/2040		100,000	110,206	0.77
			110,206	0.77
Philippines (Cost $114,547)
Petron Corp. 7.000%, 11/10/2017	PHP	5,000,000	119,390	0.84
			119,390	0.84
Poland (Cost $729,844)
CEDC Finance Corp. International, Inc. 8.875%, 12/01/2016	EUR	100,000	103,253	0.73
Eileme 2 AB 11.625%, 01/31/2020(2)		200,000	205,500	1.44
Eileme 2 AB 11.750%, 01/31/2020	EUR	100,000	133,699	0.94
TVN Finance Corp. II AB 10.750%, 11/15/2017	EUR	200,000	275,672	1.94
			718,124	5.05
Qatar (Cost $102,200)
Nakilat, Inc. 6.267%, 12/31/2033		97,024	105,766	0.74
			105,766	0.74
Russian Federation (Cost $408,951)
Evraz Group S.A. 9.500%, 04/24/2018		100,000	108,875	0.76
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC 7.748%, 02/02/2021(2)		200,000	198,522	1.40
VTB Bank OJSC Via VTB Capital S.A. 6.551%, 10/13/2020		100,000	100,875	0.71
			408,272	2.87
Saudi Arabia (Cost $196,412)
Dar Al-Arkan International Sukuk Co., FRN 2.717%, 07/16/2012		200,000	194,000	1.36
			194,000	1.36
Singapore (Cost $200,000)
MMI International Ltd. 8.000%, 03/01/2017(2)		200,000	207,000	1.45
			207,000	1.45
South Africa (Cost $575,866)
Edcon Pty Ltd., FRN 4.126%, 06/15/2014	EUR	150,000	175,004	1.23
Edcon Pty Ltd. 9.500%, 03/01/2018(2)		150,000	135,562	0.95
Foodcorp Pty Ltd. 8.750%, 03/01/2018	EUR	100,000	132,045	0.93
Standard Bank PLC 8.125%, 12/02/2019		100,000	110,000	0.77
			552,611	3.88
South Korea (Cost $299,562)
Korea Gas Corp. 6.250%, 01/20/2042(2)		200,000	228,510	1.61
Shinhan Bank 6.819%, 09/20/2036		100,000	102,558	0.72
			331,068	2.33
Ukraine (Cost $401,657)
MHP S.A. 10.250%, 04/29/2015		200,000	195,000	1.37

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS CORPORATE DEBT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2012 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Ukraine - (continued)
Privatbank CJSC Via UK SPV Credit Finance PLC 9.375%, 09/23/2015		200,000	$175,500	1.23
			370,500	2.60
United Arab Emirates (Cost $1,652,264)
Atlantic Finance Ltd. 10.750%, 05/27/2014		100,000	109,500	0.77
Dana Gas Sukuk Ltd. 7.500%, 10/31/2012		200,000	152,776	1.07
DP World Ltd. 6.850%, 07/02/2037		100,000	96,000	0.68
Dubai Holding Commercial Operations MTN Ltd. 4.750%, 01/30/2014	EUR	300,000	368,335	2.59
Dubai Holding Commercial Operations MTN Ltd. 6.000%, 02/01/2017	GBP	200,000	269,399	1.89
Dubai Sukuk Centre Ltd., FRN 0.849%, 06/13/2012		400,000	390,500	2.75
Jafz Sukuk Ltd., FRN 2.991%, 11/27/2012	AED	1,000,000	263,369	1.85
			1,649,879	11.60
Total Debt Securities (Cost $14,348,280)			13,750,307	96.65

Total Investments (Total Cost $14,348,280)			13,750,307	96.65

Other Assets Less Liabilities (See Statements of Assets and Liabilities for further detail)			476,385	3.35

Net Assets			$14,226,692	100.00

(1)	Par values are stated in United States Dollars unless otherwise noted below.
(2)	All or a portion of this security is designated as 144A.
(3)	Issuer has defaulted on terms of debt obligation.
(4)	Zero coupon bond.

Percentages shown are based on net assets.

At April 30, 2012, the Ashmore Emerging Markets Corporate Debt Fund had outstanding forward foreign currency exchange contracts as follows:

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
05/21/2012	Barclays Wholesale GTS	Euro	89,654	United States Dollar	118,461	$225
05/21/2012	HSBC	United States Dollar	263,843	British Pound	165,377	(4,507)
05/21/2012	Barclays Wholesale GTS	United States Dollar	832,101	Euro	631,097	(3,361)
05/21/2012	Union Bank of Switzerland	United States Dollar	832,171	Euro	631,097	(3,292)
05/25/2012	Barclays Wholesale GTS	United States Dollar	122,443	Philippine Peso	5,228,920	(1,140)

Total						$(12,075)

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS CORPORATE DEBT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2012 (Unaudited)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities and other financial instruments, if any. See note 4 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques. The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Corporate Debt Fund’s investments and other financial instruments, which are carried at fair value, as of April 30, 2012:

	Level 1	Level 2	Level 3	Total
Investments
Assets:
Corporate Bonds	$—	$12,659,514	$—	$12,659,514
Corporate Convertible Bonds	—	158,075	—	158,075
Financial Certificates	—	737,276	—	737,276
Index Linked Corporate Bonds	—	195,442	—	195,442
Total Investments	$—	$13,750,307	$—	$13,750,307

Other Financial Instruments
Assets:
Forward Foreign Currency Exchange Contracts	$—	$225	$—	$225
Liabilities:
Forward Foreign Currency Exchange Contracts	—	(12,300)	—	(12,300)
Total Other Financial Instruments	$—	$(12,075)	$—	$(12,075)

The Fund discloses significant transfers between levels based on valuations at the end of each reporting period. At April 30, 2012 there were no significant transfers between Level 1 and Level 2 based on levels assigned to the securities on October 31, 2011. U.S. Generally Accepted Accounting Principles (“U.S. GAAP”) provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

The following is a summary of the fair values of the Fund’s derivative instruments categorized by risk exposure*:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of April 30, 2012:

Derivatives Not Accounted for as Hedging Instruments
Foreign Exchange
Assets:
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts	$ 225

Liabilities:
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts	$ (12,300)

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS CORPORATE DEBT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2012 (Unaudited)

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended April 30, 2012:

Derivatives Not Accounted for as Hedging Instruments
Foreign Exchange
Realized Gain on Derivatives Recognized resulting from Operations:
Net Realized Gain on Forward Foreign Currency Exchange Contracts	$ 42,423

Net Change in Unrealized Appreciation on Derivatives Recognized resulting from Operations:
Net Change in Unrealized Appreciation on Forward Foreign Currency Exchange Contracts	$ 34,947

*	See note 9 in the Notes to Financial Statements for additional information.

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND

SCHEDULE OF INVESTMENTS

As of April 30, 2012 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Debt Securities

Brazil (Cost $5,715,032)
Brazil (Fed Rep of) 8.500%, 01/05/2024	BRL	3,040,000	$1,626,735	2.41
Brazil Notas do Tesouro Nacional Serie B 6.000%, 08/15/2020	BRL	1,180,000	1,474,885	2.19
Brazil Notas do Tesouro Nacional Serie F 10.000%, 01/01/2014	BRL	1,500,000	798,622	1.18
Brazil Notas do Tesouro Nacional Serie F 10.000%, 01/01/2017	BRL	1,830,000	954,449	1.41
Brazil Notas do Tesouro Nacional Serie F 10.000%, 01/01/2021	BRL	1,210,000	610,883	0.91
			5,465,574	8.10
Chile (Cost $290,705)
Chile (Rep of) 5.500%, 08/05/2020	CLP	131,000,000	282,187	0.42
			282,187	0.42
China (Cost $307,702)
Sinochem Offshore Capital Co. Ltd. 1.800%, 01/18/2014	CNY	2,000,000	306,941	0.45
			306,941	0.45
Colombia (Cost $2,468,904)
Colombia (Rep of) 12.000%, 10/22/2015	COP	1,406,000,000	998,771	1.48
Colombia (Rep of) 7.750%, 04/14/2021	COP	1,941,000,000	1,361,050	2.02
Colombia (Rep of) 9.850%, 06/28/2027	COP	586,000,000	491,791	0.73
			2,851,612	4.23
Malaysia (Cost $2,574,642)
Malaysia (Rep of) 4.262%, 09/15/2016	MYR	1,800,000	619,287	0.92
Malaysia (Rep of) 4.378%, 11/29/2019	MYR	2,039,000	711,317	1.05
Malaysia (Rep of) 4.160%, 07/15/2021	MYR	2,630,000	907,237	1.34
Malaysia (Rep of) 4.392%, 04/15/2026	MYR	400,000	138,644	0.21
Malaysia (Rep of) 4.498%, 04/15/2030	MYR	835,000	289,280	0.43
			2,665,765	3.95
Mexico (Cost $6,757,813)
Mexican Bonos 9.000%, 06/20/2013	MXN	1,550,000	124,815	0.18
Mexican Bonos 7.000%, 06/19/2014	MXN	10,210,000	821,200	1.22
Mexican Bonos 9.500%, 12/18/2014	MXN	7,980,000	684,130	1.01
Mexican Bonos 7.750%, 12/14/2017	MXN	5,500,000	471,062	0.70
Mexican Bonos 8.000%, 06/11/2020	MXN	13,640,000	1,189,289	1.76
Mexican Bonos 6.500%, 06/10/2021	MXN	1,880,000	148,428	0.22
Mexican Bonos 10.000%, 12/05/2024	MXN	4,780,000	484,342	0.72
Mexican Bonos 7.500%, 06/03/2027	MXN	12,400,000	1,018,065	1.51
Mexican Bonos 8.500%, 05/31/2029	MXN	4,800,000	426,838	0.63
Mexican Bonos 7.750%, 05/29/2031	MXN	1,700,000	139,146	0.21
Mexican Bonos 10.000%, 11/20/2036	MXN	8,850,000	881,165	1.31
Mexican Bonos 8.500%, 11/18/2038	MXN	4,600,000	399,071	0.59
			6,787,551	10.06
Nigeria (Cost $324,946)
Nigeria Treasury Bill 16.085%, 03/28/2013(2)	NGN	40,000,000	223,499	0.33
Nigeria Treasury Bill 17.034%, 04/04/2013(2)	NGN	3,000,000	16,719	0.03
Nigeria Treasury Bill 17.025%, 04/11/2013(2)	NGN	16,000,000	88,357	0.13
			328,575	0.49
Peru (Cost $909,844)
Peru (Rep of) 8.600%, 08/12/2017	PEN	420,000	189,398	0.28
Peru (Rep of) 8.600%, 08/12/2017(3)	PEN	290,000	130,765	0.19

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2012 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Peru - (continued)
Peru (Rep of) 7.840%, 08/12/2020	PEN	465,000	$207,852	0.31
Peru (Rep of) 7.840%, 08/12/2020(3)	PEN	314,000	140,066	0.21
Peru (Rep of) 8.200%, 08/12/2026	PEN	387,000	183,413	0.27
Peru (Rep of) 6.950%, 08/12/2031	PEN	410,000	172,728	0.26
			1,024,222	1.52
Philippines (Cost $533,304)
Philippines (Rep of) 4.950%, 01/15/2021	PHP	15,000,000	369,419	0.55
Philippines (Rep of) 6.250%, 01/14/2036	PHP	10,000,000	250,423	0.37
			619,842	0.92
Poland (Cost $2,714,828)
Poland (Rep of) 5.304%, 07/25/2013(2)	PLN	1,730,000	519,033	0.77
Poland (Rep of) 4.606%, 01/25/2014(2)	PLN	3,259,000	955,231	1.42
Poland (Rep of) 6.250%, 10/24/2015	PLN	430,000	142,924	0.21
Poland (Rep of) 4.750%, 10/25/2016	PLN	1,680,000	530,005	0.78
Poland (Rep of) 5.750%, 09/23/2022	PLN	1,540,000	500,294	0.74
			2,647,487	3.92
Russian Federation (Cost $7,401,392)
Russian Federal Bond - OFZ 7.100%, 03/13/2014	RUB	31,970,000	1,096,721	1.62
Russian Federal Bond - OFZ 8.100%, 11/26/2014	RUB	12,100,000	423,734	0.63
Russian Federal Bond - OFZ 11.200%, 12/17/2014	RUB	12,925,000	486,935	0.72
Russian Federal Bond - OFZ 6.880%, 07/15/2015	RUB	5,150,000	174,829	0.26
Russian Federal Bond - OFZ 7.350%, 01/20/2016	RUB	12,590,000	431,253	0.64
Russian Federal Bond - OFZ 6.900%, 08/03/2016	RUB	20,590,000	691,968	1.03
Russian Federal Bond - OFZ 7.400%, 06/14/2017	RUB	56,570,000	1,919,438	2.84
Russian Federal Bond - OFZ 7.500%, 03/15/2018	RUB	36,620,000	1,243,151	1.84
Russian Federal Bond - OFZ 7.500%, 02/27/2019	RUB	15,800,000	533,002	0.79
Russian Federal Bond - OFZ 7.600%, 04/14/2021	RUB	14,000,000	469,545	0.70
			7,470,576	11.07
South Africa (Cost $6,267,267)
South Africa (Rep of) 13.500%, 09/15/2015	ZAR	4,050,250	630,002	0.93
South Africa (Rep of) 8.250%, 09/15/2017	ZAR	5,730,000	777,685	1.15
South Africa (Rep of) 8.000%, 12/21/2018	ZAR	9,210,000	1,227,799	1.82
South Africa (Rep of) 7.250%, 01/15/2020	ZAR	7,026,200	887,648	1.32
South Africa (Rep of) 6.750%, 03/31/2021	ZAR	8,020,000	971,813	1.44
South Africa (Rep of) 10.500%, 12/21/2026	ZAR	9,100,000	1,400,845	2.08
South Africa (Rep of) 7.000%, 02/28/2031	ZAR	1,700,000	186,667	0.28
			6,082,459	9.02
Thailand (Cost $2,314,274)
Thailand (Rep of) 5.125%, 03/13/2018	THB	13,100,000	457,152	0.68
Thailand (Rep of) 3.875%, 06/13/2019	THB	7,000,000	229,015	0.34
Thailand (Rep of) 1.200%, 07/14/2021	THB	20,000,000	665,814	0.99
Thailand (Rep of) 3.650%, 12/17/2021	THB	13,000,000	416,958	0.62
Thailand (Rep of) 5.500%, 03/13/2023	THB	8,900,000	327,553	0.48
Thailand (Rep of) 4.750%, 12/20/2024	THB	5,280,000	184,702	0.27
			2,281,194	3.38
Turkey (Cost $3,202,316)
Turkey (Rep of) 9.887%, 11/07/2012(2)	TRY	1,168,300	633,796	0.94
Turkey (Rep of) 16.000%, 08/28/2013	TRY	488,000	300,538	0.44
Turkey (Rep of) 9.000%, 05/21/2014	TRY	1,267,000	1,020,759	1.51
Turkey (Rep of) 10.500%, 01/15/2020	TRY	1,250,000	766,974	1.14
Turkey (Rep of) 4.000%, 04/01/2020	TRY	741,000	509,937	0.76
			3,232,004	4.79
Uruguay (Cost $1,503,330)
Uruguay (Rep of) 5.000%, 09/14/2018	UYU	7,200,000	642,777	0.95

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2012 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Uruguay - (continued)
Uruguay (Rep of) 4.250%, 04/05/2027	UYU	4,399,000	$360,135	0.54
Uruguay (Rep of) 4.375%, 12/15/2028	UYU	6,150,000	369,456	0.55
Uruguay (Rep of) 3.700%, 06/26/2037	UYU	1,970,000	146,900	0.22
Uruguay Notas del Tesoro 9.000%, 01/27/2014	UYU	1,800,000	90,228	0.13
Uruguay Notas del Tesoro 3.250%, 01/27/2019	UYU	700,000	88,993	0.13
			1,698,489	2.52
Total Debt Securities (Cost $43,286,299)			43,744,478	64.84

Short-Term Investments
UBS London FX- Insight, Time Deposit 0.120%, 04/30/2012		10,000,000	10,000,000	14.82
UBS London FX- Insight, Time Deposit 0.080%, 05/02/2012		10,000,000	10,000,000	14.82
Total Short-Term Investments (Cost $20,000,000)			20,000,000	29.64

Fully Funded Total Return Swaps

India (Cost $682,100)
India (Rep of), Issued by HSBC, 7.490%, 04/16/2017	INR	4,960,000	90,263	0.13
India (Rep of), Issued by HSBC, 7.830%, 04/11/2018	INR	15,440,000	282,137	0.42
India (Rep of), Issued by HSBC, 9.150%, 11/14/2024	INR	11,000,000	215,304	0.32
			587,704	0.87
Indonesia (Cost $4,324,552)
Indonesia (Rep of), Issued by Barclays, 9.500%, 07/15/2031	IDR	2,932,000,000	410,306	0.61
Indonesia (Rep of), Issued by Credit Suisse, 9.500%, 06/15/2015	IDR	1,500,000,000	185,391	0.27
Indonesia (Rep of), Issued by Credit Suisse, 8.375%, 09/15/2026	IDR	2,100,000,000	267,601	0.40
Indonesia (Rep of), Issued by Deutsche Bank, 12.800%, 06/15/2021	IDR	6,452,000,000	1,034,515	1.53
Indonesia (Rep of), Issued by Deutsche Bank, 9.500%, 07/15/2031	IDR	1,500,000,000	209,911	0.31
Indonesia (Rep of), Issued by HSBC, 11.000%, 11/15/2020	IDR	3,100,000,000	451,523	0.67
Indonesia (Rep of), Issued by HSBC, 10.500%, 08/15/2030	IDR	2,180,000,000	327,602	0.49
Indonesia (Rep of), Issued by HSBC, 9.500%, 07/15/2031	IDR	1,500,000,000	209,911	0.31
Indonesia (Rep of), Issued by Standard Chartered, 11.500%, 09/15/2019	IDR	7,936,000,000	1,153,740	1.71
Indonesia (Rep of), Issued by Standard Chartered, 8.375%, 09/15/2026	IDR	2,100,000,000	267,601	0.40
Indonesia (Rep of), Issued by Standard Chartered, 9.500%, 07/15/2031	IDR	1,700,000,000	237,899	0.35
			4,756,000	7.05
Total Fully Funded Total Return Swaps (Cost $5,006,652)			5,343,704	7.92

Total Investments (Total Cost $68,292,951)			69,088,182	102.40

Liabilities Less Other Assets (See Statements of Assets and Liabilities for further detail)			(1,618,024)	(2.40)

Net Assets			$67,470,158	100.00

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2012 (Unaudited)

(1)	Par values are stated in United States Dollars unless otherwise noted below.
(2)	Zero coupon bond reflects effective yield on the date of purchase.
(3)	All or a portion of this security is designated as 144A.

Percentages shown are based on net assets.

At April 30, 2012, the Ashmore Emerging Markets Local Currency Bond Fund had open futures contracts as follows:

Futures Contracts	Number of Contracts	Notional Value	Settlement Month	Unrealized Gain/(Loss)
Short
U.S. Treasury Bonds	(5)	$789,063	June 2012	$(42,103)

At April 30, 2012, the Ashmore Emerging Markets Local Currency Bond Fund had outstanding forward foreign currency exchange contracts as follows:

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
05/03/2012	Barclays Wholesale GTS	Brazilian Real	348,612	United States Dollar	190,000	$(7,237)
05/03/2012	Barclays Wholesale GTS	Brazilian Real	959,109	United States Dollar	520,000	(17,179)
05/03/2012	Barclays Wholesale GTS	Brazilian Real	350,000	United States Dollar	190,166	(6,675)
05/03/2012	Barclays Wholesale GTS	Brazilian Real	240,201	United States Dollar	130,000	(4,073)
05/03/2012	Barclays Wholesale GTS	Brazilian Real	490,000	United States Dollar	262,242	(5,356)
05/03/2012	Barclays Wholesale GTS	United States Dollar	850,000	Brazilian Real	1,607,920	7,035
05/03/2012	Barclays Wholesale GTS	United States Dollar	207,668	Brazilian Real	390,001	3,207
05/03/2012	HSBC	United States Dollar	207,337	Brazilian Real	390,001	2,876
05/10/2012	Bank of America Los Angeles	Russian Rouble	33,700,000	United States Dollar	1,052,089	92,906
05/10/2012	Barclays Wholesale GTS	United States Dollar	817,944	Russian Rouble	24,139,585	(2,226)
05/14/2012	Standard Chartered London	Indian Rupee	36,635,588	United States Dollar	710,956	(18,229)
05/14/2012	Barclays Wholesale GTS	Russian Rouble	53,823,640	United States Dollar	1,780,000	47,508
05/14/2012	Union Bank of Switzerland	Russian Rouble	5,895,640	United States Dollar	198,975	1,203
05/14/2012	HSBC	United States Dollar	439,887	Russian Rouble	13,072,333	(3,966)
05/14/2012	Union Bank of Switzerland	United States Dollar	340,000	Russian Rouble	10,055,500	(1,421)
05/14/2012	Union Bank of Switzerland	United States Dollar	1,370,000	Russian Rouble	40,454,593	(3,580)
05/18/2012	Bank of America Los Angeles	Chilean Peso	97,910,012	United States Dollar	200,327	1,732
05/18/2012	Morgan Stanley & Co. International	Chilean Peso	97,910,013	United States Dollar	200,923	1,136
05/18/2012	Union Bank of Switzerland	Chilean Peso	72,922,500	United States Dollar	150,000	492
05/18/2012	Barclays Wholesale GTS	Mexican Peso	26,077,743	United States Dollar	2,021,530	(23,321)
05/18/2012	Citibank London	Mexican Peso	1,171,107	United States Dollar	90,000	(264)
05/18/2012	Deutsche Bank London	Mexican Peso	347,130	United States Dollar	26,681	(82)
05/18/2012	Deutsche Bank London	United States Dollar	320,000	Colombian Peso	574,694,400	(5,886)
05/21/2012	Deutsche Bank London	Thai Baht	3,081,500	United States Dollar	100,000	98
05/21/2012	Union Bank of Switzerland	Thai Baht	33,379,824	United States Dollar	1,076,769	7,522
05/21/2012	Chase Manhattan Bank London	United States Dollar	86,781	Malaysian Ringgit	267,173	(1,364)
05/21/2012	HSBC	United States Dollar	195,417	Thai Baht	6,032,514	(540)
05/25/2012	Barclays Wholesale GTS	United States Dollar	288,097	Philippine Peso	12,303,188	(2,683)
05/29/2012	Bank of America Los Angeles	Russian Rouble	6,020,167	United States Dollar	199,528	4,370
05/30/2012	Bank of America Los Angeles	Russian Rouble	8,009,550	United States Dollar	270,000	1,232
05/30/2012	Chase Manhattan Bank London	United States Dollar	392,289	Russian Rouble	11,574,101	349
05/31/2012	Chase Manhattan Bank London	Hungarian Forint	289,149,201	United States Dollar	1,314,852	13,154
05/31/2012	Barclays Wholesale GTS	Polish Zloty	1,970,032	United States Dollar	632,476	(9,891)
05/31/2012	Bank of America Los Angeles	United States Dollar	1,760,406	Czech Koruna	33,365,412	(9,937)
06/04/2012	Deutsche Bank London	Brazilian Real	3,174,990	United States Dollar	1,817,916	(164,987)
06/04/2012	Deutsche Bank London	Brazilian Real	322,575	United States Dollar	170,000	(2,065)
06/12/2012	Barclays Wholesale GTS	Indonesian Rupiah	4,316,440,818	United States Dollar	468,567	(1,010)

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2012 (Unaudited)

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
06/21/2012	Union Bank of Switzerland	Thai Baht	40,087,033	United States Dollar	1,305,341	$(5,288)
06/22/2012	Banco Santander New York	Mexican Peso	13,815,279	United States Dollar	1,039,329	15,922
06/22/2012	Barclays Wholesale GTS	Mexican Peso	24,344,150	United States Dollar	1,850,000	9,477
06/22/2012	Deutsche Bank London	United States Dollar	971,822	Peruvian Nuevo Sol	2,588,935	(7,983)
06/29/2012	Bank of America Los Angeles	Hungarian Forint	348,090,750	United States Dollar	1,590,000	2,527
06/29/2012	Union Bank of Switzerland	Hungarian Forint	254,789,202	United States Dollar	1,112,131	53,538
06/29/2012	Chase Manhattan Bank London	Polish Zloty	6,980,867	United States Dollar	2,189,286	9,603
06/29/2012	Barclays Wholesale GTS	South African Rand	8,171,069	United States Dollar	1,049,699	(7,810)
06/29/2012	Deutsche Bank London	South African Rand	1,243,537	United States Dollar	160,000	(1,437)
06/29/2012	Deutsche Bank London	United States Dollar	2,124,519	Euro	1,592,533	15,878
06/29/2012	Citibank London	United States Dollar	445,010	South African Rand	3,519,047	(3,702)
07/03/2012	Deutsche Bank London	Brazilian Real	1,119,292	United States Dollar	602,418	(22,455)
07/03/2012	HSBC	Brazilian Real	1,119,292	United States Dollar	603,620	(23,658)
07/03/2012	Citibank London	United States Dollar	1,093,884	Brazilian Real	2,038,672	37,544
07/18/2012	Chase Manhattan Bank London	Malaysian Ringgit	6,143,584	United States Dollar	2,015,281	3,716
07/18/2012	Standard Chartered London	Malaysian Ringgit	7,071,235	United States Dollar	2,296,452	27,404
07/18/2012	Bank of America Los Angeles	Thai Baht	23,645,932	United States Dollar	760,075	5,639
07/19/2012	Union Bank of Switzerland	Korean Won	2,941,531,101	United States Dollar	2,574,419	26,995
07/25/2012	Deutsche Bank London	Turkish Lira	4,147,073	United States Dollar	2,311,240	6,603
07/25/2012	HSBC	Turkish Lira	196,867	United States Dollar	110,000	31
07/25/2012	HSBC	United States Dollar	1,430,051	Turkish Lira	2,610,915	(29,218)
07/26/2012	Bank of America Los Angeles	United States Dollar	1,420,000	Russian Rouble	42,140,346	4,265
08/02/2012	Barclays Wholesale GTS	Brazilian Real	390,001	United States Dollar	204,296	(3,323)
08/02/2012	HSBC	Brazilian Real	390,001	United States Dollar	203,954	(2,981)
08/13/2012	Citibank London	Colombian Peso	540,480,000	United States Dollar	302,451	2,289
08/13/2012	Citibank London	United States Dollar	476,609	Colombian Peso	860,160,000	(8,378)
08/21/2012	Standard Chartered London	Thai Baht	43,479,584	United States Dollar	1,403,473	2,127
08/24/2012	Bank of America Los Angeles	Colombian Peso	73,380,000	United States Dollar	40,697	615
08/24/2012	Chase Manhattan Bank London	Colombian Peso	744,000,000	United States Dollar	415,468	3,392
08/24/2012	Bank of America Los Angeles	United States Dollar	477,933	Colombian Peso	860,160,000	(6,323)
08/28/2012	Union Bank of Switzerland	Colombian Peso	1,239,930,000	United States Dollar	690,000	7,678
09/26/2012	HSBC	Russian Rouble	21,798,967	United States Dollar	637,397	88,322
09/26/2012	HSBC	United States Dollar	615,923	Russian Rouble	18,740,686	(7,981)
04/15/2013	HSBC	Chinese Offshore Yuan	4,273,930	United States Dollar	670,000	42
04/15/2013	HSBC	Chinese Offshore Yuan	4,280,295	United States Dollar	670,000	1,040
05/02/2013	Standard Chartered London	Chinese Offshore Yuan	8,562,600	United States Dollar	1,340,000	1,837
04/13/2015	HSBC	United States Dollar	670,000	Chinese Offshore Yuan	4,330,210	(8,583)
04/13/2015	HSBC	United States Dollar	670,000	Chinese Offshore Yuan	4,343,945	(10,736)
05/04/2015	Standard Chartered London	United States Dollar	1,340,000	Chinese Offshore Yuan	8,720,720	(26,616)

Total						$42,860

At April 30, 2012, the Ashmore Emerging Markets Local Currency Bond Fund had the following interest rate swap contracts outstanding:

Pay Rate Index/ Pay Rate	Receive Rate/ Receive Rate Index	Notional Amount		Expiration Date	Unrealized Gain/(Loss)	Counterparty
Brazil CETIP Interbank Deposit Rate	9.968%	BRL	1,712,245	01/02/2013	$40,665	HSBC
Brazil CETIP Interbank Deposit Rate	9.735%		838,750	01/02/2014	7,937	Morgan Stanley
Brazil CETIP Interbank Deposit Rate	9.730%		3,017,429	01/02/2014	28,414	HSBC
Brazil CETIP Interbank Deposit Rate	9.725%		4,081,108	01/02/2014	38,241	HSBC

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2012 (Unaudited)

Pay Rate Index/ Pay Rate	Receive Rate/ Receive Rate Index		Notional Amount	Expiration Date	Unrealized Gain/(Loss)	Counterparty
Brazil CETIP Interbank
Deposit Rate	10.340%		1,122,402	01/02/2014	$16,063	HSBC
	Czech Interbank Offered					Morgan
1.730%	Rates 6 Months	CZK	28,100,000	03/13/2017	3,236	Stanley
	Czech Interbank Offered					Morgan
1.755%	Rates 6 Months		28,200,000	03/15/2017	1,391	Stanley
Mexico Interbank						Barclays
TIIE 28 Day Rate	6.515%	MXN	48,000,000	07/01/2016	174,648	Capital
Mexico Interbank						Barclays
TIIE 28 Day Rate	5.890%		7,300,000	09/27/2016	12,101	Capital
South Africa Johannesburg						Barclays
Interbank Agreed Rate 3 Month	7.580%	ZAR	2,000,000	12/08/2017	8,600	Capital
South Africa Johannesburg						Barclays
Interbank Agreed Rate 3 Month	7.400%		1,380,000	01/04/2018	4,062	Capital
South Africa Johannesburg						Barclays
Interbank Agreed Rate 3 Month	7.700%		1,850,000	12/08/2018	8,018	Capital
South Africa Johannesburg						Barclays
Interbank Agreed Rate 3 Month	7.72%		450,000	12/17/2018	1,982	Capital
South Africa Johannesburg						Barclays
Interbank Agreed Rate 3 Month	7.630%		430,000	12/31/2018	1,553	Capital

					$346,911

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2012 (Unaudited)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities and other financial instruments, if any. See note 4 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques. The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Local Currency Bond Fund’s investments and other financial instruments, which are carried at fair value, as of April 30, 2012:

	Level 1	Level 2	Level 3	Total
Investments
Assets:
Corporate Bonds	$—	$306,941	$—	$306,941
Government Bonds	—	38,246,873	—	38,246,873
Index Linked Government Bonds	—	5,190,664	—	5,190,664
Fully Funded Total Return Swaps	—	5,343,704	—	5,343,704
Short-Term Investments	—	20,000,000	—	20,000,000

Total Investments	$—	$69,088,182	$—	$69,088,182

Other Financial Instruments
Assets:
Forward Foreign Currency Exchange Contracts	$—	$511,304	$—	$511,304
Interest Rate Swap Contracts	—	346,911	—	346,911
Liabilities:
Forward Foreign Currency Exchange Contracts	—	(468,444)	—	(468,444)
Futures Contracts	(42,103)	—	—	(42,103)

Total Other Financial Instruments	$(42,103)	$389,771	$—	$347,668

The Fund discloses significant transfers between levels based on valuations at the end of each reporting period. At April 30, 2012 there were no significant transfers between Level 1 and Level 2 based on levels assigned to the securities on October 31, 2011. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2012 (Unaudited)

The following is a summary of the fair values of the Fund’s derivative instruments categorized by risk exposure* :

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of April 30, 2012:

	Derivatives Not Accounted for as Hedging Instruments
	Foreign Exchange	Fixed Income/ Interest Rate
Assets:
Unrealized Appreciation on Interest Rate Swap Contracts	$—	$346,911
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts	511,304	—

	$511,304	$346,911

Liabilities:
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts	$(468,444)	$—
Variation Margin Payable(1)	—	(781)

	$(468,444)	$(781)

(1)

Only current day’s variation margin is reported within the Statements of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $(42,103).

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended April 30, 2012:

	Derivatives Not Accounted for as Hedging Instruments
	Foreign Exchange	Fixed Income/ Interest Rate
Realized Gain (Loss) on Derivatives Recognized resulting from Operations:
Net Realized Gain on Forward Foreign Currency Exchange Contracts	$268,907	$—
Net Realized Gain on Interest Rate Swap Contracts	—	247,819
Net Realized Loss on Futures Contracts	—	(10)

	$268,907	$247,809

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized resulting from Operations:
Net Change in Unrealized Depreciation on Forward Foreign Currency Exchange Contracts	$(79,436)	$—
Net Change in Unrealized Appreciation on Interest Rate Swap Contracts	—	(17,041)
Net Change in Unrealized Depreciation on Futures Contracts	—	(42,103)

	$(79,436)	$(59,144)

*	See note 9 in the Notes to Financial Statements for additional information.

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS LOCAL CURRENCY FUND

SCHEDULE OF INVESTMENTS

As of April 30, 2012 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Debt Securities

Nigeria (Cost $276,317)
Nigeria Treasury Bill 16.085%, 03/28/2013(2)	NGN	50,000,000	$ 279,374	0.47
			279,374	0.47
Turkey (Cost $486,684)
Turkey (Rep of) 9.200%, 11/07/2012(2)	TRY	793,100	430,252	0.73
			430,252	0.73
Total Debt Securities (Cost $763,001)			709,626	1.20

Short-Term Investments
Abbey National Treasury Service, Time Deposit 0.290%, 05/25/2012		8,000,000	8,000,000	13.50
ABN Amro Bank Jersey, Time Deposit 0.200%, 05/04/2012		8,000,000	8,000,000	13.50
National Bank of Abu Dhabi, Time Deposit 0.130%, 05/04/2012		8,000,000	8,000,000	13.50
Qatar National Bank, Time Deposit 0.100%, 05/08/2012		8,000,000	8,000,000	13.50
Riyad Bank London, Time Deposit 0.150%, 05/03/2012		8,000,000	8,000,000	13.50
UBS A.G. - London, Certificate Deposit 0.000%, 08/31/2012		5,000,000	4,991,473	8.42
Total Short-Term Investments (Cost $44,991,544)			44,991,473	75.92

Total Investments (Total Cost $45,754,545)			45,701,099	77.12

Other Assets Less Liabilities (See Statements of Assets and Liabilities for further detail)		13,558,168	22.88

Net Assets			$59,259,267	100.00

(1)	Par values are stated in United States Dollars unless otherwise noted below.
(2)	Zero coupon bond reflects effective yield on the date of purchase.

Percentages shown are based on net assets.

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS LOCAL CURRENCY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2012 (Unaudited)

At April 30, 2012, the Ashmore Emerging Markets Local Currency Fund had outstanding forward foreign currency exchange contracts as follows:

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
05/03/2012	Barclays Wholesale GTS	Brazilian Real	256,872	United States Dollar	140,000	$(5,332)
05/03/2012	Barclays Wholesale GTS	Brazilian Real	703,900	United States Dollar	374,814	(5,788)
05/03/2012	HSBC	Brazilian Real	703,898	United States Dollar	374,215	(5,191)
05/03/2012	Barclays Wholesale GTS	United States Dollar	880,000	Brazilian Real	1,664,670	7,282
05/10/2012	Bank of America Los Angeles	Russian Rouble	13,400,000	United States Dollar	418,338	36,942
05/14/2012	Chase Manhattan Bank London	Indian Rupee	32,773,200	United States Dollar	620,000	(305)
05/14/2012	Standard Chartered London	Indian Rupee	153,407,846	United States Dollar	2,977,059	(76,333)
05/14/2012	Barclays Wholesale GTS	Russian Rouble	38,704,640	United States Dollar	1,280,000	34,163
05/14/2012	Deutsche Bank London	Russian Rouble	16,952,551	United States Dollar	580,000	(4,399)
05/14/2012	Bank of America Los Angeles	Taiwan Dollar	49,801,974	United States Dollar	1,691,184	13,976
05/14/2012	Chase Manhattan Bank London	Taiwan Dollar	12,238,800	United States Dollar	420,000	(958)
05/14/2012	Union Bank of Switzerland - London	United States Dollar	390,000	Russian Rouble	11,534,250	(1,630)
05/14/2012	Union Bank of Switzerland - London	United States Dollar	1,360,000	Russian Rouble	40,159,304	(3,554)
05/18/2012	Bank of America Los Angeles	Chilean Peso	490,585,953	United States Dollar	1,003,756	8,681
05/18/2012	Morgan Stanley & Co. International	Chilean Peso	490,585,954	United States Dollar	1,006,743	5,694
05/18/2012	Barclays Wholesale GTS	Mexican Peso	67,413,606	United States Dollar	5,225,861	(60,286)
05/18/2012	Union Bank of Switzerland - London	United States Dollar	180,000	Chilean Peso	87,507,000	(591)
05/18/2012	Deutsche Bank London	United States Dollar	40,000	Colombian Peso	71,836,800	(736)
05/18/2012	Morgan Stanley & Co. International	United States Dollar	180,000	Colombian Peso	318,330,000	(512)
05/18/2012	Citibank London	United States Dollar	230,000	Mexican Peso	2,992,829	674
05/21/2012	Bank of America Los Angeles	Malaysian Ringgit	363,420	United States Dollar	120,000	(102)
05/21/2012	Deutsche Bank London	Thai Baht	8,011,900	United States Dollar	260,000	254
05/21/2012	Union Bank of Switzerland - London	Thai Baht	15,034,495	United States Dollar	484,984	3,388
05/21/2012	Chase Manhattan Bank London	United States Dollar	440,929	Malaysian Ringgit	1,357,489	(6,929)
05/24/2012	Citibank London	Malaysian Ringgit	3,406,568	United States Dollar	1,116,432	7,207
05/25/2012	Barclays Wholesale GTS	Philippine Peso	52,495,393	United States Dollar	1,229,256	11,448
05/25/2012	Barclays Wholesale GTS	United States Dollar	50,000	Philippine Peso	2,110,500	119
05/29/2012	Bank of America Los Angeles	Russian Rouble	5,766,043	United States Dollar	191,106	4,186
05/30/2012	Chase Manhattan Bank London	Russian Rouble	69,518,249	United States Dollar	2,356,231	(2,094)
05/30/2012	HSBC	Russian Rouble	20,077,000	United States Dollar	680,000	(121)
05/31/2012	Bank of America Los Angeles	Czech Koruna	56,101,152	United States Dollar	2,959,975	16,708
05/31/2012	Chase Manhattan Bank London	Hungarian Forint	243,096,639	United States Dollar	1,105,437	11,059
05/31/2012	Citibank London	Israeili Shekel	6,797,139	United States Dollar	1,810,012	(7,450)
05/31/2012	Union Bank of Switzerland - London	Polish Zloty	284,635	United States Dollar	90,000	(47)
05/31/2012	Union Bank of Switzerland - London	Romanian Leu	332,714	United States Dollar	100,000	(1,033)
05/31/2012	Citibank London	Singapore Dollar	3,758,307	United States Dollar	2,973,297	63,812
05/31/2012	Bank of America Los Angeles	United States Dollar	360,000	Czech Koruna	6,777,803	375
05/31/2012	Citibank London	United States Dollar	120,000	Israeili Shekel	451,770	193
05/31/2012	Barclays Wholesale GTS	United States Dollar	2,758,358	Polish Zloty	8,591,712	43,135
05/31/2012	Deutsche Bank London	United States Dollar	620,000	Polish Zloty	1,962,288	(138)
06/04/2012	Deutsche Bank London	Brazilian Real	1,992,808	United States Dollar	1,141,029	(103,556)
06/04/2012	Deutsche Bank London	Brazilian Real	341,550	United States Dollar	180,000	(2,186)
06/04/2012	Morgan Stanley & Co. International	Brazilian Real	189,700	United States Dollar	100,000	(1,240)
06/12/2012	Barclays Wholesale GTS	Indonesian Rupiah	1,196,650,000	United States Dollar	130,000	(379)
06/21/2012	Union Bank of Switzerland - London	Thai Baht	17,498,803	United States Dollar	569,808	(2,308)
06/22/2012	Banco Santander New York	Mexican Peso	54,250,745	United States Dollar	4,081,305	62,524
06/22/2012	Barclays Wholesale GTS	Mexican Peso	22,238,710	United States Dollar	1,690,000	8,657
06/29/2012	Bank of America Los Angeles	Hungarian Forint	216,735,750	United States Dollar	990,000	1,573
06/29/2012	Union Bank of Switzerland - London	Hungarian Forint	225,463,839	United States Dollar	984,129	47,376
06/29/2012	Chase Manhattan Bank London	Polish Zloty	23,765,474	United States Dollar	7,453,146	32,691
06/29/2012	Citibank London	Romanian Leu	6,049,590	United States Dollar	1,816,421	(11,785)
06/29/2012	Bank of America Los Angeles	Singapore Dollar	4,028,657	United States Dollar	3,226,539	29,270
06/29/2012	Deutsche Bank London	United States Dollar	1,971,195	Euro	1,477,602	14,732
06/29/2012	HSBC	United States Dollar	200,000	Romanian Leu	670,173	83
06/29/2012	Bank of America Los Angeles	United States Dollar	40,000	Singapore Dollar	49,462	26
06/29/2012	Barclays Wholesale GTS	United States Dollar	230,000	South African Rand	1,796,829	887

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS LOCAL CURRENCY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2012 (Unaudited)

			Currency		Currency
			Buy Amount		Sell Amount
Settlement			(Local		(Local	Unrealized
Date	Counterparty	Currency Buy	Currency)	Currency Sell	Currency)	Gain/(Loss)
06/29/2012	Deutsche Bank London	United States Dollar	210,000	South African Rand	1,632,143	$ 1,886
06/29/2012	Barclays Wholesale GTS	South African Rand	24,192,204	United States Dollar	3,107,860	(23,123)
07/03/2012	Deutsche Bank London	Brazilian Real	2,293,785	United States Dollar	1,234,545	(46,018)
07/03/2012	HSBC	Brazilian Real	2,293,785	United States Dollar	1,237,009	(48,482)
07/03/2012	Citibank London	United States Dollar	228,621	Brazilian Real	426,081	7,847
07/18/2012	Chase Manhattan Bank London	Malaysian Ringgit	495,639	United States Dollar	162,585	300
07/18/2012	Standard Chartered London	Malaysian Ringgit	367,680	United States Dollar	119,408	1,425
07/18/2012	Bank of America Los Angeles	Thai Baht	43,763,275	United States Dollar	1,406,727	10,436
07/19/2012	Union Bank of Switzerland - London	Korean Won	2,803,632,215	United States Dollar	2,453,730	25,729
07/19/2012	Union Bank of Switzerland - London	Korean Won	136,230,000	United States Dollar	120,000	478
07/25/2012	Barclays Wholesale GTS	Turkish Lira	197,281	United States Dollar	110,000	263
07/25/2012	HSBC	Turkish Lira	4,729,404	United States Dollar	2,590,390	52,925
07/25/2012	HSBC	United States Dollar	720,000	Turkish Lira	1,288,584	(204)
07/26/2012	Bank of America Los Angeles	United States Dollar	1,250,000	Russian Rouble	37,095,375	3,754
08/02/2012	Barclays Wholesale GTS	United States Dollar	368,727	Brazilian Real	703,900	5,998
08/02/2012	HSBC	United States Dollar	368,109	Brazilian Real	703,898	5,381
08/03/2012	Barclays Wholesale GTS	Chinese Yuan Renminbi	17,429,400	United States Dollar	2,760,000	2,099
08/13/2012	Citibank London	Colombian Peso	503,280,000	United States Dollar	281,634	2,132
08/13/2012	Citibank London	United States Dollar	650,373	Colombian Peso	1,173,760,000	(11,432)
08/21/2012	Standard Chartered London	Thai Baht	19,583,494	United States Dollar	632,133	958
08/24/2012	Bank of America Los Angeles	Colombian Peso	2,568,620,400	United States Dollar	1,424,558	21,534
08/24/2012	Chase Manhattan Bank London	Colombian Peso	692,000,000	United States Dollar	386,430	3,155
08/24/2012	Bank of America Los Angeles	United States Dollar	652,179	Colombian Peso	1,173,760,000	(8,629)
08/28/2012	Union Bank of Switzerland - London	Colombian Peso	1,203,990,000	United States Dollar	670,000	7,455
08/28/2012	HSBC	Malaysian Ringgit	1,381,295	United States Dollar	451,625	1,261
09/26/2012	HSBC	Russian Rouble	884,632	United States Dollar	25,866	3,584
04/15/2013	HSBC	Chinese Offshore Yuan	3,763,610	United States Dollar	590,000	37
04/15/2013	HSBC	Chinese Offshore Yuan	3,769,215	United States Dollar	590,000	916
05/02/2013	Standard Chartered London	Chinese Offshore Yuan	7,476,300	United States Dollar	1,170,000	1,604
04/13/2015	HSBC	United States Dollar	590,000	Chinese Offshore Yuan	3,813,170	(7,558)
04/13/2015	HSBC	United States Dollar	590,000	Chinese Offshore Yuan	3,825,265	(9,454)
05/04/2015	Standard Chartered London	United States Dollar	1,170,000	Chinese Offshore Yuan	7,614,360	(23,240)

Total						$145,149

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities and other financial instruments, if any. See note 4 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques. The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Local Currency Fund’s investments and other financial instruments, which are carried at fair value, as of April 30, 2012:

	Level 1	Level 2	Level 3	Total
Investments
Assets:
Government Bonds	$—	$ 709,626	$—	$ 709,626
Short-Term Investments	—	44,991,473	—	44,991,473
Total Investments	$—	$45,701,099	$—	$45,701,099

Other Financial Instruments
Assets:
Forward Foreign Currency Exchange Contracts	$—	$ 628,272	$—	$ 628,272
Liabilities:
Forward Foreign Currency Exchange Contracts	—	(483,123)	—	(483,123)
Total Other Financial Instruments	$—	$ 145,149	$—	$ 145,149

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS LOCAL CURRENCY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2012 (Unaudited)

The Fund discloses significant transfers between levels based on valuations at the end of each reporting period. At April 30, 2012 there were no significant transfers between Level 1 and Level 2 based on levels assigned to the securities on October 31, 2011. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

The following is a summary of the fair values of the Fund’s derivative instruments categorized by risk exposure* :

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of April 30, 2012:

Derivatives Not Accounted
for as Hedging Instruments
Foreign Exchange
Assets:
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts	$ 628,272
Liabilities:
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts	$ (483,123)

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended April 30, 2012:

Derivatives Not Accounted
for as Hedging Instruments
Foreign Exchange
Realized Gain on Derivatives Recognized resulting from Operations:
Net Realized Gain on Forward Foreign Currency Exchange Contracts	$ 1,151,982

Net Change in Unrealized Appreciation on Derivatives Recognized resulting from Operations:
Net Change in Unrealized Appreciation on Forward Foreign Currency Exchange Contracts	$ 499,638

*  See note 9 in the Notes to Financial Statements for additional information.

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS SOVEREIGN DEBT FUND

SCHEDULE OF INVESTMENTS

As of April 30, 2012 (Unaudited)

				% of Net
	Currency(1)	Par	Value	Assets
Debt Securities

Argentina (Cost $595,077)
Argentina (Rep of) 8.750%, 06/02/2017		95,000	$87,637	0.27
Argentina (Rep of) 8.280%, 12/31/2033		211,409	146,559	0.45
Argentina Boden Bonds, FRN 0.785%, 08/03/2012		810,000	98,289	0.30
Argentina Boden Bonds 7.000%, 10/03/2015		255,000	225,879	0.70
			558,364	1.72
Belarus (Cost $349,865)
Belarus (Rep of) 8.750%, 08/03/2015		200,000	186,750	0.57
Belarus (Rep of) 8.950%, 01/26/2018		200,000	185,000	0.57
			371,750	1.14
Brazil (Cost $2,376,719)
Banco Nacional de Desenvolvimento Economico e Social		140,000	165,487	0.51
6.500%, 06/10/2019
Banco Nacional de Desenvolvimento Economico e Social		100,000	112,286	0.34
5.500%, 07/12/2020
Brazil (Fed Rep of) 6.000%, 01/17/2017		100,000	118,950	0.37
Brazil (Fed Rep of) 5.875%, 01/15/2019		100,000	120,500	0.37
Brazil (Fed Rep of) 4.875%, 01/22/2021		390,000	447,720	1.38
Brazil (Fed Rep of) 8.875%, 04/15/2024		70,000	107,625	0.33
Brazil (Fed Rep of) 10.125%, 05/15/2027		140,000	235,900	0.72
Brazil (Fed Rep of) 8.250%, 01/20/2034		210,000	323,925	1.00
Brazil (Fed Rep of) 7.125%, 01/20/2037		275,000	387,063	1.19
Brazil (Fed Rep of) 5.625%, 01/07/2041		420,000	499,800	1.54
			2,519,256	7.75
Chile (Cost $418,122)
Banco del Estado de Chile 4.125%, 10/07/2020		110,000	113,768	0.35
Chile (Rep of) 3.250%, 09/14/2021		100,000	104,083	0.32
Empresa Nacional del Petroleo 5.250%, 08/10/2020		200,000	213,878	0.66
			431,729	1.33
China (Cost $336,627)
Sinochem Overseas Capital Co. Ltd. 4.500%, 11/12/2020		330,000	324,721	1.00
			324,721	1.00
Colombia (Cost $1,602,986)
Colombia (Rep of) 7.375%, 01/27/2017		260,000	321,750	0.99
Colombia (Rep of) 7.375%, 03/18/2019		260,000	337,350	1.04
Colombia (Rep of) 11.750%, 02/25/2020		90,000	143,550	0.44
Colombia (Rep of) 4.375%, 07/12/2021		200,000	221,000	0.68
Colombia (Rep of) 8.125%, 05/21/2024		120,000	171,000	0.53
Colombia (Rep of) 7.375%, 09/18/2037		100,000	143,750	0.44
Colombia (Rep of) 6.125%, 01/18/2041		300,000	378,750	1.17
			1,717,150	5.29
Croatia (Cost $323,321)
Croatia (Rep of) 6.250%, 04/27/2017(2)		200,000	202,306	0.62
Croatia (Rep of) 6.625%, 07/14/2020		130,000	130,000	0.40
			332,306	1.02
Dominican Republic (Cost $211,311)
Dominican (Rep of) 7.500%, 05/06/2021		200,000	210,000	0.65
			210,000	0.65
Ecuador (Cost $100,000)
Ecuador (Rep of) 9.375%, 12/15/2015		100,000	101,500	0.31
			101,500	0.31

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS SOVEREIGN DEBT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2012 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Egypt (Cost $339,375)
Egypt (Rep of) 5.750%, 04/29/2020		140,000	$129,150	0.40
Egypt (Rep of) 6.875%, 04/30/2040		100,000	85,000	0.26
Nile Finance Ltd. 5.250%, 08/05/2015		100,000	96,250	0.30
			310,400	0.96
El Salvador (Cost $373,081)
El Salvador (Rep of) 7.375%, 12/01/2019		100,000	109,000	0.33
El Salvador (Rep of) 8.250%, 04/10/2032		100,000	109,500	0.34
El Salvador (Rep of) 7.650%, 06/15/2035		150,000	154,500	0.48
			373,000	1.15
Ghana (Cost $109,745)
Ghana (Rep of) 8.500%, 10/04/2017		100,000	113,750	0.35
			113,750	0.35
Hungary (Cost $282,771)
Hungary (Rep of) 6.250%, 01/29/2020		100,000	95,750	0.29
Hungary (Rep of) 6.375%, 03/29/2021		110,000	105,600	0.33
Hungary (Rep of) 7.625%, 03/29/2041		74,000	70,115	0.22
			271,465	0.84
Indonesia (Cost $1,950,852)
Indonesia (Rep of) 10.375%, 05/04/2014		120,000	138,900	0.43
Indonesia (Rep of) 7.500%, 01/15/2016		150,000	174,375	0.54
Indonesia (Rep of) 6.875%, 01/17/2018		130,000	153,400	0.47
Indonesia (Rep of) 11.625%, 03/04/2019		100,000	147,750	0.45
Indonesia (Rep of) 5.875%, 03/13/2020		150,000	171,000	0.53
Indonesia (Rep of) 4.875%, 05/05/2021		200,000	215,000	0.66
Indonesia (Rep of) 8.500%, 10/12/2035		250,000	363,750	1.12
Indonesia (Rep of) 7.750%, 01/17/2038		200,000	271,250	0.83
Majapahit Holding B.V. 7.750%, 10/17/2016		100,000	115,000	0.35
Majapahit Holding B.V. 8.000%, 08/07/2019		110,000	132,275	0.41
Majapahit Holding B.V. 7.750%, 01/20/2020		100,000	118,750	0.37
			2,001,450	6.16
Iraq (Cost $551,697)
Iraq (Rep of) 5.800%, 01/15/2028		640,000	533,600	1.64
			533,600	1.64
Ivory Coast (Cost $299,340)
Ivory Coast (Rep of) 2.450%, 12/31/2032(3)		570,000	389,738	1.20
			389,738	1.20
Jordan (Cost $202,758)
Jordan (Rep of) 3.875%, 11/12/2015		210,000	205,275	0.63
			205,275	0.63
Kazakhstan (Cost $1,140,069)
Development Bank of Kazakhstan JSC 5.500%, 12/20/2015		200,000	214,000	0.66
Kazakhstan Temir Zholy Finance B.V. 6.375%, 10/06/2020		200,000	221,500	0.68
Kazatomprom Natsionalnaya Atomnaya Kompaniya A.O. 6.250%, 05/20/2015		100,000	108,000	0.33
KazMunayGas National Co. 11.750%, 01/23/2015		150,000	181,875	0.56
KazMunayGas National Co. 9.125%, 07/02/2018		130,000	161,688	0.50
KazMunayGas National Co. 7.000%, 05/05/2020		70,000	80,150	0.25
KazMunayGas National Co. 6.375%, 04/09/2021		210,000	233,362	0.72
			1,200,575	3.70
Lebanon (Cost $757,191)
Lebanon (Rep of) 6.375%, 03/09/2020		310,000	327,825	1.01
Lebanon (Rep of) 6.100%, 10/04/2022		325,000	330,688	1.02

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS SOVEREIGN DEBT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2012 (Unaudited)

				% of Net
	Currency(1)	Par	Value	Assets
Lebanon - (continued)
Lebanon (Rep of) 6.600%, 11/27/2026		100,000	$102,250	0.31
			760,763	2.34
Lithuania (Cost $831,311)
Lithuania (Rep of) 5.125%, 09/14/2017		100,000	104,125	0.32
Lithuania (Rep of) 7.375%, 02/11/2020		290,000	339,880	1.04
Lithuania (Rep of) 6.125%, 03/09/2021		200,000	216,750	0.67
Lithuania (Rep of) 6.625%, 02/01/2022(2)		200,000	224,360	0.69
			885,115	2.72
Malaysia (Cost $555,526)
Petronas Capital Ltd. 5.250%, 08/12/2019		260,000	295,601	0.91
Wakala Global Sukuk Bhd. 4.646%, 07/06/2021		250,000	274,875	0.85
			570,476	1.76
Mexico (Cost $2,105,817)
Comision Federal de Electricidad 5.750%, 02/14/2042(2)		200,000	204,894	0.63
Mexico (Rep of) 5.625%, 01/15/2017		154,000	179,795	0.55
Mexico (Rep of) 5.950%, 03/19/2019		120,000	146,220	0.45
Mexico (Rep of) 5.125%, 01/15/2020		320,000	374,080	1.15
Mexico (Rep of) 3.625%, 03/15/2022		70,000	73,185	0.22
Mexico (Rep of) 8.300%, 08/15/2031		170,000	258,825	0.80
Mexico (Rep of) 6.750%, 09/27/2034		195,000	260,325	0.80
Mexico (Rep of) 6.050%, 01/11/2040		306,000	382,500	1.18
Pemex Project Funding Master Trust 5.750%, 03/01/2018		60,000	68,400	0.21
Petroleos Mexicanos 8.000%, 05/03/2019		100,000	127,000	0.39
Petroleos Mexicanos 6.000%, 03/05/2020		40,000	46,000	0.14
Petroleos Mexicanos 6.500%, 06/02/2041(2)		100,000	116,066	0.36
Petroleos Mexicanos 6.500%, 06/02/2041		16,000	18,560	0.06
			2,255,850	6.94
Morocco (Cost $202,136)
Morocco (Rep of) 4.500%, 10/05/2020	EUR	160,000	198,599	0.61
			198,599	0.61
Pakistan (Cost $123,001)
Pakistan (Rep of) 7.125%, 03/31/2016		150,000	127,500	0.39
			127,500	0.39
Panama (Cost $496,335)
Panama (Rep of) 7.250%, 03/15/2015		90,000	104,400	0.32
Panama (Rep of) 8.875%, 09/30/2027		90,000	140,850	0.44
Panama (Rep of) 9.375%, 04/01/2029		90,000	147,150	0.45
Panama (Rep of) 6.700%, 01/26/2036		105,000	140,700	0.43
			533,100	1.64
Peru (Cost $611,150)
Peru (Rep of) 8.375%, 05/03/2016		50,000	62,250	0.19
Peru (Rep of) 7.125%, 03/30/2019		100,000	128,000	0.39
Peru (Rep of) 7.350%, 07/21/2025		150,000	207,000	0.64
Peru (Rep of) 8.750%, 11/21/2033		164,000	261,580	0.81
			658,830	2.03
Philippines (Cost $1,980,188)
Philippine (Rep of) 8.375%, 06/17/2019		250,000	333,438	1.03
Philippine (Rep of) 4.000%, 01/15/2021		250,000	263,125	0.81
Philippine (Rep of) 10.625%, 03/16/2025		140,000	227,500	0.70
Philippine (Rep of) 5.500%, 03/30/2026		200,000	229,250	0.70
Philippine (Rep of) 9.500%, 02/02/2030		220,000	349,800	1.08
Philippine (Rep of) 7.750%, 01/14/2031		230,000	320,275	0.99
Philippine (Rep of) 6.375%, 10/23/2034		100,000	124,125	0.38

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS SOVEREIGN DEBT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2012 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Philippines - (continued)
Power Sector Assets & Liabilities Management Corp. 7.390%, 12/02/2024		200,000	$ 252,750	0.78
			2,100,263	6.47
Poland (Cost $390,981)
Poland (Rep of) 6.375%, 07/15/2019		210,000	246,488	0.76
Poland (Rep of) 5.000%, 03/23/2022		150,000	160,312	0.49
			406,800	1.25
Qatar (Cost $124,238)
Qatar (Rep of) 6.400%, 01/20/2040		100,000	120,750	0.37
			120,750	0.37
Romania (Cost $100,632)
Romania (Rep of) 6.750%, 02/07/2022(2)		100,000	104,953	0.32
			104,953	0.32
Russian Federation (Cost $2,495,735)
Russian Agricultural Bank OJSC Via RSHB Capital S.A. 7.750%, 05/29/2018		100,000	113,125	0.35
Russian Foreign Bond - Eurobond 5.000%, 04/29/2020		100,000	108,250	0.33
Russian Foreign Bond - Eurobond 12.750%, 06/24/2028		120,000	217,350	0.67
Russian Foreign Bond - Eurobond 7.500%, 03/31/2030		776,825	932,190	2.87
Russian Foreign Bond - Eurobond 5.625%, 04/04/2042(2)		200,000	211,284	0.65
Vnesheconombank Via VEB Finance PLC 5.450%, 11/22/2017		100,000	104,500	0.32
Vnesheconombank Via VEB Finance PLC 6.902%, 07/09/2020		690,000	759,000	2.34
Vnesheconombank Via VEB Finance PLC 6.800%, 11/22/2025		150,000	159,375	0.49
			2,605,074	8.02
Serbia (Cost $197,879)
Serbia (Rep of) 7.250%, 09/28/2021(2)		200,000	210,250	0.65
			210,250	0.65
South Africa (Cost $452,433)
South Africa (Rep of) 6.875%, 05/27/2019		120,000	147,000	0.45
South Africa (Rep of) 5.500%, 03/09/2020		150,000	170,812	0.53
South Africa (Rep of) 5.875%, 05/30/2022		130,000	150,800	0.46
			468,612	1.44
Sri Lanka (Cost $310,901)
Sri Lanka (Rep of) 7.400%, 01/22/2015		100,000	106,620	0.33
Sri Lanka (Rep of) 6.250%, 07/27/2021		200,000	202,750	0.62
			309,370	0.95
Tunisia (Cost $36,471)
Banque Centrale de Tunisie S.A. 8.250%, 09/19/2027		30,000	35,925	0.11
			35,925	0.11
Turkey (Cost $1,757,908)
Turkey (Rep of) 7.250%, 03/15/2015		80,000	89,300	0.28
Turkey (Rep of) 7.000%, 09/26/2016		130,000	148,038	0.46
Turkey (Rep of) 7.500%, 07/14/2017		100,000	117,000	0.36
Turkey (Rep of) 6.750%, 04/03/2018		260,000	296,400	0.91
Turkey (Rep of) 7.000%, 03/11/2019		100,000	116,250	0.36
Turkey (Rep of) 7.500%, 11/07/2019		100,000	120,000	0.37
Turkey (Rep of) 5.625%, 03/30/2021		100,000	107,625	0.33
Turkey (Rep of) 7.375%, 02/05/2025		250,000	300,000	0.92
Turkey (Rep of) 11.875%, 01/15/2030		40,000	69,100	0.21
Turkey (Rep of) 8.000%, 02/14/2034		110,000	140,112	0.43

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS SOVEREIGN DEBT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2012 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Turkey - (continued)
Turkey (Rep of) 6.875%, 03/17/2036		114,000	$ 129,248	0.40
Turkey (Rep of) 7.250%, 03/05/2038		40,000	47,650	0.15
Turkey (Rep of) 6.750%, 05/30/2040		100,000	111,375	0.34
			1,792,098	5.52
Ukraine (Cost $921,052)
Financing of Infrastructure Projects State Enterprise 8.375%, 11/03/2017(2)		150,000	126,563	0.39
National JSC Naftogaz of Ukraine 9.500%, 09/30/2014		110,000	108,212	0.33
Ukraine (Rep of) 6.875%, 09/23/2015		320,000	302,000	0.93
Ukraine (Rep of) 6.580%, 11/21/2016		100,000	91,750	0.28
Ukreximbank Via Biz Finance PLC 8.375%, 04/27/2015		260,000	241,800	0.75
			870,325	2.68
United Arab Emirates (Cost $708,913)
Dubai DOF Sukuk Ltd. 6.396%, 11/03/2014		250,000	263,750	0.81
Emirate of Dubai (Rep of) 7.750%, 10/05/2020		450,000	498,937	1.54
			762,687	2.35
Uruguay (Cost $937,853)
Uruguay (Rep of) 8.000%, 11/18/2022		333,000	460,372	1.42
Uruguay (Rep of) 6.875%, 09/28/2025		91,000	118,300	0.36
Uruguay (Rep of) 7.875%, 01/15/2033		232,000	328,280	1.01
Uruguay (Rep of) 7.625%, 03/21/2036		56,000	78,680	0.24
			985,632	3.03
Venezuela (Cost $2,124,490)
Petroleos de Venezuela S.A. 5.250%, 04/12/2017		100,000	78,750	0.24
Petroleos de Venezuela S.A. 12.750%, 02/17/2022		75,000	76,800	0.24
Petroleos de Venezuela S.A. 5.375%, 04/12/2027		310,000	192,200	0.59
Petroleos de Venezuela S.A. 5.500%, 04/12/2037		140,000	85,050	0.26
Venezuela (Rep of) 8.500%, 10/08/2014		50,000	50,750	0.16
Venezuela (Rep of) 5.750%, 02/26/2016		70,000	63,175	0.20
Venezuela (Rep of) 7.750%, 10/13/2019		140,000	121,100	0.37
Venezuela (Rep of) 6.000%, 12/09/2020		70,000	52,850	0.16
Venezuela (Rep of) 12.750%, 08/23/2022		415,000	448,200	1.38
Venezuela (Rep of) 9.000%, 05/07/2023		180,000	156,600	0.48
Venezuela (Rep of) 8.250%, 10/13/2024		210,000	172,200	0.53
Venezuela (Rep of) 7.650%, 04/21/2025		75,000	58,125	0.18
Venezuela (Rep of) 11.750%, 10/21/2026		190,000	190,950	0.59
Venezuela (Rep of) 9.250%, 09/15/2027		160,000	141,600	0.44
Venezuela (Rep of) 9.250%, 05/07/2028		185,000	157,250	0.48
Venezuela (Rep of) 11.950%, 08/05/2031		455,000	457,275	1.41
Venezuela (Rep of) 9.375%, 01/13/2034		104,000	88,920	0.27
			2,591,795	7.98
Vietnam (Cost $297,427)
Vietnam (Rep of) 6.875%, 01/15/2016		100,000	108,250	0.34
Vietnam (Rep of) 6.750%, 01/29/2020		190,000	205,675	0.63
			313,925	0.97
Total Debt Securities (Cost $30,083,284)			31,634,721	97.38

Total Investments (Total Cost $30,083,284)			31,634,721	97.38

Other Assets Less Liabilities (See Statements of Assets and Liabilities for further detail)			852,515	2.62

Net Assets			$32,487,236	100.00

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS SOVEREIGN DEBT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2012 (Unaudited)

(1)	Par values are stated in United States Dollars unless otherwise noted below.
(2)	All or a portion of this security is designated as 144A.
(3)	Issuer has defaulted on terms of debt obligation.

Percentages shown are based on net assets.

At April 30, 2012, the Ashmore Emerging Markets Sovereign Debt Fund had open futures contracts as follows:

Futures Contracts	Number of Contracts	Notional Value	Settlement Month	Unrealized Gain/(Loss)
Short
U.S. Treasury Bonds	(12)	$1,893,720	June 2012	$(72,602)
U.S. Treasury Notes	(40)	5,291,200	June 2012	(106,126)

Total				$(178,728)

At April 30, 2012, the Ashmore Emerging Markets Sovereign Debt Fund had outstanding forward foreign currency exchange contracts as follows:

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
05/21/2012	Barclays Wholesale GTS	United States Dollar	95,366	Euro	72,330	$(385)
05/21/2012	Union Bank of Switzerland-London	United States Dollar	95,374	Euro	72,330	(377)

Total						$(762)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities and other financial instruments, if any. See note 4 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques. The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Sovereign Debt Fund’s investments and other financial instruments, which are carried at fair value, as of April 30, 2012:

	Level 1	Level 2	Level 3	Total
Investments
Assets:
Corporate Bonds	$—	$5,042,151	$—	$5,042,151
Government Agencies	—	966,686	—	966,686
Government Bonds	—	25,087,259	—	25,087,259
Financial Certificates	—	538,625	—	538,625
Total Investments	$—	$31,634,721	$—	$31,634,721

Other Financial Instruments
Liabilities:
Forward Foreign Currency Exchange Contracts	$—	$(762)	$—	$(762)
Futures Contracts	(178,728)	—	—	(178,728)
Total Other Financial Instruments	$(178,728)	$(762)	$—	$(179,490)

The Fund discloses significant transfers between levels based on valuations at the end of each reporting period. At April 30, 2012 there were no significant transfers between Level 1 and Level 2 based on levels assigned to the securities on October 31, 2011. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS SOVEREIGN DEBT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2012 (Unaudited)

The following is a summary of the fair values of the Fund’s derivative instruments categorized by risk exposure*:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of April 30, 2012:

	Derivatives Not Accounted for as Hedging Instruments
	Foreign Exchange	Fixed Income/ Interest Rate
Liabilities:
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts	$(762)	$—
Variation Margin Payable(1)	—	(6,875)

	$(762)	$(6,875)

(1)

Only current day’s variation margin is reported within the Statements of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $(178,728).

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended April 30, 2012:

	Derivatives Not Accounted for as Hedging Instruments
	Foreign Exchange	Fixed Income/ Interest Rate
Realized Gain (Loss) on Derivatives Recognized resulting from Operations:
Net Realized Gain on Forward Foreign Currency Exchange Contracts	$9,089	$—
Net Realized Loss on Futures Contracts	—	(103)

	$9,089	$(103)

Net Change in Unrealized Depreciation on Derivatives Recognized resulting from Operations:
Net Change in Unrealized Depreciation on Forward Foreign Currency Exchange Contracts	$(262)	$—
Net Change in Unrealized Depreciation on Futures Contracts	—	(178,728)

	$(262)	$(178,728)

*	See note 9 in the Notes to Financial Statements for additional information.

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS

As of April 30, 2012 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Debt Securities

Argentina (Cost $4,211,967)
Arcos Dorados Holdings, Inc. 10.250%, 07/13/2016(2)	BRL	800,000	$434,383	0.27
Arcos Dorados Holdings, Inc. 10.250%, 07/13/2016	BRL	550,000	297,098	0.19
Argentina Boden Bonos, FRN 0.785%, 08/03/2012		1,510,000	183,230	0.11
Argentina Boden Bonos 7.000%, 10/03/2015		530,000	472,983	0.30
Argentine (Rep of) 8.750%, 06/02/2017		98,000	90,405	0.06
Argentine (Rep of) 8.280%, 12/31/2033		493,510	342,122	0.22
WPE International Cooperatief UA		1,700,000	1,457,427	0.92
10.375%, 09/30/2020
WPE International Cooperatief UA		500,000	437,500	0.28
10.375%, 09/30/2020(2)
			3,715,148	2.35
Bahrain (Cost $97,851)
Bahrain (Rep of) 5.500%, 03/31/2020		100,000	98,750	0.06
			98,750	0.06
Barbados (Cost $1,033,114)
Columbus International, Inc. 11.500%, 11/20/2014		950,000	1,026,589	0.65
			1,026,589	0.65
Belarus (Cost $819,996)
Belarus (Rep of) 8.750%, 08/03/2015		470,000	438,862	0.28
Belarus (Rep of) 8.950%, 01/26/2018		450,000	416,250	0.26
			855,112	0.54
Brazil (Cost $17,888,656)
Banco Nacional de Desenvolvimento Economico e Social		450,000	531,922	0.34
6.500%, 06/10/2019
Banco Nacional de Desenvolvimento Economico e Social		250,000	280,715	0.18
5.500%, 07/12/2020
Banco Votorantim S.A. 6.250%, 05/16/2016(2)	BRL	2,000,000	1,134,869	0.72
Banco Votorantim S.A. 6.250%, 05/16/2016	BRL	800,000	488,322	0.31
Braskem Finance Ltd. 5.750%, 04/15/2021		500,000	520,455	0.33
Braskem Finance Ltd. 5.750%, 04/15/2021(2)		200,000	208,176	0.13
Brazil (Fed Rep of) 6.000%, 01/17/2017		100,000	118,950	0.07
Brazil (Fed Rep of) 5.875%, 01/15/2019		300,000	361,500	0.23
Brazil (Fed Rep of) 4.875%, 01/22/2021		880,000	1,010,240	0.64
Brazil (Fed Rep of) 8.875%, 04/15/2024		160,000	246,000	0.16
Brazil (Fed Rep of) 10.125%, 05/15/2027		330,000	556,050	0.35
Brazil (Fed Rep of) 8.250%, 01/20/2034		440,000	678,700	0.43
Brazil (Fed Rep of) 7.125%, 01/20/2037		560,000	788,200	0.50
Brazil (Fed Rep of) 5.625%, 01/07/2041		890,000	1,059,100	0.67
Brazil Notas do Tesouro Nacional, Serie B	BRL	1,390,000	1,745,311	1.10
6.000%, 08/15/2020
Brazil Notas do Tesouro Nacional, Serie F	BRL	1,840,000	987,318	0.62
10.000%, 01/01/2014
Brazil Notas do Tesouro Nacional, Serie F	BRL	2,590,000	1,363,175	0.86
10.000%, 01/01/2017
Itau Unibanco Holding S.A. 10.500%, 11/23/2015	BRL	1,090,000	628,725	0.40
Itau Unibanco Holding S.A. 10.500%, 11/23/2015(2)	BRL	400,000	230,725	0.15
JBS Finance II Ltd. 8.250%, 01/29/2018		500,000	488,885	0.31
Marfrig Holding Europe B.V. 8.375%, 05/09/2018		1,450,000	1,253,482	0.79
Marfrig Overseas Ltd. 9.500%, 05/04/2020		200,000	174,694	0.11
Minerva Luxembourg S.A. 12.250%, 02/10/2022(2)		250,000	266,250	0.17

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2012 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Brazil - (continued)
Oi S.A. 9.750%, 09/15/2016(2)	BRL	3,400,000	$1,873,367	1.18
Oi S.A. 9.750%, 09/15/2016	BRL	700,000	389,527	0.25
Oi S.A. 5.750%, 02/10/2022(2)		250,000	256,292	0.16
OSX 3 Leasing BV 9.250%, 03/20/2015(2)		100,000	104,000	0.07
			17,744,950	11.23
Chile (Cost $2,970,151)
Banco del Estado de Chile 4.125%, 10/07/2020		340,000	351,645	0.22
Banco Santander Chile 6.500%, 09/22/2020	CLP	470,000,000	920,429	0.58
Chile (Rep of) 3.250%, 09/14/2021		100,000	104,083	0.07
Corp. Nacional del Cobre de Chile 3.750%, 11/04/2020		200,000	208,574	0.13
Corp. Nacional del Cobre de Chile 3.875%, 11/03/2021(2)		200,000	208,226	0.13
Empresa Nacional del Petroleo 6.250%, 07/08/2019		300,000	341,454	0.22
Empresa Nacional del Petroleo 5.250%, 08/10/2020		250,000	267,347	0.17
Inversiones Alsacia S.A. 8.000%, 08/18/2018		482,759	469,657	0.30
Inversiones Alsacia S.A. 8.000%, 08/18/2018(2)		144,828	141,207	0.09
			3,012,622	1.91
China (Cost $5,779,698)
Central China Real Estate Ltd. 12.250%, 10/20/2015		650,000	658,125	0.42
Central China Real Estate Ltd. 12.250%, 10/20/2015(2)		200,000	203,500	0.13
China Shanshui Cement Group Ltd. 10.500%, 04/27/2017(2)		300,000	303,375	0.19
Evergrande Real Estate Group Ltd. 13.000%, 01/27/2015		1,050,000	1,055,250	0.67
Hyva Global B.V. 8.625%, 03/24/2016		700,000	589,869	0.37
Hyva Global B.V. 8.625%, 03/24/2016(2)		200,000	168,000	0.11
Shimao Property Holdings Ltd. 9.650%, 08/03/2017		400,000	353,668	0.22
Sinochem Offshore Capital Co. Ltd. 1.800%, 01/18/2014	CNY	6,000,000	920,823	0.58
Sinochem Overseas Capital Co. Ltd. 4.500%, 11/12/2020		450,000	442,802	0.28
Sinochem Overseas Capital Co. Ltd. 4.500%, 11/12/2020(2)		100,000	98,351	0.06
Sinochem Overseas Capital Co. Ltd. 6.300%, 11/12/2040		470,000	466,910	0.30
Sino-Forest Corp. 5.000%, 08/01/2013(2)(3)		76,000	19,855	0.01
Sino-Forest Corp. 10.250%, 07/28/2014(3)		226,000	59,890	0.04
Sino-Forest Corp. 10.250%, 07/28/2014(2)(3)		30,000	8,100	0.01
Sino-Forest Corp. 4.250%, 12/15/2016(2)(3)		174,000	46,545	0.03
Sino-Forest Corp. 4.250%, 12/15/2016(3)		10,000	2,675	—
Sino-Forest Corp. 6.250%, 10/21/2017(3)		400,000	106,000	0.07
Sino-Forest Corp. 6.250%, 10/21/2017(2)(3)		28,000	7,595	—
			5,511,333	3.49
Colombia (Cost $4,805,587)
Colombia (Rep of) 12.000%, 10/22/2015	COP	1,211,000,000	860,250	0.55
Colombia (Rep of) 7.375%, 01/27/2017		540,000	668,250	0.42
Colombia (Rep of) 7.375%, 03/18/2019		540,000	700,650	0.44
Colombia (Rep of) 11.750%, 02/25/2020		330,000	526,350	0.33
Colombia (Rep of) 4.375%, 07/12/2021		200,000	221,000	0.14
Colombia (Rep of) 8.125%, 05/21/2024		330,000	470,250	0.30
Colombia (Rep of) 7.375%, 09/18/2037		340,000	488,750	0.31
Colombia (Rep of) 6.125%, 01/18/2041		490,000	618,625	0.39
Emgesa S.A. ESP 8.750%, 01/25/2021	COP	830,000,000	524,026	0.33
			5,078,151	3.21
Croatia (Cost $758,288)
Croatia (Rep of) 6.250%, 04/27/2017(2)		250,000	252,883	0.16
Croatia (Rep of) 6.750%, 11/05/2019		100,000	101,250	0.06
Croatia (Rep of) 6.625%, 07/14/2020		200,000	200,000	0.13
Croatia (Rep of) 6.375%, 03/24/2021		200,000	196,500	0.12
			750,633	0.47

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2012 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Czech Republic (Cost $720,121)
Central European Media Enterprises Ltd., FRN 3.313%, 05/15/2014	EUR	200,000	$225,714	0.14
Central European Media Enterprises Ltd. 11.625%, 09/15/2016	EUR	350,000	434,936	0.28
			660,650	0.42
Dominican Republic (Cost $417,552)
Dominican (Rep of) 7.500%, 05/06/2021		300,000	315,000	0.20
Dominican (Rep of) 7.500%, 05/06/2021(2)		100,000	105,183	0.07
			420,183	0.27
Ecuador (Cost $201,565)
Ecuador (Rep of) 9.375%, 12/15/2015		200,000	203,000	0.13
			203,000	0.13
Egypt (Cost $406,597)
Egypt (Rep of) 5.750%, 04/29/2020		200,000	184,500	0.12
Nile Finance Ltd. 5.250%, 08/05/2015		200,000	192,500	0.12
			377,000	0.24
El Salvador (Cost $1,812,905)
El Salvador (Rep of) 7.375%, 12/01/2019		100,000	109,000	0.07
El Salvador (Rep of) 8.250%, 04/10/2032		80,000	87,600	0.06
El Salvador (Rep of) 7.650%, 06/15/2035		305,000	314,150	0.20
El Salvador (Rep of) 7.625%, 02/01/2041		300,000	303,750	0.19
Telemovil Finance Co. Ltd. 8.000%, 10/01/2017		650,000	666,101	0.42
Telemovil Finance Co. Ltd. 8.000%, 10/01/2017(2)		300,000	307,500	0.19
			1,788,101	1.13
Georgia (Cost $413,891)
Georgia (Rep of) 6.875%, 04/12/2021		400,000	434,000	0.27
			434,000	0.27
Ghana (Cost $221,400)
Ghana (Rep of) 8.500%, 10/04/2017		200,000	227,500	0.14
			227,500	0.14
Hungary (Cost $634,610)
Hungary (Rep of) 6.250%, 01/29/2020		260,000	248,950	0.16
Hungary (Rep of) 6.375%, 03/29/2021		280,000	268,800	0.17
Hungary (Rep of) 7.625%, 03/29/2041		90,000	85,275	0.05
			603,025	0.38
India (Cost $684,945)
ICICI Bank Ltd. 5.750%, 11/16/2020		500,000	492,850	0.31
ICICI Bank Ltd. 5.750%, 11/16/2020(2)		200,000	197,150	0.13
			690,000	0.44
Indonesia (Cost $5,756,318)
Berau Capital Resources Pte Ltd. 12.500%, 07/08/2015		400,000	449,000	0.28
Berau Coal Energy Tbk PT 7.250%, 03/13/2017(2)		200,000	199,500	0.13
GT 2005 Bonds B.V., FRN 6.000%, 07/21/2014		800,000	782,944	0.50
Indonesia (Rep of) 6.750%, 03/10/2014		65,000	70,200	0.04
Indonesia (Rep of) 10.375%, 05/04/2014		200,000	231,500	0.15
Indonesia (Rep of) 7.500%, 01/15/2016		250,000	290,625	0.18
Indonesia (Rep of) 6.875%, 01/17/2018		500,000	590,000	0.37
Indonesia (Rep of) 11.625%, 03/04/2019		150,000	221,625	0.14
Indonesia (Rep of) 5.875%, 03/13/2020		350,000	399,000	0.25
Indonesia (Rep of) 4.875%, 05/05/2021		400,000	430,000	0.27
Indonesia (Rep of) 8.500%, 10/12/2035		540,000	785,700	0.50
Indonesia (Rep of) 6.625%, 02/17/2037		200,000	241,000	0.15
Indonesia (Rep of) 7.750%, 01/17/2038		300,000	406,875	0.26

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2012 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Indonesia - (continued)
Majapahit Holding B.V. 7.750%, 10/17/2016		200,000	$230,000	0.15
Majapahit Holding B.V. 8.000%, 08/07/2019		200,000	240,500	0.15
Majapahit Holding B.V. 7.750%, 01/20/2020		100,000	118,750	0.08
Pertamina Persero PT 6.000%, 05/03/2042(2)(4)		200,000	196,426	0.12
			5,883,645	3.72
Iraq (Cost $1,417,769)
Iraq (Rep of) 5.800%, 01/15/2028		1,570,000	1,308,988	0.83
			1,308,988	0.83
Israel (Cost $250,000)
Israel Electric Corp. Ltd. 6.700%, 02/10/2017(2)		250,000	258,750	0.16
			258,750	0.16
Ivory Coast (Cost $730,620)
Ivory Coast (Rep of) 2.450%, 12/31/2032(3)		1,350,000	923,063	0.58
			923,063	0.58
Jamaica (Cost $1,167,382)
Digicel Group Ltd. 8.875%, 01/15/2015		1,150,000	1,157,602	0.73
			1,157,602	0.73
Jordan (Cost $386,731)
Jordan (Rep of) 3.875%, 11/12/2015		400,000	391,000	0.25
			391,000	0.25
Kazakhstan (Cost $6,499,329)
BTA Bank JSC 10.750%, 07/01/2018(3)		2,050,000	404,875	0.26
BTA Bank JSC 0.000%, 06/30/2020(5)		900,000	79,875	0.05
BTA Bank JSC 7.200%, 07/01/2025(3)		1,400,000	56,000	0.03
Development Bank of Kazakhstan JSC 5.500%, 12/20/2015		200,000	214,000	0.13
Kazakhstan Temir Zholy Finance B.V. 6.375%, 10/06/2020		200,000	221,500	0.14
Kazatomprom Natsionalnaya Atomnaya Kompaniya AO 6.250%, 05/20/2015		250,000	270,000	0.17
KazMunayGas National Co. 8.375%, 07/02/2013		110,000	116,188	0.07
KazMunayGas National Co. 11.750%, 01/23/2015		300,000	363,750	0.23
KazMunayGas National Co. 9.125%, 07/02/2018		490,000	609,438	0.39
KazMunayGas National Co. 7.000%, 05/05/2020		470,000	538,150	0.34
KazMunayGas National Co. 6.375%, 04/09/2021		450,000	500,062	0.32
Zhaikmunai LLP 10.500%, 10/19/2015(2)		1,450,000	1,500,750	0.95
			4,874,588	3.08
Kuwait (Cost $221,062)
Kuwait Projects Co. 9.375%, 07/15/2020		200,000	220,700	0.14
			220,700	0.14
Lebanon (Cost $1,910,670)
Lebanon (Rep of) 5.150%, 11/12/2018		150,000	150,000	0.10
Lebanon (Rep of) 6.375%, 03/09/2020		545,000	576,338	0.36
Lebanon (Rep of) 8.250%, 04/12/2021		150,000	177,000	0.11
Lebanon (Rep of) 6.100%, 10/04/2022		775,000	788,562	0.50
Lebanon (Rep of) 6.600%, 11/27/2026		230,000	235,175	0.15
			1,927,075	1.22
Lithuania (Cost $1,659,905)
Lithuania (Rep of) 5.125%, 09/14/2017		260,000	270,725	0.17
Lithuania (Rep of) 7.375%, 02/11/2020		670,000	785,240	0.49
Lithuania (Rep of) 6.125%, 03/09/2021		360,000	390,150	0.25
Lithuania (Rep of) 6.625%, 02/01/2022(2)		250,000	280,450	0.18
			1,726,565	1.09
Malaysia (Cost $1,215,609)
Petronas Capital Ltd. 5.250%, 08/12/2019		640,000	727,634	0.46

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2012 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Malaysia - (continued)
Petronas Capital Ltd. 7.875%, 05/22/2022		200,000	$272,880	0.17
Wakala Global Sukuk Bhd. 4.646%, 07/06/2021(2)		250,000	274,392	0.18
			1,274,906	0.81
Mexico (Cost $12,260,889)
Cemex Espana Luxembourg 9.250%, 05/12/2020		1,220,000	1,099,549	0.69
Cemex S.A.B. de C.V. 9.000%, 01/11/2018		1,150,000	1,073,249	0.68
Cemex S.A.B. de C.V. 9.000%, 01/11/2018(2)		100,000	93,750	0.06
Comision Federal de Electricidad 4.875%, 05/26/2021(2)		200,000	214,648	0.14
Comision Federal de Electricidad 5.750%, 02/14/2042(2)		200,000	204,894	0.13
Corp. GEO S.A.B. de C.V. 8.875%, 03/27/2022(2)		200,000	204,584	0.13
Desarrolladora Homex S.A.B. de C.V. 9.750%, 03/25/2020(2)		300,000	313,764	0.20
Grupo Papelero Scribe S.A. de C.V. 8.875%, 04/07/2020		200,000	167,648	0.11
Mexican Bonos 9.500%, 12/18/2014	MXN	19,000,000	1,628,880	1.03
Mexican Bonos 8.000%, 12/17/2015	MXN	6,340,000	535,433	0.34
Mexican Bonos 7.250%, 12/15/2016	MXN	13,300,000	1,107,556	0.70
Mexican Bonos 8.000%, 06/11/2020	MXN	13,300,000	1,159,644	0.73
Mexico (Rep of) 5.625%, 01/15/2017		428,000	499,690	0.32
Mexico (Rep of) 5.950%, 03/19/2019		286,000	348,491	0.22
Mexico (Rep of) 5.125%, 01/15/2020		630,000	736,470	0.47
Mexico (Rep of) 3.625%, 03/15/2022		206,000	215,373	0.14
Mexico (Rep of) 8.300%, 08/15/2031		270,000	411,075	0.26
Mexico (Rep of) 6.750%, 09/27/2034		330,000	440,550	0.28
Mexico (Rep of) 6.050%, 01/11/2040		840,000	1,050,000	0.66
Pemex Project Funding Master Trust 5.750%, 03/01/2018		102,000	116,280	0.07
Petroleos Mexicanos 8.000%, 05/03/2019		140,000	177,800	0.11
Petroleos Mexicanos 6.000%, 03/05/2020		150,000	172,500	0.11
Petroleos Mexicanos 6.500%, 06/02/2041(2)		130,000	150,886	0.09
Petroleos Mexicanos 6.500%, 06/02/2041		122,000	141,520	0.09
Urbi Desarrollos Urbanos S.A.B. de C.V. 9.750%, 02/03/2022(2)		250,000	261,188	0.16
			12,525,422	7.92
Morocco (Cost $392,531)
Morocco (Kingdom of) 4.500%, 10/05/2020	EUR	300,000	372,374	0.24
			372,374	0.24
Nigeria (Cost $2,118,204)
Afren PLC 11.500%, 02/01/2016		800,000	866,384	0.55
Afren PLC 11.500%, 02/01/2016(2)		600,000	649,500	0.41
Afren PLC 10.250%, 04/08/2019(2)		200,000	209,500	0.13
Nigeria (Fed Rep of) 6.750%, 01/28/2021		200,000	219,000	0.14
Nigeria Treasury Bill 16.085%, 03/28/2013(6)	NGN	30,000,000	167,624	0.11
Nigeria Treasury Bill 17.034%, 04/04/2013(6)	NGN	2,000,000	11,146	0.01
Nigeria Treasury Bill 17.025%, 04/11/2013(6)	NGN	13,000,000	71,790	0.04
			2,194,944	1.39
Pakistan (Cost $308,566)
Pakistan (Rep of) 7.125%, 03/31/2016		350,000	297,500	0.19
			297,500	0.19
Panama (Cost $1,299,711)
Panama (Rep of) 7.250%, 03/15/2015		170,000	197,200	0.12
Panama (Rep of) 8.875%, 09/30/2027		160,000	250,400	0.16
Panama (Rep of) 9.375%, 04/01/2029		220,000	359,700	0.23
Panama (Rep of) 6.700%, 01/26/2036		280,000	375,200	0.24
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2012 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Panama - (continued)
Sable International Finance Ltd. 8.750%, 02/01/2020(2)		200,000	$212,500	0.13
			1,395,000	0.88
Paraguay (Cost $737,722)
Banco Bilbao Vizcaya Argentaria Paraguay S.A. 9.750%, 02/11/2016(2)		500,000	529,375	0.33
Mongolian Mining Corp. 8.875%, 03/29/2017(2)		200,000	199,250	0.13
			728,625	0.46
Peru (Cost $1,767,549)
Banco Internacional del Peru SAA 5.750%, 10/07/2020		200,000	204,344	0.13
Peru (Rep of) 8.375%, 05/03/2016		240,000	298,800	0.19
Peru (Rep of) 7.125%, 03/30/2019		110,000	140,800	0.09
Peru (Rep of) 7.350%, 07/21/2025		360,000	496,800	0.31
Peru (Rep of) 8.750%, 11/21/2033		358,000	571,010	0.36
Southern Copper Corp. 6.750%, 04/16/2040		200,000	220,412	0.14
			1,932,166	1.22
Philippines (Cost $4,260,649)
Philippines (Rep of) 8.375%, 06/17/2019		280,000	373,450	0.24
Philippines (Rep of) 4.000%, 01/15/2021		500,000	526,250	0.33
Philippines (Rep of) 7.500%, 09/25/2024		100,000	130,000	0.08
Philippines (Rep of) 10.625%, 03/16/2025		330,000	536,250	0.34
Philippines (Rep of) 5.500%, 03/30/2026		400,000	458,500	0.29
Philippines (Rep of) 9.500%, 02/02/2030		440,000	699,600	0.44
Philippines (Rep of) 7.750%, 01/14/2031		450,000	626,625	0.40
Philippines (Rep of) 6.375%, 10/23/2034		400,000	496,500	0.32
Power Sector Assets & Liabilities Management Corp. 7.390%, 12/02/2024		530,000	669,788	0.42
			4,516,963	2.86
Poland (Cost $2,951,870)
Eileme 2 AB 11.625%, 01/31/2020(2)		650,000	667,875	0.42
Poland (Rep of) 6.375%, 07/15/2019		450,000	528,187	0.34
Poland (Rep of) 5.000%, 03/23/2022		330,000	352,688	0.22
TVN Finance Corp. II AB 10.750%, 11/15/2017	EUR	950,000	1,309,442	0.83
			2,858,192	1.81
Qatar (Cost $2,102,904)
CBQ Finance Ltd. 7.500%, 11/18/2019		700,000	822,500	0.52
Nakilat, Inc. 6.067%, 12/31/2033		400,000	433,940	0.28
Nakilat, Inc. 6.267%, 12/31/2033		194,048	211,531	0.13
Qatar (Rep of) 6.400%, 01/20/2040		600,000	724,500	0.46
			2,192,471	1.39
Romania (Cost $284,380)
Romania (Rep of) 6.750%, 02/07/2022(2)		280,000	293,868	0.19
			293,868	0.19
Russian Federation (Cost $8,220,999)
Russian Agricultural Bank OJSC Via RSHB Capital S.A. 9.000%, 06/11/2014		100,000	111,375	0.07
Russian Agricultural Bank OJSC Via RSHB Capital S.A. 7.750%, 05/29/2018		100,000	113,125	0.07
Russian Federal Bond - OFZ 7.100%, 03/13/2014	RUB	7,700,000	264,146	0.17
Russian Federal Bond - OFZ 7.500%, 03/15/2018	RUB	13,100,000	444,710	0.28
Russian Federal Bond - OFZ 7.600%, 04/14/2021	RUB	2,000,000	67,078	0.04
Russian Foreign Bond - Eurobond 5.000%, 04/29/2020		400,000	433,000	0.27
Russian Foreign Bond - Eurobond 12.750%, 06/24/2028		180,000	326,025	0.21
Russian Foreign Bond - Eurobond 7.500%, 03/31/2030		1,606,780	1,928,136	1.22

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2012 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Russian Federation - (continued)
Russian Foreign Bond - Eurobond 5.625%, 04/04/2042(2)		400,000	$422,568	0.27
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC 7.748%, 02/02/2021		2,350,000	2,332,375	1.47
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC 7.748%, 02/02/2021(2)		400,000	397,044	0.25
Vnesheconombank Via VEB Finance PLC 5.450%, 11/22/2017		200,000	209,000	0.13
Vnesheconombank Via VEB Finance PLC 6.902%, 07/09/2020		1,000,000	1,100,000	0.70
Vnesheconombank Via VEB Finance PLC 6.800%, 11/22/2025		250,000	265,625	0.17
			8,414,207	5.32
Saudi Arabia (Cost $540,347)
Dar Al-Arkan International Sukuk Co., FRN 2.717%, 07/16/2012		550,000	533,500	0.34
			533,500	0.34
Senegal (Cost $206,133)
Senegal (Rep of) 8.750%, 05/13/2021		200,000	216,500	0.14
			216,500	0.14
Serbia (Cost $196,668)
Serbia (Rep of) 7.250%, 09/28/2021(2)		200,000	210,250	0.13
			210,250	0.13
Singapore (Cost $200,000)
MMI International Ltd. 8.000%, 03/01/2017(2)		200,000	207,000	0.13
			207,000	0.13
South Africa (Cost $2,037,958)
Edcon Pty Ltd. 9.500%, 03/01/2018(2)		550,000	497,062	0.31
Edcon Pty Ltd. 9.500%, 03/01/2018	EUR	250,000	297,018	0.19
South Africa (Rep of) 6.875%, 05/27/2019		450,000	551,250	0.35
South Africa (Rep of) 5.500%, 03/09/2020		200,000	227,750	0.14
South Africa (Rep of) 6.750%, 03/31/2021	ZAR	1,500,000	181,760	0.12
South Africa (Rep of) 5.875%, 05/30/2022		250,000	290,000	0.18
			2,044,840	1.29
South Korea (Cost $775,251)
Korea (Rep of) 7.125%, 04/16/2019		110,000	138,361	0.09
Woori Bank Co. Ltd. 6.208%, 05/02/2037		650,000	646,750	0.41
			785,111	0.50
Sri Lanka (Cost $620,037)
Sri Lanka (Rep of) 7.400%, 01/22/2015		300,000	319,860	0.20
Sri Lanka (Rep of) 6.250%, 10/04/2020		100,000	102,000	0.07
Sri Lanka (Rep of) 6.250%, 07/27/2021		200,000	202,750	0.13
			624,610	0.40
Thailand (Cost $144,694)
Thailand Government Bond 1.200%, 07/14/2021	THB	4,300,000	143,150	0.09
			143,150	0.09
Tunisia (Cost $59,848)
Banque Centrale de Tunisie S.A. 8.250%, 09/19/2027		50,000	59,875	0.04
			59,875	0.04
Turkey (Cost $8,518,226)
Turkey (Rep of) 9.237%, 11/07/2012(6)	TRY	4,600,000	2,495,473	1.58
Turkey (Rep of) 10.486%, 07/17/2013(6)	TRY	5,014,000	2,558,654	1.62
Turkey (Rep of) 7.250%, 03/15/2015		150,000	167,437	0.10

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2012 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Turkey - (continued)
Turkey (Rep of) 7.000%, 09/26/2016		300,000	$341,625	0.22
Turkey (Rep of) 7.500%, 07/14/2017		230,000	269,100	0.17
Turkey (Rep of) 6.750%, 04/03/2018		660,000	752,400	0.48
Turkey (Rep of) 7.000%, 03/11/2019		100,000	116,250	0.07
Turkey (Rep of) 7.500%, 11/07/2019		100,000	120,000	0.07
Turkey (Rep of) 7.000%, 06/05/2020		65,000	75,969	0.05
Turkey (Rep of) 5.625%, 03/30/2021		100,000	107,625	0.07
Turkey (Rep of) 7.375%, 02/05/2025		440,000	528,000	0.33
Turkey (Rep of) 11.875%, 01/15/2030		70,000	120,925	0.08
Turkey (Rep of) 8.000%, 02/14/2034		220,000	280,225	0.18
Turkey (Rep of) 6.875%, 03/17/2036		340,000	385,475	0.24
Turkey (Rep of) 7.250%, 03/05/2038		50,000	59,562	0.04
Turkey (Rep of) 6.750%, 05/30/2040		200,000	222,750	0.14
			8,601,470	5.44
Ukraine (Cost $3,413,440)
Ferrexpo Finance PLC 7.875%, 04/07/2016		1,000,000	932,500	0.59
Financing of Infrastrucural Projects State Enterprise 8.375%, 11/03/2017(2)		100,000	84,375	0.05
National JSC Naftogaz of Ukraine 9.500%, 09/30/2014		295,000	290,206	0.18
Oschadbank Via SSB #1 PLC 8.250%, 03/10/2016		200,000	175,000	0.11
Privatbank CJSC Via UK SPV Credit Finance PLC 9.375%, 09/23/2015		200,000	175,500	0.11
Ukraine (Rep of) 7.650%, 06/11/2013		150,000	148,312	0.09
Ukraine (Rep of) 6.875%, 09/23/2015		490,000	462,438	0.29
Ukraine (Rep of) 6.250%, 06/17/2016		200,000	183,500	0.12
Ukraine (Rep of) 6.580%, 11/21/2016		250,000	229,375	0.15
Ukreximbank Via Biz Finance PLC 8.375%, 04/27/2015		590,000	548,700	0.35
			3,229,906	2.04
United Arab Emirates (Cost $9,203,779)
Atlantic Finance Ltd. 10.750%, 05/27/2014		1,250,000	1,368,750	0.87
Dubai DOF Sukuk Ltd. 6.396%, 11/03/2014		350,000	369,250	0.23
Dubai Holding Commercial Operations MTN Ltd. 4.750%, 01/30/2014	EUR	1,600,000	1,964,453	1.24
Dubai Holding Commercial Operations MTN Ltd. 6.000%, 02/01/2017	GBP	400,000	538,799	0.34
Dubai Sukuk Centre Ltd., FRN 0.849%, 06/13/2012		1,450,000	1,415,562	0.90
Emirate of Dubai (Rep of) 6.700%, 10/05/2015		210,000	224,700	0.14
Emirate of Dubai (Rep of) 7.750%, 10/05/2020		920,000	1,020,050	0.65
Jafz Sukuk Ltd., FRN 2.991%, 11/27/2012	AED	8,600,000	2,264,971	1.43
			9,166,535	5.80
Uruguay (Cost $4,209,437)
Uruguay (Rep of) 5.000%, 09/14/2018	UYU	13,210,000	1,179,317	0.75
Uruguay (Rep of) 8.000%, 11/18/2022		736,000	1,017,520	0.64
Uruguay (Rep of) 6.875%, 09/28/2025		174,000	226,200	0.14
Uruguay (Rep of) 4.250%, 04/05/2027	UYU	4,500,000	368,404	0.23
Uruguay (Rep of) 4.375%, 12/15/2028	UYU	7,970,000	478,792	0.30
Uruguay (Rep of) 7.875%, 01/15/2033		541,000	765,515	0.49
Uruguay (Rep of) 7.625%, 03/21/2036		115,000	161,575	0.10
Uruguay (Rep of) 3.700%, 06/26/2037	UYU	3,730,000	278,140	0.18
Uruguay Notas del Tesoro 9.000%, 01/27/2014	UYU	100,000	5,013	—
Uruguay Notas del Tesoro 3.250%, 01/27/2019	UYU	100,000	12,713	0.01
			4,493,189	2.84

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2012 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Venezuela (Cost $4,999,818)
Petroleos de Venezuela S.A. 5.250%, 04/12/2017		240,000	$189,000	0.12
Petroleos de Venezuela S.A. 12.750%, 02/17/2022		150,000	153,600	0.10
Petroleos de Venezuela S.A. 5.375%, 04/12/2027		760,000	471,200	0.30
Petroleos de Venezuela S.A. 5.500%, 04/12/2037		370,000	224,775	0.14
Venezuela (Rep of) 8.500%, 10/08/2014		170,000	172,550	0.11
Venezuela (Rep of) 7.750%, 10/13/2019		340,000	294,100	0.18
Venezuela (Rep of) 6.000%, 12/09/2020		100,000	75,500	0.05
Venezuela (Rep of) 12.750%, 08/23/2022		700,000	756,000	0.48
Venezuela (Rep of) 9.000%, 05/07/2023		270,000	234,900	0.15
Venezuela (Rep of) 8.250%, 10/13/2024		500,000	410,000	0.26
Venezuela (Rep of) 7.650%, 04/21/2025		430,000	333,250	0.21
Venezuela (Rep of) 11.750%, 10/21/2026		690,000	693,450	0.44
Venezuela (Rep of) 9.250%, 09/15/2027		380,000	336,300	0.21
Venezuela (Rep of) 9.250%, 05/07/2028		430,000	365,500	0.23
Venezuela (Rep of) 11.950%, 08/05/2031		980,000	984,900	0.62
Venezuela (Rep of) 9.375%, 01/13/2034		179,000	153,045	0.10
			5,848,070	3.70
Vietnam (Cost $528,110)
Vietnam (Rep of) 6.875%, 01/15/2016		200,000	216,500	0.14
Vietnam (Rep of) 6.750%, 01/29/2020		300,000	324,750	0.20
			541,250	0.34
Total Debt Securities (Cost $137,454,009)			137,570,617	87.03

Short-Term Investments

UBS London FX- Insight, Time Deposit 0.120%, 04/30/2012		15,000,000	15,000,000	9.49
UBS London FX- Insight, Time Deposit 0.080%, 05/02/2012		15,000,000	15,000,000	9.49

Total Short-Term Investments (Cost $30,000,000)			30,000,000	18.98

Fully Funded Total Return Swaps

India (Cost $939,404)
India Government Bond, Issued by HSBC 7.490% 04/16/2017	INR	1,130,000	20,564	0.01
India Government Bond, Issued by HSBC 7.830% 04/11/2018	INR	11,700,000	213,795	0.14
India Government Bond, Issued by HSBC 9.150% 11/14/2024	INR	14,000,000	274,023	0.17
Rural Electrification Corp. Ltd., Issued by HSBC 9.350% 10/19/2016	INR	18,000,000	339,521	0.22
			847,903	0.54
Total Fully Funded Total Return Swaps (Cost $939,404)			847,903	0.54

Total Investments (Total Cost $168,393,413)			168,418,520	106.55

Liabilities Less Other Assets (See Statements of Assets and Liabilities for further detail)			(10,353,740)	(6.55)

Net Assets			$158,064,780	100.00

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2012 (Unaudited)

(1)	Par values are stated in United States Dollars unless otherwise noted below.
(2)	All or a portion of this security is designated as 144A.
(3)	Issuer has defaulted on terms of debt obligation.
(4)	When Issued Security.
(5)	Zero coupon bond.
(6)	Zero coupon bond reflects effective yield on the date of purchase.

Percentages shown are based on net assets.

At April 30, 2012, the Ashmore Emerging Markets Total Return Fund had open futures contracts as follows:

Futures Contracts	Number Contracts	Notional Value	Settlement Month	Unrealized Appreciation/ (Depreciation)
Short
Ten Year U.S. Treaury Note	(83)	10,979,344	June 2012	$(218,855)
U.S. Treasury Bonds	(27)	4,260,938	June 2012	(159,960)

Total				$(378,815)

At April 30, 2012, the Ashmore Emerging Markets Total Return Fund had outstanding forward foreign currency exchange contracts as follows:

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
05/03/2012	Barclays Wholesale GTS	Brazilian Real	940,252	United States Dollar	500,667	$(7,731)
05/03/2012	HSBC	Brazilian Real	940,252	United States Dollar	499,868	(6,933)
05/03/2012	Barclays Wholesale GTS	United States Dollar	790,000	Brazilian Real	1,494,419	6,538
05/03/2012	Barclays Wholesale GTS	United States Dollar	210,000	Brazilian Real	386,085	7,592
05/04/2012	Banco Santander New York	United States Dollar	1,188,586	Mexican Peso	15,474,799	1,192
05/10/2012	Bank of America Los Angeles	Russian Rouble	1,700,000	United States Dollar	53,073	4,687
05/14/2012	Chase Manhattan Bank London	Indian Rupee	27,487,200	United States Dollar	520,000	(256)
05/14/2012	Standard Chartered London	Indian Rupee	92,701,954	United States Dollar	1,798,990	(46,127)
05/14/2012	Barclays Wholesale GTS	Russian Rouble	37,495,120	United States Dollar	1,240,000	33,095
05/14/2012	Bank of America Los Angeles	Taiwan Dollar	45,463,209	United States Dollar	1,543,847	12,759
05/14/2012	Chase Manhattan Bank London	Taiwan Dollar	9,907,600	United States Dollar	340,000	(776)
05/14/2012	Barclays Wholesale GTS	United States Dollar	170,000	Indian Rupee	8,814,500	3,330
05/14/2012	Deutsche Bank London	United States Dollar	240,000	Russian Rouble	7,014,849	1,821
05/14/2012	HSBC	United States Dollar	220,000	Russian Rouble	6,573,600	(3,198)
05/14/2012	Union Bank of Switzerland - London	United States Dollar	1,160,000	Russian Rouble	34,253,524	(3,031)
05/14/2012	Union Bank of Switzerland - London	United States Dollar	280,000	Russian Rouble	8,281,000	(1,170)
05/14/2012	Chase Manhattan Bank London	United States Dollar	110,000	Taiwan Dollar	3,245,000	(1,105)
05/18/2012	Bank of America Los Angeles	Chilean Peso	209,392,799	United States Dollar	428,425	3,705
05/18/2012	Morgan Stanley & Co International	Chilean Peso	145,787,799	United States Dollar	299,175	1,692
05/18/2012	Barclays Wholesale GTS	Mexican Peso	48,366,315	United States Dollar	3,749,327	(43,253)
05/18/2012	Deutsche Bank London	United States Dollar	310,000	Colombian Peso	556,735,200	(5,702)
05/18/2012	Morgan Stanley & Co International	United States Dollar	160,000	Colombian Peso	282,960,000	(455)
05/18/2012	Deutsche Bank London	United States Dollar	560,000	Mexican Peso	7,371,196	(4,819)
05/18/2012	Deutsche Bank London	United States Dollar	567,234	Mexican Peso	7,380,000	1,741
05/18/2012	Union Bank of Switzerland - London	United States Dollar	601,886	Mexican Peso	7,830,000	1,912
05/21/2012	Morgan Stanley & Co International	British Pound	84,194	United States Dollar	135,196	1,422
05/21/2012	Barclays Wholesale GTS	Euro	89,654	United States Dollar	118,470	216
05/21/2012	Barclays Wholesale GTS	Euro	375,930	United States Dollar	492,101	5,564
05/21/2012	Bank of America Los Angeles	Malaysian Ringgit	242,280	United States Dollar	80,000	(68)
05/21/2012	Deutsche Bank London	Thai Baht	5,546,700	United States Dollar	180,000	176
05/21/2012	Union Bank of Switzerland - London	Thai Baht	13,423,065	United States Dollar	433,002	3,025
05/21/2012	HSBC	United States Dollar	677,815	British Pound	424,855	(11,578)

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2012 (Unaudited)

			Currency		Currency
			Buy Amount		Sell Amount
Settlement		Currency	(Local	Currency	(Local	Unrealized
Date	Counterparty	Buy	Currency)	Sell	Currency)	Gain/(Loss)
05/21/2012	Barclays Wholesale GTS	United States Dollar	2,541,656	Euro	1,927,688	$(10,266)
05/21/2012	Union Bank of Switzerland - London	United States Dollar	2,541,868	Euro	1,927,688	(10,054)
05/21/2012	Chase Manhattan Bank London	United States Dollar	75,532	Malaysian Ringgit	232,540	(1,187)
05/21/2012	Chase Manhattan Bank London	United States Dollar	190,000	Thai Baht	5,897,600	(1,574)
05/21/2012	HSBC	United States Dollar	144,878	Thai Baht	4,472,381	(400)
05/24/2012	Citibank London	Malaysian Ringgit	3,441,069	United States Dollar	1,127,739	7,279
05/25/2012	Barclays Wholesale GTS	Philippine Peso	44,921,209	United States Dollar	1,051,896	9,796
05/25/2012	Barclays Wholesale GTS	United States Dollar	60,000	Philippine Peso	2,532,600	143
05/29/2012	Bank of America Los Angeles	Russian Rouble	723,744	United States Dollar	23,987	525
05/30/2012	Bank of America Los Angeles	Russian Rouble	296,650	United States Dollar	10,000	46
05/30/2012	Chase Manhattan Bank London	Russian Rouble	97,344,351	United States Dollar	3,299,361	(2,933)
05/30/2012	HSBC	Russian Rouble	16,238,750	United States Dollar	550,000	(98)
05/30/2012	CSFB Global Foreign Exchange London	United States Dollar	781,209	Russian Rouble	23,018,321	1,726
05/31/2012	Bank of America Los Angeles	Czech Koruna	47,810,376	United States Dollar	2,522,542	14,239
05/31/2012	Chase Manhattan Bank London	Hungarian Forint	315,789,199	United States Dollar	1,435,993	14,366
05/31/2012	Citibank London	Israeili Shekel	5,767,666	United States Dollar	1,535,874	(6,321)
05/31/2012	Barclays Wholesale GTS	Polish Zloty	821,571	United States Dollar	263,764	(4,125)
05/31/2012	Citibank London	Singapore Dollar	4,418,541	United States Dollar	3,495,626	75,022
05/31/2012	Bank of America Los Angeles	United States Dollar	340,000	Czech Koruna	6,401,258	354
05/31/2012	Citibank London	United States Dollar	120,000	Israeili Shekel	451,770	193
05/31/2012	Deutsche Bank London	United States Dollar	520,000	Polish Zloty	1,645,790	(116)
06/04/2012	Deutsche Bank London	Brazilian Real	761,512	United States Dollar	436,022	(39,572)
06/12/2012	Barclays Wholesale GTS	Indonesian Rupiah	1,012,550,000	United States Dollar	110,000	(321)
06/21/2012	Union Bank of Switzerland - London	Thai Baht	21,169,583	United States Dollar	689,338	(2,793)
06/22/2012	Banco Santander New York	Mexican Peso	33,976,511	United States Dollar	2,556,066	39,158
06/22/2012	Barclays Wholesale GTS	Mexican Peso	17,633,060	United States Dollar	1,340,000	6,864
06/29/2012	HSBC	Euro	83,986	United States Dollar	110,000	1,205
06/29/2012	Bank of America Los Angeles	Hungarian Forint	181,707,750	United States Dollar	830,000	1,319
06/29/2012	Union Bank of Switzerland - London	Hungarian Forint	84,294,189	United States Dollar	367,936	17,713
06/29/2012	Chase Manhattan Bank London	Polish Zloty	12,150,033	United States Dollar	3,810,400	16,713
06/29/2012	Citibank London	Romanian Leu	5,382,796	United States Dollar	1,616,213	(10,486)
06/29/2012	Bank of America Los Angeles	Singapore Dollar	2,313,484	United States Dollar	1,852,862	16,808
06/29/2012	Barclays Wholesale GTS	South African Rand	25,892,225	United States Dollar	3,326,254	(24,748)
06/29/2012	Deutsche Bank London	United States Dollar	1,786,092	Euro	1,338,849	13,348
06/29/2012	HSBC	United States Dollar	170,000	Romanian Leu	569,647	70
06/29/2012	Bank of America Los Angeles	United States Dollar	190,000	Singapore Dollar	234,946	125
06/29/2012	Barclays Wholesale GTS	United States Dollar	230,000	South African Rand	1,796,829	887
06/29/2012	Barclays Wholesale GTS	United States Dollar	510,000	South African Rand	3,926,133	9,381
06/29/2012	Citibank London	United States Dollar	177,718	South African Rand	1,405,357	(1,479)
06/29/2012	Deutsche Bank London	United States Dollar	167,872	South African Rand	1,360,000	(5,541)
06/29/2012	Deutsche Bank London	United States Dollar	180,000	South African Rand	1,398,979	1,617
07/03/2012	Citibank London	United States Dollar	3,352,718	Brazilian Real	6,248,461	115,073
07/03/2012	Deutsche Bank London	United States Dollar	1,918,786	Brazilian Real	3,565,105	71,524
07/03/2012	HSBC	United States Dollar	1,922,615	Brazilian Real	3,565,105	75,353
07/18/2012	Standard Chartered London	Malaysian Ringgit	285,420	United States Dollar	92,693	1,106
07/18/2012	Bank of America Los Angeles	Thai Baht	35,460,450	United States Dollar	1,139,841	8,456
07/18/2012	Chase Manhattan Bank London	United States Dollar	90,000	Malaysian Ringgit	279,045	(1,704)
07/19/2012	Union Bank of Switzerland - London	Korean Won	113,525,000	United States Dollar	100,000	399
07/19/2012	Union Bank of Switzerland - London	Korean Won	2,404,624,789	United States Dollar	2,104,520	22,067
07/25/2012	HSBC	United States Dollar	2,287,367	Turkish Lira	4,176,161	(46,734)
07/25/2012	HSBC	United States Dollar	650,000	Turkish Lira	1,163,305	(184)
07/26/2012	Bank of America Los Angeles	United States Dollar	1,120,000	Russian Rouble	33,237,456	3,364
08/02/2012	Barclays Wholesale GTS	United States Dollar	492,536	Brazilian Real	940,252	8,012
08/02/2012	HSBC	United States Dollar	491,712	Brazilian Real	940,252	7,188
08/03/2012	Barclays Wholesale GTS	Chinese Yuan Renminbi	14,903,400	United States Dollar	2,360,000	1,795
08/13/2012	Citibank London	United States Dollar	594,254	Colombian Peso	1,072,480,000	(10,446)
08/13/2012	Citibank London	Colombian Peso	467,880,000	United States Dollar	261,824	1,982
08/21/2012	Standard Chartered London	Thai Baht	17,484,492	United States Dollar	564,380	855
08/24/2012	Bank of America Los Angeles	Colombian Peso	54,148,132	United States Dollar	30,031	454

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2012 (Unaudited)

			Currency		Currency
			Buy Amount		Sell Amount
Settlement		Currency	(Local	Currency	(Local	Unrealized
Date	Counterparty	Buy	Currency)	Sell	Currency)	Gain/(Loss)
08/24/2012	Chase Manhattan Bank London	Colombian Peso	644,000,000	United States Dollar	359,626	$2,936
08/24/2012	Bank of America Los Angeles	United States Dollar	595,905	Colombian Peso	1,072,480,000	(7,884)
08/28/2012	Union Bank of Switzerland - London	Colombian Peso	1,168,050,000	United States Dollar	650,000	7,233
08/28/2012	HSBC	Malaysian Ringgit	435,030	United States Dollar	142,236	397
04/15/2013	HSBC	Chinese Offshore Yuan	3,508,450	United States Dollar	550,000	35
04/15/2013	HSBC	Chinese Offshore Yuan	3,513,675	United States Dollar	550,000	853
04/13/2015	HSBC	United States Dollar	550,000	Chinese Offshore Yuan	3,565,925	(8,813)
04/13/2015	HSBC	United States Dollar	550,000	Chinese Offshore Yuan	3,554,650	(7,046)
05/04/2015	Standard Chartered London	United States Dollar	1,100,000	Chinese Offshore Yuan	7,158,800	(21,847)

Total						$305,572

At April 30, 2012, the Ashmore Emerging Markets Total Return Fund had the following interest rate swap contracts outstanding:

Pay Rate Index/ Pay Rate	Receive Rate/ Receive Rate Index		Notional Amount	Expiration Date	Unrealized Gains/(Losses)	Counterparty
Brazil CETIP Interbank
Deposit Rate	9.725%	BRL	8,570,326	01/02/2014	$80,308	HSBC
Brazil CETIP Interbank
Deposit Rate	9.730%	BRL	2,155,307	01/02/2014	20,295	HSBC
Brazil CETIP Interbank
Deposit Rate	11.180%	BRL	1,089,611	01/02/2014	25,877	Morgan Stanley
1.730%	Czech Interbank Offered Rates 6 Month	CZK	14,900,000	03/13/2017	1,716	Morgan Stanley
1.755%	Czech Interbank Offered Rates 6 Month	CZK	14,900,000	03/15/2017	772	Morgan Stanley
Klibor Interbank
Deposit Rate	3.190%	MYR	2,384,375	03/01/2022	(3,643)	Morgan Stanley

					$125,325

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2012 (Unaudited)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities and other financial instruments, if any. See note 4 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques. The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Total Return Fund’s investments and other financial instruments, which are carried at fair value, as of April 30, 2012:

	Level 1	Level 2	Level 3	Total
Investments
Assets:
Corporate Bonds	$—	$58,589,652	$—	$58,589,652
Corporate Convertible Bonds	—	69,075	—	69,075
Government Agencies	—	2,133,955	—	2,133,955
Government Bonds	—	69,503,795	—	69,503,795
Financial Certificates	—	2,592,705	—	2,592,705
Index Linked Corporate Bonds	—	488,321	—	488,321
Index Linked Government Bonds	—	4,193,114	—	4,193,114
Fully Funded Total Return Swaps	—	847,903	—	847,903
Short-Term Investments	—	30,000,000	—	30,000,000
Total Investments	$—	$168,418,520	$—	$168,418,520

Other Financial Instruments
Assets:
Forward Foreign Currency Exchange Contracts	$—	$668,445	$—	$668,445
Interest Rate Swap Contracts	—	128,968	—	128,968
Liabilities:
Forward Foreign Currency Exchange Contracts	—	(362,873)	—	(362,873)
Futures Contracts	(378,815)	—	—	(378,815)
Interest Rate Swap Contracts	—	(3,643)	—	(3,643)
Total Other Financial Instruments	$(378,815)	$430,897	$—	$52,082

The Fund discloses significant transfers between levels based on valuations at the end of each reporting period. At April 30, 2012 there were no significant transfers between Level 1 and Level 2 based on levels assigned to the securities on October 31, 2011. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2012 (Unaudited)

The following is a summary of the fair values of the Fund’s derivative instruments categorized by risk exposure*:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of April 30, 2012:

	Derivatives Not Accounted for as
	Hedging Instruments
	Foreign	Fixed Income/
	Exchange	Interest Rate
Assets:
Unrealized Appreciation on Interest Rate Swap Contracts	$—	$128,968
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts	668,445	—

	$668,445	$128,968

Liabilities:
Unrealized Depreciation on Interest Rate Swap Contracts	$—	$(3,643)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts	(362,873)	—
Variation Margin Payable(1)	—	(14,594)

	$(362,873)	$(18,237)

(1)

Only current day’s variation margin is reported within the Statements of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $(378,815).

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended April 30, 2012:

	Derivatives Not Accounted for as
	Hedging Instruments
	Foreign	Fixed Income/
	Exchange	Interest Rate
Realized Gain/(Loss) on Derivatives Recognized resulting from Operations:
Net Realized Gain on Forward Foreign Currency Exchange Contracts	$808,611	$—
Net Realized Loss on Futures Contracts		(218)
Net Realized Gain on Interest Rate Swap Contracts	—	177,616

	$808,611	$177,398

Net Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized resulting from Operations:
Net Change in Unrealized Appreciation on Forward Foreign
Currency Exchange Contracts	$530,683	$—
Net Change in Unrealized Depreciation on Futures Contracts	—	(378,815)
Net Change in Unrealized Appreciation on Interest Rate Swap Contracts	—	4,769

	$530,683	$(374,046)

* See note 9 in the Notes to Financial Statements for additional information.

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS EQUITY FUND

SCHEDULE OF INVESTMENTS

As of April 30, 2012 (Unaudited)

				% of Net
	Currency(1)	Shares	Value	Assets
Common Stock

Brazil (Cost $1,302,058)
Banco do Brasil S.A.	BRL	12,000	$148,446	1.63
Banco Santander Brasil S.A.	BRL	3,600	29,349	0.32
BRF - Brasil Foods S.A.	BRL	3,200	58,505	0.64
Cia Hering	BRL	1,200	29,777	0.33
Cosan Ltd., Class A		3,100	42,904	0.47
Duratex S.A.	BRL	5,800	34,079	0.37
EcoRodovias Infraestrutura e Logistica S.A.	BRL	5,900	49,215	0.54
Estacio Participacoes S.A.	BRL	2,900	36,209	0.40
Even Construtora e Incorporadora S.A.	BRL	9,100	34,039	0.37
Hypermarcas S.A.	BRL	2,608	16,733	0.18
Iochpe-Maxion S.A.	BRL	1,700	29,494	0.32
Lojas Renner S.A.	BRL	1,800	57,858	0.63
OGX Petroleo e Gas Participacoes S.A.	BRL	5,500	38,174	0.42
PDG Realty S.A. Empreendimentos e Participacoes	BRL	13,900	32,815	0.36
Petroleo Brasileiro S.A. ADR		10,756	253,196	2.77
Vale S.A.	BRL	4,600	102,804	1.13
Vale S.A. ADR		8,000	177,600	1.94
			1,171,197	12.82
Chile (Cost $42,851)
Cia Cervecerias Unidas S.A. ADR		144	10,313	0.11
Cia Sud Americana de Vapores S.A.	CLP	95,000	11,167	0.12
Empresas CMPC S.A.	CLP	3,954	16,258	0.18
Forus S.A.	CLP	1,085	5,032	0.06
			42,770	0.47
China (Cost $1,677,317)
AAC Technologies Holdings, Inc.	HKD	30,000	88,546	0.97
Baidu, Inc. ADR		700	92,890	1.02
Belle International Holdings Ltd.	HKD	55,000	107,893	1.18
China Merchants Bank Co. Ltd., Class H	HKD	120,000	260,458	2.85
China Modern Dairy Holdings Ltd.	HKD	346,000	98,556	1.08
China Pacific Insurance Group Co. Ltd., Class H	HKD	19,200	62,733	0.69
China Shenhua Energy Co. Ltd., Class H	HKD	28,000	124,326	1.36
CNOOC Ltd.	HKD	123,000	262,214	2.87
Industrial & Commercial Bank of China, Class H	HKD	363,000	242,354	2.65
Mindray Medical International Ltd. ADR		3,000	98,280	1.07
New Oriental Education & Technology Group ADR		3,000	80,190	0.88
Ping An Insurance Group Co., Class H	HKD	24,500	204,939	2.24
			1,723,379	18.86
Colombia (Cost $29,127)
Pacific Rubiales Energy Corp.	CAD	971	27,856	0.31
			27,856	0.31
Hong Kong (Cost $283,293)
AIA Group Ltd.	HKD	27,400	97,471	1.07
ASM Pacific Technology Ltd.	HKD	7,300	98,887	1.08
Samsonite International S.A.	HKD	54,000	104,678	1.15
			301,036	3.30
India (Cost $277,038)
HDFC Bank Ltd. ADR		1,600	54,928	0.60
ICICI Bank Ltd. ADR		2,300	77,947	0.85
Infosys Ltd. ADR		1,100	52,085	0.57
Sterlite Industries India Ltd. ADR		6,000	49,140	0.54
			234,100	2.56

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2012 (Unaudited)

	Currency(1)	Shares	Value	% of Net Assets
Indonesia (Cost $169,462)
Bank Mandiri Persero Tbk PT	IDR	47,500	$38,242	0.42
Harum Energy Tbk PT	IDR	15,000	11,669	0.13
Indomobil Sukses Internasional Tbk PT	IDR	18,000	34,761	0.38
Perusahaan Gas Negara Persero Tbk PT	IDR	128,000	46,652	0.51
Semen Gresik Persero Tbk PT	IDR	26,000	34,369	0.38
Tambang Batubara Bukit Asam Persero Tbk PT	IDR	2,000	4,015	0.04
			169,708	1.86
Malaysia (Cost $123,333)
DRB-Hicom Bhd	MYR	91,600	77,179	0.85
Sime Darby Bhd	MYR	10,900	35,079	0.38
			112,258	1.23
Mexico (Cost $404,573)
Alfa S.A.B. de C.V., Class A	MXN	2,877	41,066	0.45
Alpek S.A.B. de C.V.	MXN	6,493	14,364	0.16
America Movil S.A.B. de C.V. ADR, Series L		1,800	47,970	0.52
Desarrolladora Homex S.A.B. de C.V. ADR		4,000	67,240	0.74
Fomento Economico Mexicano S.A.B. de C.V. ADR		700	56,882	0.62
Grupo Financiero Banorte S.A.B. de C.V., Class O	MXN	14,000	67,821	0.74
Grupo Mexico S.A.B. de C.V., Series B	MXN	20,046	61,842	0.68
Ternium S.A. ADR		2,893	68,622	0.75
			425,807	4.66
Peru (Cost $62,756)
Cia de Minas Buenaventura S.A. ADR		1,515	62,524	0.68
			62,524	0.68
Philippines (Cost $37,870)
Metropolitan Bank & Trust	PHP	7,500	16,233	0.18
Petron Corp.	PHP	101,100	25,569	0.28
			41,802	0.46
Russia (Cost $26,659)
Evraz PLC	GBP	4,111	24,645	0.27
			24,645	0.27
Russian Federation (Cost $568,808)
Gazprom OAO ADR		20,273	233,950	2.56
Lukoil OAO ADR		2,788	171,044	1.87
Sberbank of Russia ADR		9,048	117,172	1.29
VimpelCom Ltd. ADR		3,064	31,222	0.34
			553,388	6.06
South Africa (Cost $222,798)
Anglo American PLC	GBP	658	25,287	0.28
Harmony Gold Mining Co. Ltd. ADR		2,300	22,310	0.25
Imperial Holdings Ltd.	ZAR	2,028	44,030	0.48
Investec Ltd.	ZAR	5,631	32,320	0.35
Murray & Roberts Holdings Ltd.	ZAR	15,528	57,094	0.63
Sasol Ltd.	ZAR	600	28,503	0.31
Steinhoff International Holdings Ltd.	ZAR	12,116	44,190	0.48
			253,734	2.78
South Korea (Cost $1,094,695)
Doosan Infracore Co. Ltd.	KRW	2,720	50,904	0.56
E-Mart Co. Ltd.	KRW	307	72,938	0.80
GS Engineering & Construction Corp.	KRW	601	44,831	0.49
Hyundai Heavy Industries Co. Ltd.	KRW	230	57,595	0.63
Hyundai Mobis	KRW	386	105,028	1.15
Hyundai Motor Co.	KRW	1,269	301,495	3.30
Korean Reinsurance Co.	KRW	3,101	37,590	0.41

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2012 (Unaudited)

	Currency(1)	Shares	Value	% of Net Assets
South Korea - (continued)
LG Chem Ltd.	KRW	263	$66,208	0.73
NHN Corp.	KRW	193	43,719	0.48
POSCO	KRW	155	51,501	0.56
Samsung Engineering Co. Ltd.	KRW	396	75,337	0.82
Samsung Heavy Industries Co. Ltd.	KRW	2,940	108,482	1.19
Shinhan Financial Group Co. Ltd.	KRW	1,260	44,039	0.48
SK Hynix, Inc.	KRW	3,180	78,929	0.86
			1,138,596	12.46
Taiwan (Cost $964,289)
Catcher Technology Co. Ltd.	TWD	13,000	83,229	0.91
Cathay Financial Holding Co. Ltd.	TWD	21,000	22,216	0.24
Chinatrust Financial Holding Co. Ltd.	TWD	108,297	69,149	0.76
Chroma ATE, Inc.	TWD	11,000	25,082	0.27
Delta Electronics, Inc.	TWD	36,000	106,982	1.17
Dynapack International Technology Corp.	TWD	4,000	20,542	0.23
Formosa Plastics Corp.	TWD	17,000	48,308	0.53
Hon Hai Precision Industry Co. Ltd.	TWD	60,000	189,808	2.08
HTC Corp.	TWD	2,000	30,334	0.33
Kinsus Interconnect Technology Corp.	TWD	5,000	15,714	0.17
MediaTek, Inc.	TWD	6,000	51,971	0.57
Taiwan Fertilizer Co. Ltd.	TWD	12,000	28,759	0.31
Taiwan Semiconductors Manufacturing Co. Ltd.	TWD	73,000	216,937	2.37
TPK Holding Co. Ltd.	TWD	1,824	22,481	0.25
Tripod Technology Corp.	TWD	17,000	50,054	0.55
Wan Hai Lines Ltd.	TWD	34,000	17,228	0.19
			998,794	10.93
Thailand (Cost $131,887)
Banpu PCL (Registered)	THB	3,000	54,240	0.59
Kasikornbank PCL (Registered)	THB	4,600	24,382	0.27
PTT Exploration & Production PCL (Registered)	THB	3,700	21,417	0.23
Siam Cement PCL (Registered)	THB	3,200	43,496	0.48
			143,535	1.57
Turkey (Cost $94,774)
Arcelik A/S	TRY	4,218	18,486	0.20
Koza Anadolu Metal Madencilik Isletmeleri A/S	TRY	11,095	21,724	0.24
Turkiye Garanti Bankasi A/S	TRY	10,669	39,229	0.43
Turkiye Vakiflar Bankasi Tao, Class D	TRY	11,205	20,090	0.22
			99,529	1.09
Total Common Stock (Cost $7,513,588)			7,524,658	82.37

Preferred Stock

Brazil (Cost $376,799)
Braskem S.A. ADR		4,700	69,090	0.76
Cia Energetica de Minas Gerais	BRL	2,375	47,073	0.51
Itau Unibanco Holding S.A. ADR		10,570	165,843	1.81
Suzano Papel e Celulose S.A.	BRL	9,600	36,262	0.40
			318,268	3.48
South Korea (Cost $414,798)
Samsung Electronics Co. Ltd. GDR(2)		1,556	556,931	6.10
			556,931	6.10
Total Preferred Stock (Cost $791,597)			875,199	9.58

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2012 (Unaudited)

Currency(1)	Shares	Value	% of Net Assets
Equity-Linked Securities

India (Cost $418,369)
Axis Bank Ltd., Issued by Merrill Lynch International(2)	3,280	$68,828	0.75
Bharti Airtel Ltd., Issued by Merrill Lynch International	8,289	48,805	0.53
DLF Ltd., Issued by Merrill Lynch International	9,921	35,161	0.39
Jaiprakash Associates Ltd., Issued by Merrill Lynch International(2)	39,418	55,875	0.61
Maruti Suzuki India Ltd., Issued by Merrill Lynch International	2,509	65,269	0.72
Strides Arcolab Ltd., Issued by CLSA Financial Products	6,498	82,915	0.91
Wipro Ltd., Issued by CLSA Financial Products(2)	6,351	48,786	0.53
		405,639	4.44
Russian Federation (Cost $165,328)
Sberbank of Russia, Issued by HSBC Bank PLC	80,484	188,284	2.06
		188,284	2.06
Total Equity-Linked Securities (Cost $583,697)		593,923	6.50

Total Investments (Total Cost $8,888,882)		8,993,780	98.45

Other Assets Less Liabilities (See Statements of Assets and Liabilities for further detail)		141,628	1.55

Net Assets		$9,135,408	100.00

(1)	Par values are stated in United States Dollars unless otherwise noted below.
(2)	All or a portion of this security is designated as 144A.

Percentages shown are based on net assets.

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2012 (Unaudited)

At April 30, 2012, the industry sectors for the Ashmore Emerging Markets Equity Fund were:

Percentage of

Industry	Net Assets
Consumer Discretionary	13.6
Consumer Staples	3.9
Energy	13.7
Financials	23.7
Health Care	2.0
Industrials	7.2
Information Technology	20.3
Materials	11.6
Telecommunication Services	1.4
Utilities	1.0
Total Investments	98.4
Other Assets Less Liabilities	1.6
Net Assets	100.0

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities and other financial instruments, if any. See note 4 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques. The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Equity Fund’s investments and other financial instruments, as of April 30, 2012.

	Level 1	Level 2	Level 3	Total
Investments
Assets:
Common Stocks
Brazil	$1,141,848	$—	$—	$1,141,848
Canada	27,856	—	—	27,856
Chile	42,770	—	—	42,770
China	1,723,379	—	—	1,723,379
Hong Kong	301,036	—	—	301,036
India	234,100	—	—	234,100
Indonesia	169,708	—	—	169,708
Malaysia	112,258	—	—	112,258
Mexico	357,185	—	—	357,185
Netherlands	68,622	—	—	68,622
Peru	62,524	—	—	62,524
Philippines	41,802	—	—	41,802
Russian Federation	553,388	—	—	553,388
South Africa	253,734	—	—	253,734
South Korea	1,138,596	—	—	1,138,596
Spain	29,349	—	—	29,349
Taiwan	998,794	—	—	998,794
Thailand	143,535	—	—	143,535
Turkey	99,529	—	—	99,529
United Kingdom	24,645	—	—	24,645
Preferred Stock
Brazil	318,268	—	—	318,268
South Korea	—	556,931	—	556,931
Equity - Linked Securities
India	—	405,639	—	405,639
Russian Federation	—	188,284	—	188,284
Total Investments	$7,842,926	$1,150,854	$—	$8,993,780

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2012 (Unaudited)

At October 31, 2011, for certain foreign equity securities, the Ashmore Emerging Markets Equity Fund’s fair value trigger was met as a result of the monitoring of events impacting the value of securities after the closing of the exchange on which the securities principally trade, but before the calculation of the daily net asset value, resulting in certain securities being classified as Level 2. Since the fair value trigger was not met at April 30, 2012, these securities were transferred to Level 1. The fair value of the securities transferred from Level 2 to Level 1, using the April 30, 2012 fair value, was $4,421,270.

The following is a summary of the fair values of the Fund’s derivative instruments categorized by risk exposure*:

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended April 30, 2012:

Derivatives Not Accounted for as Hedging Instruments
Foreign Exchange
Realized Gain on Derivatives Recognized resulting from Operations:
Net Realized Gain on Forward Foreign Currency Exchange Contracts	$ 179

* See note 9 in the Notes to Financial Statements for additional information.

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS SMALL-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

As of April 30, 2012 (Unaudited)

				% of Net
	Currency(1)	Shares	Value	Assets
Common Stock

Brazil (Cost $1,086,922)
Brazil Pharma S.A.	BRL	20,000	$115,416	0.93
Brookfield Incorporacoes S.A.	BRL	21,400	56,358	0.46
Cia de Locacao das Americas	BRL	4,491	21,723	0.18
Cia Hering	BRL	4,600	114,146	0.92
Duratex S.A.	BRL	5,900	34,667	0.28
Estacio Participacoes S.A.	BRL	11,400	142,339	1.15
Even Construtora e Incorporadora S.A.	BRL	28,100	105,109	0.85
Iochpe-Maxion S.A.	BRL	8,200	142,263	1.15
Mahle-Metal Leve S.A. Industria e Comercio	BRL	4,600	149,862	1.21
Marisa Lojas S.A.	BRL	9,800	115,935	0.94
OGX Petroleo e Gas Participacoes S.A.	BRL	3,900	27,069	0.22
Sonae Sierra Brasil S.A.	BRL	3,900	62,403	0.50
Tegma Gestao Logistica	BRL	8,600	130,840	1.06
			1,218,130	9.85
Chile (Cost $130,022)
Parque Arauco S.A.	CLP	65,403	127,073	1.03
			127,073	1.03
China (Cost $2,170,280)
3SBio, Inc. ADR		17,800	232,824	1.88
China Automation Group Ltd.	HKD	866,000	238,861	1.93
China High Precision Automation Group Ltd.	HKD	642,000	166,631	1.35
Chinasoft International Ltd.	HKD	770,000	215,360	1.74
Focus Media Holding Ltd. ADR		5,400	129,006	1.04
Greatview Aseptic Packaging Co. Ltd.	HKD	669,000	365,600	2.96
Hollysys Automation Technologies Ltd.		28,647	284,465	2.30
Intime Department Store Group Co. Ltd.	HKD	148,500	187,572	1.52
MIE Holdings Corp.	HKD	500,000	163,688	1.33
Minth Group Ltd.	HKD	218,000	276,200	2.24
Sinovac Biotech Ltd.		40,200	86,832	0.70
SouFun Holdings Ltd. ADR		12,000	216,720	1.75
			2,563,759	20.74
Colombia (Cost $179,370)
Galway Resources Ltd.	CAD	46,500	58,368	0.47
Pacific Rubiales Energy Corp.	CAD	1,287	36,922	0.30
Petrominerales Ltd.	CAD	4,885	71,456	0.58
			166,746	1.35
Hong Kong (Cost $378,114)
Ports Design Ltd.	HKD	94,000	138,117	1.12
Trinity Ltd.	HKD	312,000	260,984	2.11
			399,101	3.23
Indonesia (Cost $286,807)
AKR Corporindo Tbk PT	IDR	160,000	71,806	0.58
Berlian Laju Tanker Tbk PT	IDR	4,428,000	70,818	0.57
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	IDR	532,500	169,459	1.37
			312,083	2.52
Malaysia (Cost $542,256)
DRB-Hicom Bhd.	MYR	272,200	229,347	1.85
KNM Group Bhd.	MYR	262,900	72,534	0.59
Wah Seong Corp. Bhd.	MYR	298,800	200,420	1.62
			502,301	4.06

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS SMALL-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2012 (Unaudited)

				% of Net
	Currency(1)	Shares	Value	Assets
Mexico (Cost $731,969)
Corp. GEO S.A.B. de C.V., Series B	MXN	81,100	$108,134	0.87
Desarrolladora Homex S.A.B. de C.V. ADR		12,031	202,241	1.64
Grupo KUO S.A.B. de C.V., Series B	MXN	150,000	287,854	2.33
Industrias CH S.A.B. de C.V., Series B	MXN	34,300	155,525	1.26
TV Azteca S.A.B. de C.V., Series CPO	MXN	164,000	106,501	0.86
			860,255	6.96
Philippines (Cost $341,141)
Megaworld Corp.	PHP	5,289,000	271,786	2.20
Oriental Peninsula Resources Group, Inc.	PHP	2,065,000	388,760	3.14
			660,546	5.34
South Africa (Cost $193,848)
JD Group Ltd.	ZAR	20,753	129,711	1.05
Wilson Bayly Holmes-Ovcan Ltd.	ZAR	7,700	134,626	1.09
			264,337	2.14
South Korea (Cost $513,314)
Hyundai Department Store Co. Ltd.	KRW	1,321	186,439	1.51
LIG Insurance Co. Ltd.	KRW	5,490	114,160	0.92
Nexen Tire Corp.	KRW	12,490	209,986	1.70
			510,585	4.13
Taiwan (Cost $1,567,933)
Catcher Technology Co. Ltd.	TWD	62,000	396,939	3.21
China Life Insurance Co. Ltd.	TWD	193,000	172,460	1.39
Shin Zu Shing Co. Ltd.	TWD	52,000	137,974	1.12
Simplo Technology Co. Ltd.	TWD	35,000	269,613	2.18
Tainan Spinning Co. Ltd.	TWD	300,000	127,874	1.03
Tripod Technology Corp.	TWD	80,000	235,548	1.91
TXC Corp.	TWD	83,000	123,753	1.00
			1,464,161	11.84
Thailand (Cost $210,883)
Dynasty Ceramic PCL (Registered)	THB	58,600	121,479	0.98
Supalai PCL (Registered)	THB	293,100	156,309	1.27
			277,788	2.25
Total Common Stock (Cost $8,332,859)			9,326,865	75.44

Preferred Stock

Brazil (Cost $533,335)
Banco ABC Brasil S.A.	BRL	36,400	227,244	1.84
Itau Unibanco Holding S.A. ADR		4,274	67,059	0.54
Randon Participacoes S.A.	BRL	13,700	72,591	0.59
Saraiva S.A. Livreiros Editores	BRL	4,200	50,656	0.41
Suzano Papel e Celulose S.A., Class A	BRL	22,599	85,362	0.69
			502,912	4.07
Total Preferred Stock (Cost $533,335)			502,912	4.07
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS SMALL-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2012 (Unaudited)

				% of Net

	Currency(1)	Shares	Value	Assets
Equity-Linked Securities

India (Cost $958,807)
Dewan Housing Finance Corp. Ltd., Issued by Citigroup Global Markets Hold(2)		25,469	$105,416	0.85
HT Media Ltd., Issued by Citigroup Global Markets Hold		33,857	81,257	0.66
India Cements Ltd., Issued by Merrill Lynch International & Co.		122,102	194,497	1.57
Indian Bank, Issued by Merrill Lynch International & Co.		57,925	241,379	1.95
Strides Arcolab Ltd., Issued by Merrill Lynch International & Co.		29,339	374,339	3.03
			996,888	8.06
South Korea (Cost $1,091,353)
Gamevil, Inc., Issued by HSBC Bank PLC		3,392	196,594	1.59
Hana Tour Service, Inc., Issued by JP Morgan Structured Products		6,557	269,296	2.18
Hyundai Development Co., Issued by Goldman Sachs International		6,960	149,640	1.21
Korean Reinsurance Co., Issued by JP Morgan Structured Products		17,411	209,981	1.70
MegaStudy Co. Ltd., Issued by HSBC Bank PLC		800	74,611	0.60
Modetour Network, Inc., Issued by JP Morgan Structured Products		4,723	135,975	1.10
Youngone Corp., Issued by Goldman Sachs International		12,060	263,041	2.13
			1,299,138	10.51
Turkey (Cost $96,017)
Anadolu Cam Sanayii A.S., Issued by Royal Bank of Scotland PLC		57,595	93,880	0.76
			93,880	0.76
United Arab Emirates (Cost $50,058)
Drake & Scull International, Issued by Royal Bank of Scotland PLC		228,993	59,852	0.48
			59,852	0.48
Total Equity-Linked Securities (Cost $2,196,235)			2,449,758	19.81

Total Investments (Total Cost $11,062,429)			12,279,535	99.32
Other Assets Less Liabilities (See Statements of Assets and Liabilities for further detail)			84,344	0.68
Net Assets			$12,363,879	100.00

(1)	Par values are stated in United States Dollars unless otherwise noted below.
(2)	All or a portion of this security is designated as 144A.

Percentages shown are based on net assets.

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS SMALL-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2012 (Unaudited)

At April 30, 2012, the industry sectors for the Ashmore Emerging Markets Small-Cap Equity Fund were:

Industry	Percentage of Net Assets
Consumer Discretionary	31.2
Consumer Staples	2.3
Energy	4.6
Financials	14.2
Health Care	5.6
Industrials	13.3
Information Technology	17.0
Materials	11.1
Total Investments	99.3
Other Assets Less Liabilities	0.7
Net Assets	100.0

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities and other financial instruments, if any. See note 4 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques. The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Small-Cap Equity Fund’s investments, as of April 30, 2012:

	Level 1	Level 2	Level 3	Total
Investments
Assets:
Common Stocks
Brazil	$1,218,130	$—	$—	$1,218,130
Canada	36,922	—	—	36,922
Chile	127,073	—	—	127,073
China	2,397,128	—	166,631	2,563,759
Colombia	129,824	—	—	129,824
Hong Kong	399,101	—	—	399,101
Indonesia	241,265	—	70,818	312,083
Malaysia	502,301	—	—	502,301
Mexico	572,401	287,854	—	860,255
Philippines	660,546	—	—	660,546
South Africa	264,337	—	—	264,337
South Korea	510,585	—	—	510,585
Taiwan	1,464,161	—	—	1,464,161
Thailand	277,788	—	—	277,788
Preferred Stocks
Brazil	502,912	—	—	502,912
Equity - Linked Securities
India	—	996,888	—	996,888
South Korea	—	1,299,138	—	1,299,138
Turkey	—	93,880	—	93,880
United Arab Emirates	—	59,852	—	59,852
Total Investments	$9,304,474	$2,737,612	$237,449	$12,279,535

At October 31, 2011, for certain foreign equity securities, the Ashmore Emerging Markets Small-Cap Equity Fund’s fair value trigger was met as a result of the monitoring of events impacting the value of securities after the closing of the exchange on which the securities principally trade, but before the calculation of the daily net asset value, resulting in certain securities being classified as Level 2. Since the fair value trigger was not met for these securities at April 30, 2012, these securities were transferred to Level 1. The fair value of the securities transferred from Level 2 to Level 1, using the April 30, 2012 fair value, was $3,465,674.

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS SMALL-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2012 (Unaudited)

The following is a reconcilation of investments in which significant unobservable inputs (Level 3) were used for the Fund during the period ending April 30, 2012:

Category and Subcategory	Beginning Balance at 10/31/2011	Purchases	Sales	Realized Gains	Realized Losses	Change in Unrealized Appreciation/ (Depreciation)	Transfer into Level 3	Transfer out of Level 3	Ending Balance at 4/30/2012
Investments, at value
Common Stock	$—	$—	$—	$—	$—	$—	$237,449	$—	$237,449
Total	$—	$—	$—	$—	$—	$—	$237,449	$—	$237,449

The following is a summary of the fair values of the Fund’s derivative instruments categorized by risk exposure*:

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended April 30, 2012:

Derivatives Not Accounted
for as Hedging Instruments
Foreign Exchange
Realized Loss on Derivatives Recognized resulting from Operations:
Net Realized Loss on Forward Foreign Currency Exchange Contracts	$ (146)

* See note 9 in the Notes to Financial Statements for additional information.

See accompanying notes to the financial statements.

ASHMORE FUNDS

NOTES TO FINANCIAL STATEMENTS

As of April 30, 2012 (Unaudited)

1. Organization

Ashmore Funds (the “Trust”) is a Massachusetts business trust organized under the laws of The Commonwealth of Massachusetts on August 6, 2010 (inception date) and is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act” or “1940 Act”), as an open-end investment management company. The Trust includes seven funds as of April 30, 2012, each with its own investment objective. The Ashmore Emerging Markets Corporate Debt, Ashmore Emerging Markets Local Currency Bond Fund, Ashmore Emerging Markets Local Currency Fund, Ashmore Emerging Markets Sovereign Debt Fund, Ashmore Emerging Markets Total Return Fund, Ashmore Emerging Markets Equity Fund and Ashmore Emerging Markets Small-Cap Equity Fund (each a “Fund” and collectively, the “Funds”) are separate investment funds of the Trust. Each of the Funds, except Ashmore Emerging Markets Equity Fund and Ashmore Emerging Markets Small-Cap Equity Fund, are non-diversified. Non-diversified funds may invest a relatively large portion of their net assets in a single issuer or a small number of issuers in comparison to a fund that is “diversified.” Each of the Funds is presented herein.

On December 8, 2010, the Ashmore Emerging Markets Corporate Debt Fund, Ashmore Emerging Markets Local Currency Bond Fund, Ashmore Emerging Markets Local Currency Fund, Ashmore Emerging Markets Sovereign Debt Fund and Ashmore Emerging Markets Total Return Fund commenced investment operations. From August 6, 2010 through December 7, 2010, these five Funds did not have any operations other than those actions relating to organizational matters, including the sale of 2,000 shares of each of these five Funds for cash in the amount of $10.00 per share, or $20,000 for each of these five Funds. Effective May 12, 2011, Ashmore Emerging Markets Corporate Debt Fund, Ashmore Emerging Markets Local Currency Bond Fund, Ashmore Emerging Markets Local Currency Fund, Ashmore Emerging Markets Sovereign Debt Fund and Ashmore Emerging Markets Total Return Fund began to offer Class A and C shares (“Retail Shares”). On June 22, 2011, the Ashmore Emerging Markets Equity Fund – Institutional Class commenced investment operations. On October 4, 2011, the Ashmore Emerging Markets Small-Cap Equity Fund – Institutional Class commenced investment operations. On September 30, 2011, the Ashmore Emerging Markets Equity Fund and Ashmore Emerging Markets Small-Cap Equity Fund launched Class A and C shares, however, Class C shares were not seeded during the reporting period. Class A shares for the Ashmore Emerging Markets Equity Fund and Ashmore Emerging Markets Small-Cap Equity Fund were offered on February 27, 2012 and February 1, 2012, respectively.

Ashmore Investment Management Limited (“Ashmore” or the “Investment Manager” or “AIML”) serves as investment manager to the Funds. The Investment Manager has retained Ashmore EMM, L.L.C. (the “Subadviser”) to manage the investment portfolios of Ashmore Emerging Markets Equity Fund and Ashmore Emerging Markets Small-Cap Equity Fund. The Subadviser is responsible for managing the investment of the Funds’ assets, subject to the general oversight and supervision of the Investment Manager and the Board. Ashmore Investment Management (US) Corporation (“AIMUS”) is the principal underwriter of shares of the Funds. AIMUS is an affiliate of the Investment Manager. The Northern Trust Company (“Northern Trust”) serves as the administrator, custodian and transfer agent of the Funds.

2. Significant accounting policies

The significant accounting policies adopted and consistently followed in the preparation of the Funds’ financial statements are set out below:

(a) Basis of preparation

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

ASHMORE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

As of April 30, 2012 (Unaudited)

(b) Use of estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. These financial statements contain all adjustments which are, in the opinion of the Board, necessary to portray a fair statement of the period presented. Such adjustments are normal and recurring in nature. Valuation models used to determine the fair value of unlisted derivative instruments may require the use of a number of assumptions.

(c) Determination of Net Asset Value

The net asset value (“NAV”) of a Fund’s shares is calculated at the close of regular trading (normally 4:00 p.m. Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open for regular trading.

(d) Investment valuation

For the purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. Market values for various types of securities and other instruments are generally determined on the basis of closing prices or the last reported sales prices on an exchange or other market, or if no sales are reported, based on quotes or other market information obtained from a quotation reporting system, established market makers, or pricing services. Domestic and foreign debt securities where the close of trading does not coincide with the NYSE close and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from independent pricing services are based on information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain debt securities purchased on a delayed delivery basis are marked-to-market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of a Fund’s assets that are invested in one or more open-ended investment management companies, a Fund’s NAV will be calculated based upon the NAVs of such investments. The prospectuses for these open-end investment management companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

If the Investment Manager believes a non-U.S. (foreign) security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security will be valued at fair value based on procedures approved by the Board of Trustees of the Trust, (the “Board”). A Fund may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. The Funds may use fair value pricing more frequently for foreign securities or assets because, amongst other things, many foreign markets close well before the NAV of the Funds’ shares is next calculated. In considering whether fair value pricing is required and in determining fair values, the Investment Manager may, amongst other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine the fair values of non-U.S. securities. Foreign exchanges may permit trading in foreign securities on days when the Trust is not open for business, which may result in the values of a Fund’s portfolio investments being affected when you are unable to buy, sell or exchange shares of the Fund.

For the purposes of calculating NAV, the Funds normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements

ASHMORE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

As of April 30, 2012 (Unaudited)

that take place after the NYSE Close. Domestic fixed income and non-U.S. securities are normally priced using data reflecting the earlier closing of the principal markets for those securities, subject to possible fair value adjustments. Information that becomes known to a Fund or its agents after NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or NAV determined earlier that day.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. Foreign exchange rates are calculated as of 4:00 p.m. Eastern time on each day that the NYSE is open for regular trading. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and an investor is not able to purchase, redeem or exchange shares of the Funds. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the Investment Manager and the Subadviser, as applicable, the responsibility for applying the valuation methods. For instance, certain securities or investments for which market quotes are not readily available may be valued, pursuant to guidelines approved by the Board.

In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the Board’s approved valuation methods, the fair value of the security or asset will be determined in good faith by the Board, generally based upon recommendations provided by the Investment Manager and the Subadviser, as applicable. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to a Fund’s NAV calculation time, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. A Fund may also determine that market quotations are not readily available due to events relating to a single issuer (e.g., corporate actions or announcements) or events relating to multiple issuers (e.g., governmental actions or natural disasters). The Board has delegated to the Investment Manager and the Subadviser, as applicable, the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When a Fund uses fair value pricing to determine the NAV of its shares, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at its direction believe accurately reflects fair value. Fair value pricing may require subjective determinations about the value of a security or asset. While the Funds’ policies are intended to result in the calculation of a Fund’s NAV that fairly reflects security and asset values as of the time of pricing, the Funds cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security or asset if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by the Fund for purposes of calculating the NAV of the Fund’s shares.

(e) Investment transactions, income and expenses

Investment transactions are recorded at the trade date. The Funds determine the gain or loss realized from investment transactions using an identified cost basis method. Interest income is recognized on an accrual basis and includes the amortization of premiums and the accretion of discounts using the effective yield method.

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Dividend income is recognized on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, or as soon as such information is available.

Expenses are recorded on an accruals basis. Each Fund is charged for those expenses that are directly attributable to that Fund. Certain expenses arising in connection with a class of shares are charged to that class of shares. Expenses incurred which do not specifically relate to an individual Fund are allocated amongst all the Funds in the Trust in proportion to each Fund’s relative net assets.

(f) Fully funded total return swaps

Each Fund is subject to market risk in the normal course of pursuing its investment objectives. Certain Funds enter into fully funded total return swaps (“TRS”) to manage their exposure to the market, certain sectors of the market or a particular security or reference asset, or to create exposure to certain investments to which they would otherwise not be exposed. TRS contracts involve the exchange by a Fund and a counterparty of their respective commitments to pay or receive a net amount based on the change in the fair value of a particular security or index and a specified notional amount.

Where a Fund enters into a TRS transaction with a swap counterparty, pursuant to which the Fund makes an initial payment equal to the estimated value of an emerging market debt security, loan or other financial instrument, the TRS are considered investments for financial statement purposes and are accounted for using the same policies as would apply to the underlying assets they represent. Aside from the market risk of the underlying securities, there is a risk of default by the counterparty to the transaction.

(g) Equity-Linked Securities

Certain Funds may purchase equity-linked securities, also known as participation notes. Equity-linked securities are primarily used by the Funds as an alternate means to efficiently and effectively access what is generally an emerging securities market. A Fund deposits cash with its custodian (or broker) in an amount near or equal to the selling price of the underlying security, in exchange for an equity linked security. Upon sale, the Fund receives cash from the broker or custodian, equal to the value of the underlying security. Aside from the market risk of the underlying securities, there is a risk of default by the counterparty to the transaction. In the event of insolvency of the counterparty, a Fund might be unable to obtain its expected benefit. In addition, while the Funds will seek to enter into such transactions only with parties that are capable of entering into closing transactions with a Fund, there can be no assurance that a Fund will be able to close out such a transaction with the counterparty or obtain an offsetting position with any counterparty, at time prior to the end of the term of the underlying agreement.

(h) Organizational and Offering Costs

Organization costs were recognized as expenses as incurred and consisted of costs incurred to establish the Trust and enable it legally to do business. These expenses were paid by the Funds, and the Investment Manager has agreed to reimburse the Funds for these expenses, subject to potential recovery (see Note 10).

Offering costs include legal fees regarding the preparation of the initial registration statement. Offering costs are amortized over twelve months from the commencement of operations on a straight-line basis.

3. Principal risks

In the normal course of business the Funds trade financial instruments and enter into financial transactions where a risk of potential loss exists due to, amongst other things, changes in the market (market risk), or the failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a summary description of select principal risks, some of which may not apply to a particular Fund. For more information, please see the Funds’ prospectuses.

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Convertible Securities Risk

Securities that are convertible into preferred or common stocks are subject to the risks of both debt and equity securities and the risk of changes in value at a different rate than the underlying stocks. Convertible securities, particularly high-yield or junk bonds, are subject to greater levels of credit and liquidity risk, may be speculative and may decline in value due to changes in interest rates or an issuer’s or counterparty’s deterioration or default.

Counterparty and Third Party Risk

Transactions involving a counterparty to a derivative or other instrument, or a third party responsible for servicing the instrument, are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability to perform in accordance with the terms of the transaction.

Credit Risk

The Funds could lose money if the issuer or guarantor of a debt security or other instrument is unable or unwilling to meet its financial obligations, and the lack of ability, or perceived lack of ability, of the issuer to make timely payments of interest and/or principal will negatively affect the value of the security or instrument.

Currency Management Strategies Risk

Currency management strategies, including the use of forward currency contracts and other derivatives, may substantially change the Funds’ exposure to currencies and currency exchange rates and could result in losses to the Funds if currencies do not perform as the Investment Manager anticipates.

Currency Risk

Foreign (non-U.S.) currencies may decline in value relative to the U.S. dollar and adversely affect the value of the Funds’ investments in foreign currencies, securities denominated in foreign currencies or derivatives that provide exposure to foreign currencies.

Derivatives Risk

Investing in derivative instruments may be considered risky and involves correlation, documentation, interest rate, leverage, liquidity, market, management repetition and valuation risks and the risk of losing more than the principal amount invested.

Emerging Markets Risk

Compared to foreign developed markets, investing in emerging markets may involve heightened volatility, greater political, regulatory, legal and economic uncertainties, less liquidity, dependence on particular commodities or international aid, high levels of inflation, greater custody risk, and certain special risks associated with smaller companies.

Equity Securities Risk

Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer.

Focused Investment Risk

Focusing a fund’s investments in a limited number of issuers, sectors or industries increases risk and the volatility of the value of a fund’s shares. The Funds may be particularly susceptible to economic, political, regulatory or other events affecting the issuers, sectors or industries due to the extent that it focuses its investments.

Foreign Investment Risk

Investments in foreign (non-U.S.) issuers, directly or through the use of depositary receipts, may be negatively affected by adverse political, regulatory, economic, market or other developments affecting issuers located in foreign countries, currency exchange rates or regulations, or foreign withholding taxes. Investing in foreign securities may result in the Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in the securities of U.S. issuers.

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Geographic Focus Risk

The Funds may be particularly susceptible to economic, political or regulatory events affecting those countries or regions in which the Funds focus their investments.

High Yield Risk

Below investment grade securities and unrated securities of similar credit quality (commonly known as “high yield” securities or “junk bonds”) are subject to greater levels of credit and liquidity risks than higher quality securities, and are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Inflation/Deflation Risk

The value of the Funds’ investments may decline as inflation reduces the value of money; conversely, if deflation reduces prices throughout the economy, there may be an adverse effect on the creditworthiness of issuers in whose securities the Funds invest and an increase in the likelihood of issuer defaults.

Interest Rate Risk

Debt and other securities and instruments may decline in value due to changes in interest rates, the extended duration of principal payments at below-market interest rates, and/or prepayment.

Investments in Pooled Vehicles Risk

Investing in another investment company or pooled vehicle subjects the Funds to that company’s risks, and, in general, to a pro rata portion of that company’s fees and expenses in addition to fees and expenses charged by the Funds.

IPO Risk

Securities offered in initial public offerings (IPOs) are subject to many of the same risks of investing in small companies and often to a heightened degree, their values may be highly volatile, they may have no trading history and information about the issuer may have been available for only limited periods.

Issuer Non-Diversification Risk

The Ashmore Emerging Markets Corporate Debt Fund, Ashmore Emerging Markets Local Currency Bond Fund, Ashmore Emerging Markets Local Currency Fund, Ashmore Emerging Markets Sovereign Debt Fund and the Ashmore Emerging Markets Total Return Fund are “non-diversified” and are therefore more susceptible to the risks of focusing investments in a small number of issuers, industries or foreign currencies, as well as the risks of a single economic, political or regulatory occurrence, than funds that are “diversified”.

Issuer Risk

The value of a security or instrument may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Large Shareholder Risk

Shareholders of the Funds, such as institutional investors, may disrupt the efficient management of the Funds’ operations by purchasing or redeeming Fund shares in large amounts.

Leverage Risk

The use of leverage, including through borrowings, derivatives and reverse repurchase agreements, will increase the volatility of the Funds’ investment portfolio and magnify the Funds’ investment losses or gains.

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As of April 30, 2012 (Unaudited)

Limited Operating History Risk

The Funds have a limited operating history for investors to evaluate and may not achieve the desired asset levels to maximize investment and operational efficiencies.

Liquidity Risk

Illiquid securities and other instruments may be highly volatile, difficult to value, and difficult to sell or close out at favorable prices or times.

Management Risk

The Funds’ investment returns depend on the ability of the Investment Manager to manage the Funds’ portfolio successfully; there is a risk that the Investment Manager may be incorrect in its analysis of economic trends, currencies, countries, industries, companies, and the relative attractiveness of asset classes or other matters.

Market Risk

The value of securities and instruments owned by the Funds may rise and fall, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries or geographic areas.

Mortgage-Backed and Asset-Backed Risk

Payments on underlying assets, including mortgages or other obligations, may be delayed, prepaid, subordinated or defaulted on. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates.

Over-the-Counter Risk

Securities and derivatives traded in over-the-counter markets may trade less frequently and in limited volumes and thus exhibit more volatility and liquidity risk. The prices paid by the Funds in over-the-counter transactions may include an undisclosed dealer markup.

Portfolio Turnover Risk

If the Funds frequently trade their securities, this will increase transaction costs, may result in taxable capital gains, and may reduce the Funds’ investment performance.

Small and Mid-Sized Companies Risk

Investments in securities issued by small and mid-sized companies tend to be more vulnerable to adverse developments than larger companies, and may present increased volatility and liquidity risk.

Valuation Risk

Certain securities and instruments may be difficult to value, and to the extent the Funds sell a security or instrument at a price lower than that used to value the security, their net asset value will be adversely affected.

4. Fair value measurements

U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic defines fair value as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability including assumptions about risk. Such risks include the inherent risk in a particular valuation technique which is used to measure fair value. This may include the pricing model and/or the inputs to the pricing model used in the valuation technique. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the

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assumptions market participants would use in pricing the asset or liability, developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

•

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their discretion that are used in determining the fair market value of investments.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agency securities, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued based on evaluations provided by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs to those described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis are marked to market daily until their settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the NYSE. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities, equity linked notes and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in privately held investment funds will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy. Over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, or swaps agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the financial

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derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Investments and derivatives classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 instruments may include private equity and real estate investments, certain loan agreements, less-liquid corporate debt securities (including distressed debt instruments) and certain collateralized debt obligations. Also included in this category are options, government and sovereign obligations, government agency securities and corporate bonds for which independent broker prices are used and information relating to the inputs of the price models is currently unavailable.

5. Capital share transactions

Transactions in Class A shares for the period ended April 30, 2012, were as follows:

Fund	Shares Sold	Proceeds from Shares Sold	Shares from Reinvested Distributions	Proceeds from Reinvestment of Distributions	Shares Redeemed	Payments for Shares Redeemed	Net Increase in Shares	Net Increase in Net Assets
Ashmore Emerging Markets Corporate Debt Fund	-	$-	6	$53	-	$-	6	$53
Ashmore Emerging Markets Local Currency Bond Fund	-	-	2	23	-	-	2	23
Ashmore Emerging Markets Local Currency Fund	-	-	-	1	-	-	-	1
Ashmore Emerging Markets Sovereign Debt Fund	-	-	3	28	-	-	3	28
Ashmore Emerging Markets Total Return Fund	8,231	74,686	1,564	14,509	-	-	9,795	89,195
Ashmore Emerging Markets Equity Fund	100	1,000	-	-	-	-	100	1,000
Ashmore Emerging Markets Small-Cap Equity Fund	9,653	96,525	-	-	-	-	9,653	96,525

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As of April 30, 2012 (Unaudited)

Transactions in Class C shares for the period ended April 30, 2012, were as follows:

Fund	Shares Sold	Proceeds from Shares Sold	Shares from Reinvested Distributions	Proceeds from Reinvestment of Distributions	Shares Redeemed	Payments for Shares Redeemed	Net Increase in Shares	Net Increase in Net Assets
Ashmore Emerging Markets Corporate Debt Fund	-	$-	6	$49	-	$-	6	$49
Ashmore Emerging Markets Local Currency Bond Fund	-	-	2	19	-	-	2	19
Ashmore Emerging Markets Local Currency Fund	-	-	-	-	-	-	-	-
Ashmore Emerging Markets Sovereign Debt Fund	-	-	3	24	-	-	3	24
Ashmore Emerging Markets Total Return Fund	-	-	3	26	-	-	3	26

Transactions in Institutional Class shares for the period ended April 30, 2012, were as follows:

Fund	Shares Sold	Proceeds from Shares Sold	Shares from Reinvested Distributions	Proceeds from Reinvestment of Distributions	Shares Redeemed	Payments for Shares Redeemed	Net Increase in Shares	Net Increase in Net Assets
Ashmore Emerging Markets Corporate Debt Fund	189,354	$1,760,000	51,474	$477,422	(10,341)	$(100,000)	230,487	$2,137,422
Ashmore Emerging Markets Local Currency Bond Fund	722,103	7,183,222	71,000	689,276	(464,356)	(4,347,663)	328,747	3,524,835
Ashmore Emerging Markets Local Currency Fund	3,796,546	34,578,320	-	1	(44,846)	(420,208)	3,751,700	34,158,113
Ashmore Emerging Markets Sovereign Debt Fund	-	-	69,463	700,959	-	-	69,463	700,959
Ashmore Emerging Markets Total Return Fund	5,449,711	51,710,001	320,087	3,017,544	(362,612)	(3,511,699)	5,407,186	51,215,846
Ashmore Emerging Markets Equity Fund	524	5,000	1,571	12,824	-	-	2,095	17,824
Ashmore Emerging Markets Small-Cap Equity Fund	394	5,000	3,245	33,652	-	-	3,639	38,652

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Capital shares

Class A or Class C shares are issued at the Fund’s relevant NAV per share plus any applicable sales charge for Class A shares. Institutional Class shares are issued at the Fund’s relevant NAV per share without a sales charge. Shares confer upon the holders the right to receive notice of and attend, speak and vote at general meetings of the Funds. The shares confer upon the holders the right to any or all dividends or distributions which the Trustees in their sole discretion may from time to time resolve to make or declare.

6. Investment transactions

For the period ended April 30, 2012, the aggregate costs of purchases and proceeds from sales of investments (including fully funded TRS and excluding short-term investments) for the Funds were as follows:

Fund	Purchases	Sales
Ashmore Emerging Markets Corporate Debt Fund	$5,107,375	$2,841,773
Ashmore Emerging Markets Local Currency Bond Fund	27,944,610	21,721,510
Ashmore Emerging Markets Local Currency Fund	1,410,687	191,483
Ashmore Emerging Markets Sovereign Debt Fund	3,249,478	2,570,773
Ashmore Emerging Markets Total Return Fund	60,393,609	18,917,657
Ashmore Emerging Markets Equity Fund	4,841,415	4,846,829
Ashmore Emerging Markets Small-Cap Equity Fund	6,453,133	6,412,235

7. Federal income taxes

No provision for U.S. federal income taxes has been made since each Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute, each year, substantially all of its taxable income and capital gains to its shareholders.

At October 31, 2011, the capital loss carryforwards for U.S. federal income tax purposes and their respective years of expiration were as follows:

Fund	October 31, 2019
Ashmore Emerging Markets Corporate Debt Fund	$-
Ashmore Emerging Markets Local Currency Bond Fund	-
Ashmore Emerging Markets Local Currency Fund	(4,413)
Ashmore Emerging Markets Sovereign Debt Fund	(9,443)
Ashmore Emerging Markets Total Return Fund	(189,216)

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act makes changes to several tax rules affecting the Funds. In general, the provisions of the Act are effective for the Funds’ fiscal year ending October 31, 2012. Although the Act provides several benefits, including the unlimited carryover of future capital losses, there may be a greater likelihood that all, or a portion of a Fund’s pre-enactment capital loss carryovers may expire without being utilized, due to the fact that post-enactment capital losses are utilized before pre-enactment capital loss carryovers.

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The following Fund launched after the enactment date of December 22, 2010, and therefore such Fund’s capital loss carryforward does not expire.

Fund	Short-Term Capital Loss Carryforward at October 31, 2011
Ashmore Emerging Markets Equity Fund	$(763,427)

The Funds in the above two tables may offset future capital gains with these capital loss carryforwards.

The Funds are subject to the provisions of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 740-10, Income Taxes. This standard provides guidance as to how uncertain tax positions should be recognized, measured, presented and disclosed in the Funds’ financial statements. The Funds recognize the tax benefits of uncertain tax positions only where the position is more-likely-than-not (i.e. greater than 50-percent) to be sustained assuming examination by a tax authority based on the technical merits of the position. In evaluating whether a tax position has met the recognition threshold, the Funds must presume that the position will be examined by the appropriate taxing authority that has full knowledge of all relevant information. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the Funds’ financial statements. Income tax and related interest and penalties would be recognized by the Funds as tax expense in the statement of operations if the tax positions were deemed not to meet the more-likely-than- not threshold. The Funds analyze all open tax years for all major taxing jurisdictions. Open tax years are those that are open to examination by taxing authorities, as defined by the Statute of Limitations in each jurisdiction. The Funds have no examinations by tax authorities in progress. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Further, Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The taxable character of distributions paid during the fiscal period ended October 31, 2011, were as follows:

	Distributions From
Fund	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Ashmore Emerging Markets Corporate Debt Fund	$660,384	$-	$-	$660,384
Ashmore Emerging Markets Local Currency Bond Fund	1,481,344	-	1,034,126	2,515,470
Ashmore Emerging Markets Local Currency Fund	-	-	948,703	948,703
Ashmore Emerging Markets Sovereign Debt Fund	413,236	-	-	413,236
Ashmore Emerging Markets Total Return Fund	1,070,336	-	1,263,657	2,333,993
Ashmore Emerging Markets Equity Fund	46,475	-	-	46,475
Ashmore Emerging Markets Small-Cap Equity Fund	-	-	-	-

Tax determination of fiscal 2012 distributions will be made at the Funds’ tax year end.

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)

As of April 30, 2012 (Unaudited)

At April 30, 2012, for U.S. federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation/(depreciation) on investments in securities (including the effects of foreign currency translation) and the cost basis of investments were as follows:

Fund	Cost Basis of Investments	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation) on Investments
Ashmore Emerging Markets Corporate Debt Fund	$14,348,281	$300,920	$(898,893)	$(597,973)
Ashmore Emerging Markets Local Currency Bond Fund	68,298,413	1,660,792	(871,023)	789,769
Ashmore Emerging Markets Local Currency Fund	45,754,545	3,058	(56,504)	(53,446)
Ashmore Emerging Markets Sovereign Debt Fund	30,084,670	1,729,877	(179,826)	1,550,051
Ashmore Emerging Markets Total Return Fund	168,604,398	4,458,555	(4,644,433)	(185,878)
Ashmore Emerging Markets Equity Fund	9,002,538	645,608	(654,366)	8,758
Ashmore Emerging Markets Small-Cap Equity Fund	11,067,711	1,755,068	(543,244)	1,211,824

The difference between book basis and tax basis net unrealized appreciation or depreciation is attributable primarily to the tax deferral of losses on wash sales.

8. Distributions to shareholders

The Ashmore Emerging Markets Corporate Debt Fund, Ashmore Emerging Markets Local Currency Bond Fund, Ashmore Emerging Markets Local Currency Fund, Ashmore Emerging Markets Sovereign Debt Fund and Ashmore Emerging Markets Total Return Fund declare distributions of their net investment income daily and pay such distributions monthly. The Ashmore Emerging Markets Equity Fund and Ashmore Emerging Markets Small-Cap Equity Fund declare and pay distributions of their net investment income at least quarterly.

Distributions of net realized capital gains, if any, are declared and paid at least annually. The Funds may also make a special distribution to comply with federal tax requirements. Income dividends and capital gains distributions determined in accordance with federal income tax regulations may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal period in which income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of foreign currency transactions and swap transactions. As a result, income dividends and capital gain distributions declared during a fiscal period for federal tax purposes may differ significantly from the net investment income and realized capital gain reported on each Fund’s financial statements presented under U.S. GAAP. In general, to the extent that any differences which are permanent in nature result in over distributions to shareholders, the amount of the over distribution may be reported as return of capital. Temporary differences do not require reclassification. See Note 7 for further details.

9. Derivative instruments and hedging activities

FASB ASC Topic 815-10 (“Topic 815-10”), Disclosures about Derivative Instruments and Hedging Activities, improves financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Funds use derivative instruments, how these derivative instruments are accounted for and their effects on the Funds’ financial position and results of operations.

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None of the derivatives held in the Funds have been designated as hedging instruments under Topic 815-10. A discussion of the strategies for these derivatives and their counterparty credit risk can be found below.

In accordance with Topic 815-10, the Funds record their trading-related derivative activities on a fair value basis (as described in Note 4). Fair values represent the amount at which the instrument could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale.

The following disclosures contain information on how and why the Funds use derivative financial instruments; the credit-risk-related contingent features in certain derivative financial instruments; and how derivative financial instruments affect the Funds’ financial position, results of operations and cash flows. The location and fair value of these instruments on the Statements of Assets and Liabilities and the realized, and changes in unrealized, gains and losses on the Statements of Operations, are included in a table in the Schedules of Investments and categorized by type of financial derivative contract.

(a) Options

Each Fund is subject to market risk in the normal course of pursuing its investment objectives. The Funds may enter into options to speculate on the price movements of the financial instrument underlying the option, for use as an economic hedge against certain equity positions held in a Fund’s portfolio holdings or for other investment purposes. Option contracts give a Fund the right, but not the obligation, to buy or sell within a limited time, a financial instrument, commodity or currency at a contracted price that may also be settled in cash, based on differentials between specified indices or prices.

Options written obligate a Fund to buy or sell within a limited time, a financial instrument, commodity or currency at a contracted price that may also be settled in cash, based on differentials between specified indices or prices. Options written by a Fund may expose a Fund to the market risk of an unfavorable change in the financial instrument underlying the written option.

A Fund is exposed to counterparty risk from the potential that a seller of an option contract does not sell or purchase the underlying asset as agreed under the terms of the option contract. The maximum risk of loss from counterparty risk to a Fund holding a put or call option is generally the fair value of the contracts and the premiums paid to purchase its open option contracts. The risk of loss on call options sold by the Funds is potentially unlimited. A Fund considers the credit risk of the intermediary counterparties to its option transactions in evaluating potential credit risk.

Gains and losses associated with the valuation of options are recognized at fair value as the net change in unrealized appreciation/(depreciation) on investments in securities in the Statements of Operations. The premium on purchased put options exercised is subtracted from the proceeds of the sale of the underlying security or foreign currency in determining the realized gain or loss. The premium on purchased call options exercised is added to the cost of the securities or foreign currency purchased. Premiums paid on the purchase of options that expire unexercised are recorded as realized losses and are reflected in net realized gain/(loss) on investments in securities in the Statements of Operations.

As of April 30, 2012, there were no options held in the Funds.

(b) Forward foreign currency exchange contracts

A forward foreign exchange contract involves an obligation to purchase or sell a specific currency at a future date at a price set at the time the contract is made. The Funds may enter into forward foreign currency exchange contracts in connection with settling planned purchases or sales of securities, as part of an investment strategy to protect against uncertainty in the level of future foreign exchange rates in the purchase and sale of securities, or to gain exposure to foreign currencies. All forward foreign currency exchange contracts are valued daily at the applicable exchange rates. Any resulting unrealized gains or losses are recorded in net change in unrealized appreciation/(depreciation) on forward foreign currency exchange contracts in the Statements of Operations. A Fund records realized gains or losses at the time the forward

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)

As of April 30, 2012 (Unaudited)

foreign exchange contract is offset by entering into a closing transaction with the same counterparty or is extinguished by delivery of the currency. Realized gains or losses, if any, are included in net realized gain/(loss) on forward foreign exchange contracts in the Statements of Operations.

Risks arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Funds bear market risk from changes in foreign currency exchange rates and credit risk if the counterparty fails to perform. Further information on the impact of these positions on the Funds’ financial statements can be found in Note 11.

For the period ended April 30, 2012, the Ashmore Emerging Markets Corporate Debt Fund, Ashmore Emerging Markets Local Currency Bond Fund, Ashmore Emerging Markets Local Currency Fund, Ashmore Emerging Markets Sovereign Debt Fund, Ashmore Emerging Markets Total Return Fund, Ashmore Emerging Markets Equity Fund and Ashmore Emerging Markets Small-Cap Equity Fund had an average contract notional exposure of $4,197,066, $215,202,721, $173,400,667, $77,832, $100,258,065, $112,077, and $5,126, respectively, related to forward foreign currency exchange contracts.

(c) Futures contracts

During the reporting period, certain Funds entered into long (short) futures contracts for hedging purposes. Futures contracts obligate the buyer to take and the seller to make delivery at a future date of a specified quantity of a financial instrument or an amount of cash based on the value of securities indices, commodities or the fair value in U.S. dollars of a foreign currency.

The Funds’ participation in the futures markets involves certain risks, including the imperfect correlation between movements in the price of the futures contracts and movements in the price of the securities hedged or used for cover. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. Credit risk is mitigated to the extent that the exchange on which a particular futures contract is traded assumes the risk of a counterparty defaulting on its obligations under the contract.

At the time the Funds enter into a futures contract, the Funds deposit and maintain as collateral an initial margin with the broker, as required by the exchange on which the transaction is effected. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the fluctuation in the value of the contract. Such receipts or payments are determined by the rules of the futures exchange and are known as variation margin. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed. This amount is included in net realized gain or loss on futures contracts in the Statement of Operations. Any unrealized gains or losses on open futures contracts are included in net change in unrealized appreciation (depreciation) on futures contracts in the Statement of Operations.

For the period ended April 30, 2012, the Ashmore Emerging Markets Local Currency Bond, Ashmore Emerging Markets Sovereign Debt and Ashmore Emerging Markets Total Return Funds had an average notional long (short) exposure of $(124,493), $(1,167,712), and $(2,476,911), respectively, related to futures contracts.

(d) Interest rate swaps

During the reporting period, certain Funds entered into interest rate swaps, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the Funds’ exposure to interest rates. Interest rate swaps are marked to market daily and the change in fair value, if any, is recorded as unrealized gain or loss. Payments made or received are recorded as part of realized gains and losses. Certain Funds could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligations to perform.

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)

As of April 30, 2012 (Unaudited)

Interest rate swaps are recorded at their fair value. The fair value is based on quoted market prices or prices obtained from a third party provider at the date of the Statements of Assets and Liabilities, without any deduction for estimated future selling costs. The periodic payments on the swap agreements entered into by the Funds are reflected in the Statement of Operations within net realized gain/(loss) on interest rate swap contracts. Unrealized gains are reported as an asset and unrealized losses are reported as a liability in the Statements of Assets and Liabilities. Changes in the fair value are reflected in the Statements of Operations within net change in unrealized appreciation/(depreciation) on interest rate swap contracts in the period in which they occur.

For the period ended April 30, 2012, the Ashmore Emerging Markets Local Currency Bond and Ashmore Emerging Markets Total Return Funds had an average notional exposure of $10,675,668 and $12,525,287, respectively, related to interest rate swap contracts.

10. Related parties

Investment management fees

The Trust has an Investment Management Agreement (the “Agreement”) with the Investment Manager, with whom certain officers and directors of the Trust are affiliated, to furnish investment management services to the Funds. Under the terms of the Agreement, the Trust, on behalf of the Funds, compensates the Investment Manager for its investment management services at the following rates, based on each Fund’s average daily net assets:

Fund	Rate
Ashmore Emerging Markets Corporate Debt Fund	1.15%
Ashmore Emerging Markets Local Currency Bond Fund	0.95%
Ashmore Emerging Markets Local Currency Fund	0.85%
Ashmore Emerging Markets Sovereign Debt Fund	0.90%
Ashmore Emerging Markets Total Return Fund	1.00%
Ashmore Emerging Markets Equity Fund	1.15%
Ashmore Emerging Markets Small-Cap Equity Fund	1.50%

The Investment Manager has contractually agreed to waive its fees or reimburse each Fund for other expenses until February 28, 2013, to the extent that total operating expenses (other than acquired fund fees and expenses, interest expenses, taxes, extraordinary expenses and certain credits and offset arrangements) for each class of shares of each Fund exceed the rates in the table below, based on each Fund’s average daily net assets. The expense limitation arrangement may be terminated by the Board at any time.

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)

As of April 30, 2012 (Unaudited)

Fund	Class A	Class C	Institutional Class
Ashmore Emerging Markets Corporate Debt Fund	1.45%	2.20%	1.17%
Ashmore Emerging Markets Local Currency Bond Fund	1.25%	2.00%	0.97%
Ashmore Emerging Markets Local Currency Fund	1.15%	1.90%	0.87%
Ashmore Emerging Markets Sovereign Debt Fund	1.20%	1.95%	0.92%
Ashmore Emerging Markets Total Return Fund	1.30%	2.05%	1.02%
Ashmore Emerging Markets Equity Fund	1.45%	—	1.17%
Ashmore Emerging Markets Small-Cap Equity Fund	1.80%	—	1.52%

Any such waiver or reimbursement is subject to the Investment Manager’s right to recover amounts waived or reimbursed to the extent actual fees and expenses for a future fiscal period are less than each Fund’s expense limitation cap, provided, however, that the Investment Manager shall only be entitled to recover such amounts waived or reimbursed during the previous three fiscal years. The total accumulated amount subject to recovery in future years is $386,157 for Ashmore Emerging Markets Corporate Debt Fund, $440,235 for Ashmore Emerging Markets Local Currency Bond Fund, $410,456 for Ashmore Emerging Markets Local Currency Fund, $390,168 for Ashmore Emerging Markets Sovereign Debt Fund, $458,081 for Ashmore Emerging Markets Total Return Fund, $259,342 for Ashmore Emerging Markets Equity Fund and $236,467 for Ashmore Emerging Markets Small-Cap Equity Fund.

Subadviser fees

For the services provided, the Investment Manager pays the Subadviser at the following rates, based on each Fund’s average daily net assets:

Fund	Institutional Class
Ashmore Emerging Markets Equity Fund	0.92%
Ashmore Emerging Markets Small-Cap Equity Fund	1.20%

Distribution fees

The Funds have adopted Amended Plans of Distribution and Servicing Fees pursuant to Rule 12b-1 under the 1940 Act (“Distribution and Servicing Fee Plans”). Under the Distribution and Servicing Fee Plans, each of the Funds may pay fees to the distributor on an ongoing basis as compensation for the services the distributor renders and the expenses it bears in connection with the sale and distribution of Fund shares (“distribution fees”) and/or in connection with personal services rendered to Fund shareholders and the maintenance of shareholder accounts (“servicing fees”). Class A and C shares each have a separate 12b-1 Plan. Class A shares pay only servicing fees. Class C shares pay both distribution and servicing fees. The following table lists the maximum annual rates at which the distribution and/or servicing fees may be paid under each 12b-1 Plan (calculated as a percentage of a Fund’s average daily net assets attributable to the particular class of shares):

	Servicing Fee	Distribution Fee
Class A shares	0.25%	None
Class C shares	0.25%	0.75%

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)

As of April 30, 2012 (Unaudited)

Investor Ownership

On November 19, 2010, Ashmore Emerging Markets Corporate Debt Fund, Ashmore Emerging Markets Local Currency Bond Fund, Ashmore Emerging Markets Local Currency Fund, Ashmore Emerging Markets Sovereign Debt Fund and Ashmore Emerging Markets Total Return Fund were seeded. On June 22, 2011, Ashmore Emerging Markets Equity Fund was seeded. On October 4, 2011, Ashmore Emerging Markets Small-Cap Equity Fund was seeded. Each of the Funds was seeded by Ashmore Investments UK Limited, the parent of the Investment Manager. Ashmore Investments UK Limited seeded each Fund with $10 million, except the Ashmore Emerging Markets Total Return Fund, which was seeded with $20 million.

As of April 30, 2012, Ashmore Investments UK Limited owned the following percentages of outstanding shares of each Fund:

Fund	Institutional Class
Ashmore Emerging Markets Corporate Debt Fund	73.72%
Ashmore Emerging Markets Local Currency Bond Fund	15.88%
Ashmore Emerging Markets Local Currency Fund	16.85%
Ashmore Emerging Markets Sovereign Debt Fund	33.81%
Ashmore Emerging Markets Total Return Fund	11.12%
Ashmore Emerging Markets Equity Fund	68.02%
Ashmore Emerging Markets Small-Cap Equity Fund	99.96%

In addition to the Ashmore Investments UK Limited ownership, shown in the table above, the following Funds had other investors owning greater than 5% of the outstanding shares of such Funds: one investor owned 100.00% of the outstanding shares of the Ashmore Emerging Markets Corporate Debt Fund - Class A and Class C, one investor owned 10.78% of the outstanding shares of the Ashmore Emerging Markets Corporate Debt Fund - Institutional Class, one investor owned 100.00% of the outstanding shares of the Ashmore Emerging Markets Local Currency Fund - Class A and Class C, three investors each owned 43.66%, 9.75% and 8.60%, respectively, of the outstanding shares of the Ashmore Emerging Markets Local Currency Fund - Institutional Class, one investor owned 99.66% of the outstanding shares of the Ashmore Emerging Markets Local Currency Bond Fund - Class A, one investor owned 100.00% of the outstanding shares of the Ashmore Emerging Markets Local Currency Bond Fund - Class C, three investors each owned 36.95%, 31.33% and 12.61%, respectively, of the outstanding shares of the Ashmore Emerging Markets Local Currency Bond Fund - Institutional Class, one investor owned 100.00% of the outstanding shares of the Ashmore Emerging Markets Sovereign Debt Fund - Class A and Class C, one investor owned 66.19% of the outstanding shares of the Ashmore Emerging Markets Sovereign Debt Fund - Institutional Class, two investors each owned 87.99% and 10.25%, respectively, of the outstanding shares of the Ashmore Emerging Markets Total Return Fund - Class A, one investor owned 100.00% of the outstanding shares of the Ashmore Emerging Markets Total Return Fund - Class C, four investors each owned 48.10%, 12.82%, 9.17% and 8.08%, respectively, of the outstanding shares of the Ashmore Emerging Markets Total Return Fund – Institutional Class, one investor owned 100.00% of the outstanding shares of the Ashmore Emerging Markets Equity Fund - Class A, three investors owned 16.91%, 10.02% and 5.01%, respectively, of the outstanding shares of the Ashmore Emerging Markets Equity Fund – Institutional Class, and one investor owned 100.00% of the outstanding shares of the Ashmore Emerging Markets Small-Cap Equity Fund - Class A.

ASHMORE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

As of April 30, 2012 (Unaudited)

11. Financial instruments with off-balance sheet risk and concentration of credit risk

Derivative financial instruments may result in off-balance sheet market and credit risk. Market risk is the possibility that future changes in market price may make a financial instrument less valuable. If the markets should move against one or more positions that the Funds hold, the Funds could incur losses greater than the unrealized amounts recorded in the Statements of Assets and Liabilities.

Credit risk is the risk that the counterparty will default and fail to fulfill the terms of the agreement.

Derivative risk exposures are discussed in Note 9.

12. Recent accounting pronouncements

On May 12, 2011, the FASB issued ASU No. 2011-04, Fair Value Measurement: Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU 2011-04”), modifying ASC 820. At the same time, the International Accounting Standards Board (“IASB”) issued International Financial Reporting Standard (“IFRS”) 13, Fair Value Measurement. The objective of the FASB and IASB is the convergence of their guidance on fair value measurements and disclosures. Specifically, ASU 2011-04 requires reporting entities to disclose 1) the amounts of and reasons for any transfers between Level 1 and Level 2, and 2) for Level 3 fair value measurements: a) quantitative information about significant unobservable inputs used, b) a description of the valuation procedures used by the reporting entity, and c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of ASU 2011-04 is for interim and annual periods beginning after December 15, 2011. At this time, the Funds’ management is evaluating the implications of this requirement and the impact it will have on the Funds’ financial statement disclosures.

In December 2011, the FASB issued ASU No. 2011-11, Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). These disclosure requirements are intended to help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a company’s financial position. They also improve transparency in the reporting of how companies mitigate credit risk, including the disclosure of related collateral pledged or received. In addition, ASU 2011-11 facilitates comparison between those reporting entities that prepare their financial statements on the basis of U.S. GAAP and those reporting entities that prepare their financial statements on the basis of IFRS. Specifically, ASU 2011-11 requires reporting entities to disclose 1) both gross and net information about both instruments and transactions eligible for offset in the financial statements and 2) to disclose instruments and transactions subject to an agreement similar to a master netting agreement. The effective date of ASU 2011-11 is for interim and annual periods beginning on or after January 1, 2013. At this time, the Funds’ management is evaluating the implications of this requirement and the impact it will have on the Funds’ financial statement disclosures.

13. Subsequent events

Management has evaluated subsequent events for the Funds through the date the financial statements were issued, and has concluded that there are no recognized or non-recognized subsequent events relevant for financial statement disclosure.

ASHMORE FUNDS

FOR MORE INFORMATION

As of April 30, 2012

PORTFOLIO HOLDINGS

The Ashmore Funds files their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s Web site at www.sec.gov. You may also review and obtain copies at the SEC’s Public Reference Room in Washington D.C. Information about the Public Reference Room may be obtained by calling 800-SEC-0330.

PROXY VOTING

Ashmore Funds’ Proxy Voting Policies and Procedures and each Fund’s portfolio securities voting record for the most recent 12-month period ended June 30 are available upon request and without charge by visiting the Ashmore Funds’ Web site at www.ashmoregroup.com or the SEC’s Web site at www.sec.gov or by calling 866-876-8294.

ASHMORE FUNDS

PRIVACY POLICY

We consider customer privacy to be a fundamental aspect of our relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of our current, prospective and former shareholders’ personal information. To ensure our shareholders’ privacy, we have developed policies that are designed to protect this confidentiality, while allowing shareholders’ needs to be served.

Obtaining Personal Information In the course of providing shareholders with products and services, we may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on our internet web sites.

Respecting Your Privacy As a matter of policy, we do not disclose any personal or account information provided by shareholders or gathered by us to non-affiliated third parties, except as required for our everyday business purposes, such as to process transactions or service a shareholder’s account, or as otherwise permitted by law. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, and gathering shareholder proxies. We may also retain non-affiliated financial services providers to market our shares or products and we may enter into joint-marketing arrangements with them and other financial companies. We may also retain marketing and research service firms to conduct research on shareholder satisfaction. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. We may also provide a shareholder’s personal and account information to their respective brokerage or financial advisory firm, Custodian, and/or to their financial advisor or consultant.

Sharing Information with Third Parties We reserve the right to disclose or report personal information to non-affiliated third parties where we believe in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect our rights or property or upon reasonable request by any investee entity in which a shareholder has chosen to invest. Of course, we may also share your information with your consent.

Sharing Information with Affiliates We may share shareholder information with our affiliates in connection with our affiliates’ everyday business purposes, such as servicing a shareholder’s account, but our affiliates may not use this information to market products and services to you except in conformance with applicable laws or regulations. The information we share includes information about our experiences and transactions with a shareholder and may include, for example, a shareholder’s participation in one of the Funds or in other investment programs, a shareholder’s ownership of certain types of accounts, or other data about a shareholder’s transactions or accounts. Our affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information We take seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, we have also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In addition, we have physical, electronic, and procedural safeguards in place to guard a shareholder’s non-public personal information.

Disposal of Confidential Records We will dispose of records, if any, that are knowingly derived from data received from a consumer reporting agency regarding a shareholder that is an individual in a manner that ensures the confidentiality of the data is maintained. Such records include, among other things, copies of consumer reports and notes of conversations with individuals at consumer reporting agencies.

ASHMORE FUNDS

OTHER INFORMATION

Administrator, Custodian and Transfer Agent

The Northern Trust Company

50 South LaSalle Street

Chicago, Illinois 60603

312-630-6000

Investment Manager

Ashmore Investment Management Limited

61 Aldwych

London WC2B 4AE

United Kingdom

44-20-3077-6000

Subadviser for Ashmore Emerging Markets Equity Fund

and Ashmore Emerging Markets Small-Cap Equity Fund

Ashmore EMM, LLC

1001 19th Street North, 17th Floor

Arlington, Virginia 22209-1722

Distributor

Ashmore Investment Management (US) Corporation

122 East 42nd Street

New York, New York 10168

212-661-0061

Legal Counsel

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, Massachusetts 02199

617-951-7000

Item 2. Code of Ethics.

Not applicable for this reporting period.

Item 3. Audit Committee Financial Expert.

Not applicable for this reporting period.

Item 4. Principal Accountant Fees and Services.

Not applicable for this reporting period.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	The registrant has elected to include the schedule of investments in securities of unaffiliated issuers as part of the report to shareholders filed under Item 1 of this report on Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable for this reporting period.

(a)(2)	Exhibit 99.CERT: Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(a)(3)	Not applicable.

(b)	Exhibit 99.906 CERT: Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ashmore Funds

By	/s/ George Grunebaum
George Grunebaum, President and Chief Executive Officer
(Principal Executive Officer)

Date: July 6, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ George Grunebaum
George Grunebaum, President and Chief Executive Officer
(Principal Executive Officer)

Date: July 6, 2012

By	/s/ Chris Tsutsui
Chris Tsutsui, Treasurer
(Principal Financial and Accounting Officer)

Date: July 6, 2012